(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EMERGING MARKETS INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    24   Notes to financial statements.

REPORT OF INDEPENDENT    32   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                         PAST 1   LIFE OF
                                                        YEAR     FUND

Advisor Emerging Markets Income - Institutional Class   40.21%   53.85%

J.P. Morgan Emerging Markets Bond Index Plus            39.30%   58.24%

Emerging Markets Debt Funds Average                     40.70%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of 16 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                         PAST 1   LIFE OF
                                                        YEAR     FUND

Advisor Emerging Markets Income - Institutional Class   40.21%   16.53%

J.P. Morgan Emerging Markets Bond Index Plus            39.30%   17.70%

Emerging Markets Debt Funds Average                     40.70%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970127 183037 S00000000000001
             FA Emerg Mkt Inc -CL I      JP EMBI Plus
             00607                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8710.62
  1994/04/30       9709.65                     8547.86
  1994/05/31      10335.54                     9179.71
  1994/06/30       9835.28                     8713.44
  1994/07/31      10055.96                     8872.50
  1994/08/31      11267.52                     9606.91
  1994/09/30      11589.24                     9903.80
  1994/10/31      11290.55                     9590.79
  1994/11/30      11055.90                     9580.60
  1994/12/31      10246.94                     8960.01
  1995/01/31       9070.51                     8528.44
  1995/02/28       8422.24                     8131.77
  1995/03/31       8175.93                     7967.86
  1995/04/30       8877.85                     8820.45
  1995/05/31       9407.49                     9588.08
  1995/06/30       9460.49                     9799.71
  1995/07/31       9475.87                     9761.06
  1995/08/31       9680.80                    10028.23
  1995/09/30      10067.96                    10420.27
  1995/10/31      10006.53                    10307.15
  1995/11/30      10342.00                    10606.50
  1995/12/31      10973.18                    11358.60
  1996/01/31      11783.93                    12221.80
  1996/02/29      11129.68                    11547.60
  1996/03/31      11236.56                    11810.65
  1996/04/30      11814.51                    12455.00
  1996/05/31      12138.03                    12670.53
  1996/06/30      12405.84                    13115.94
  1996/07/31      12548.91                    13390.04
  1996/08/31      13004.74                    13881.87
  1996/09/30      14072.63                    14777.12
  1996/10/31      14437.84                    14877.70
  1996/11/30      15247.88                    15635.90
  1996/12/31      15385.48                    15823.79
IMATRL PRASUN   SHR__CHT 19961231 19970127 183038 R00000000000037

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by December 31, 1996, the value of the investment would have grown to $15,385
- a 53.85% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,824 - a 58.24% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a fund
that invests exclusively in the
United States. Past performance
is no guarantee of future results
and you may have a gain or loss
when you sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS

                              YEARS ENDED DECEMBER             MARCH 10, 1994
                              31,                              (COMMENCEMEN
                                                               T
                                                               OF OPERATIONS)
                                                               TO
                                                               DECEMBER 31,

                              1996                    1995     1994

Dividend return               9.89%                   9.61%    4.80%

Capital appreciation return   30.32%                  -2.52%   -2.33%

Total return                  40.21%                  7.09%    2.47%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effect of the sales charge.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996   PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               6.30(cents)   38.52(cents)   78.48(cents)

Annualized dividend rate          6.26%         6.90%          7.57%

30-day annualized yield           n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $11.84 over the past month, $11.07 over the past six months, and $10.37 over the past year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once the Institutional Class has a longer, more stable, operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
While low inflation and moderate
growth helped provide a positive
backdrop for most bond markets in
1996, performance in overseas bond
markets was mixed. The Salomon
Brothers World Government Bond
Index - a measure of government
bond market performance in
developed nations - returned
7.11% for the 12 months ended
December 31, 1996. In Europe,
focus centered on the continuing
progress toward the European
Monetary Union (EMU). Attractive
opportunities arose as countries
worked to meet the requirements
for joining the EMU. Many
European nations - especially Italy,
Spain and Sweden - boasted
strong returns. However, Germany
and Japan - two of the larger
components of the Salomon
Brothers World Government Bond
Index - experienced currency
problems that hurt returns. When
Japan's trade surplus diminished
during the year, assets flowed out of
the country, with investors seeking
higher-yielding opportunities
elsewhere. In stark contrast to the
developed world, the often-volatile
emerging debt markets enjoyed a
particularly strong year, helped by
inflows of foreign capital, low
interest rates and the
implementation of country-specific
reforms - especially in Latin
America. The JP Morgan Emerging
Markets Bond Index - of which
Latin America is a large component
- posted a return of 34.16% during
the period. In the U.S., uncertainty
over the direction of the economy
led to mixed bond market
performance. The Lehman Brothers
Aggregate Bond Index returned
3.63% in 1996.
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. JOHN, HOW DID THE FUND PERFORM?
A. Very well. For the 12-month period that ended December 31, 1996, the fund's Institutional Class shares returned 40.21%. To get a sense of how the fund compared relative to its peer group, the emerging markets debt funds average returned 40.70% over the same period, according to Lipper Analytical Services. The J.P. Morgan Emerging Markets Bond Index Plus had a 12-month return of 39.30% as of December 31.
Q. WHAT WERE SOME OF THE IMPORTANT THEMES IN EMERGING MARKET DEBT OVER THE PAST YEAR?
A. There were really three key themes that helped drive asset prices in emerging market debt in the past year. First was the return of economic growth to Latin America, particularly Mexico and Argentina. Our risk models of different nations' sovereign debt have shown economic growth to be the most important factor in a country's creditworthiness. The second recurring theme was sharply rising crude oil prices which improved the financial position of the oil exporting countries. Of the major oil exporters, Ecuador, Venezuela and Nigeria all performed well, while only Mexico lagged. The significance of rising oil prices goes beyond the simple revenue windfall: Venezuela and Ecuador have used the cash to help them tackle significant structural economic reforms. The third major theme was the dramatic outperformance of non-restructured loans versus Brady securities - U.S. dollar-denominated bonds of developing countries.
Q. DID ANY OTHER SPECIFIC DEVELOPMENTS TAKE PLACE?
A. Three events deserve mention. First, Moody's re-rated all Brady bonds - which had been rated just below the issuing country's Eurobond external debt - up to the level of the sovereign issuer. This took place early in the year. Second, the fund realized excellent performance from its positions in pre-Brady bonds, most notably those of Russia and Panama. The market-friendly election of Boris Yeltsin, the perception that economic reform was progressing and an increased sense of stability combined to make Russian loans attractive. My overweighting - relative to the J.P. Morgan index - in Panama worked to the fund's benefit as low inflation and a balanced budget, among other factors, made for good performance. The fund also benefited from its exposure to the non-restructured loans of Vietnam and the Ivory Coast. Lastly, both Mexico and the Philippines initiated debt buybacks, which was viewed positively by the market.
Q. YOU MENTIONED PRE-BRADY BONDS AS HAVING PLAYED A SIGNIFICANT ROLE IN THE PORTFOLIO. CAN YOU EXPLAIN HOW THESE INSTRUMENTS WORK?
A. Sure. Pre-Bradys are loans made by multinational banks to sovereign governments. These loans usually have gone through a default process for one reason or another, and are traded in the market by banks and investment banks. Typically, when emerging market countries undergo economic or political reform and wish to re-enter the international capital markets, the first step is to agree to terms and conditions on restructuring their existing defaulted loans with the London Club - the group of issuing banks. Once the parties come to an agreement, the pre-Brady loans become Brady bonds.
Q. JOHN, ARE THERE ANY POCKETS OF THE WORLD THAT ARE RELATIVELY UNEXPLORED FROM AN INVESTMENT STANDPOINT?
A. Africa, the world's poorest continent, has been largely ignored by investors. Africa has extremely high debt levels, but the World Bank has floated some debt relief proposals that may result in more opportunities there.
Q. WHAT'S YOUR OUTLOOK?
A. I'm fairly optimistic. At present, the forces that have driven this bull market remain in place; economic growth is picking up across our universe of countries, and most countries enjoy rising levels of liquidity driven by capital inflows and stronger oil prices. The most important issue to monitor is continued progress on economic reform. It is crucial for these countries to keep building on the momentum of the last 18 months. Two examples of this are labor reform in Argentina and the prospects for a currency board in Bulgaria. Also important is international liquidity and the global appetite for risk. Emerging markets could suffer if G7 interest rates - those in the seven leading industrial nations - went up sharply or if there is a global recession.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities and other
instruments of issuers in
emerging markets; as a
secondary objective, the
fund may seek capital
appreciation
START DATE: March 10, 1994
SIZE: as of December 31,
1996, more than $99 million
MANAGER: John Carlson,
since 1995; joined Fidelity in
1995
(checkmark)
JOHN CARLSON ON BOND OPTIONS:
"The fund had a large cash
position at the end of the
period, but actually was much
closer to being fully invested
than it appeared. Of the 21%
cash position, approximately
6 percentage points were
being held to cover call options
bought on Argentine bonds,
and 4 percentage points were
held to cover call options
bought on Bulgarian bonds.
Because the cash set aside
covered the entire underlying
face amount at value of the
bonds, no leverage was
employed. These options
gave the fund the right, but
not the obligation, to buy
these bonds at an
agreed-upon price at a
future date. Thus, the fund
was effectively invested in
these markets even though
the money set aside was
listed as part of the fund's
cash component. The
investment in call options had
the added benefit of limiting
the downside risk to the fund
because if the price of the
bonds fell and the fund didn't
exercise the options, the loss
would be limited to the option
premium paid."
INVESTMENT CHANGES


TOP FIVE COUNTRIES AS OF DECEMBER 31, 1996
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S
                               INVESTMENTS   INVESTMENTS
                                             6 MONTHS AGO

Brazil                         13.7          20.4

Argentina                      13.0          18.8

Ecuador                        12.8          4.5

Venezuela                      12.5          9.5

Mexico                         5.1           5.9

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS.
TOP FIVE HOLDINGS AS OF DECEMBER 31, 1996
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S
                                          INVESTMENTS   INVESTMENTS
                                                        6 MONTHS AGO

Argentinian Republic                      12.9          15.9

Ecuador Republic                          12.8          4.5

Venezuelan Republic                       12.5          9.5

Brazilian Federative Republic             12.1          18.2

United Mexican States                     5.1           4.8

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   14.0   12.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
37
Row: 1, Col: 1, Value: 20.8
Row: 1, Col: 2, Value: 8.699999999999999
Row: 1, Col: 3, Value: 67.90000000000001
Row: 1, Col: 4, Value: 2.6
Corporate bonds 8.5%
Foreign
government
obligations 62.4%
Other 13.1%
Short-term
investments 16.0%
Corporate bonds 3.2%
Foreign
government
obligations 67.3%
Other 8.7%
Short-term
investments 20.8%
Row: 1, Col: 1, Value: 16.0
Row: 1, Col: 2, Value: 13.1
Row: 1, Col: 3, Value: 62.4
Row: 1, Col: 4, Value: 8.5
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 3.2%
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (A) (NOTE 1)
BRAZIL - 1.6%
TV Filme, Inc. yankee 12 7/8%, 12/15/04 (f)  B2 $ 750,000 $ 752,813
Tevecap SA 12 5/8%, 11/26/04 (f)  B2  900,000  920,250
TOTAL BRAZIL   1,673,063
CHINA (PEOPLES REPUBLIC) - 1.0%
AES China Generating Ltd. yankee
10 1/8%, 12/15/06  Ba3  1,015,000  1,053,063
SOUTH AFRICA - 0.6%
Eskom 0%, 9/1/02  Baa3 ZAR 6,750,000  613,468
TOTAL NONCONVERTIBLE BONDS
(Cost $3,319,112)   3,339,594

FOREIGN GOVERNMENT OBLIGATIONS (D) - 67.3%
ARGENTINA - 12.9%
Argentinian Republic:
BOCON (g):
 3.414%, 4/1/01   BBB- ARS 4,004,806  3,491,423
  3.414%, 9/1/02   BBB- ARS 1,312,100  1,015,410
  3.414%, 4/1/07   BB- ARS 3,765,207  2,672,639
 Brady euro par 5 1/4%, 3/31/23 (e)  B1  9,665,000  6,094,991
TOTAL ARGENTINA   13,274,463
BRAZIL - 12.1%
Brazilian Federative Republic Brady:
 capitalization bond 8%, 4/15/14  B1  6,481,563  4,780,153
 exit bond euro 6%, 9/15/13  B1  2,750,000  1,973,125
 par 5%, 4/15/24 (e)  B1  4,750,000  2,989,531
 FLIRB (e):
  4 1/2%, 4/15/09   B1  2,250,000  1,608,750
  4 1/2%, 4/15/09 (bearer)   B1  1,500,000  1,072,500
TOTAL BRAZIL   12,424,059

FOREIGN GOVERNMENT OBLIGATIONS (D) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (A) (NOTE 1)
ECUADOR - 12.8%
Ecuador Republic Brady:
interest equalization bond euro
 6 1/2%,12/21/04 (bearer) (g)  - $ 1,125,000 $ 978,750
 par euro 3 1/4%, 2/28/25 (e)  -  9,050,000  4,179,969
 past due interest 6 1/2%, 2/28/15 (g)  -  793,042  485,738
 past due interest euro
 6 1/2%, 2/28/15 (bearer) (g)  -  12,223,426  7,486,849
TOTAL ECUADOR   13,131,306
KAZAKHSTAN - 1.0%
Kazakhstan Republic 9 1/4%, 12/20/09 (f)  -  1,000,000  1,007,500
MEXICO - 5.1%
Mexico Value recovery rights  -  3,233,000  -
United Mexican States:
 Brady (g):
  discount A 6.4531%, 12/31/19   Ba2  1,100,000  946,000
  discount B 6 3/8%, 12/31/19   Ba3  250,000  215,000
  discount D 6.4531%, 12/31/19   Ba2  750,000  645,000
 global bond 11 1/2%, 5/15/26  Ba2  3,196,000  3,375,009
TOTAL MEXICO   5,181,009
PANAMA - 4.8%
Panamanian Republic Brady:
interest reduction bond euro
 3 1/2%, 7/17/14 (g)  BB  4,085,000  2,831,416
 past due interest euro 6 3/4%, 7/17/19 (e)  BB  2,705,000  2,109,900
TOTAL PANAMA   4,941,316

FOREIGN GOVERNMENT OBLIGATIONS (D) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (A) (NOTE 1)
PERU - 1.9%
Peruvian Republic:
FLIRB 0%, 10/13/16 (f)(h)  - $ 2,250,000 $ 1,230,469
 past due interest 0%, 8/22/16 (f)(h)  -  1,250,000  735,938
TOTAL PERU   1,966,407
PHILIPPINES - 1.1%
Philippine Government:
15 1/2%, 1/25/03  BBB+ PHP 6,000,000  233,754
 8 3/4%, 10/7/16 (f)  B1  875,000  903,438
TOTAL PHILIPPINES   1,137,192
RUSSIA - 2.3%
Russian Government:
interest notes 0%, 12/31/16 (f)(h)  -  2,675,000  1,852,438
 Principal loans 0%, 8/12/21 (h)  -  925,000  539,969
TOTAL RUSSIA   2,392,407
SOUTH AFRICA - 0.8%
South African Republic 12%, 2/28/05   Baa1 ZAR 4,500,000  786,637
VENEZUELA - 12.5%
Venezuelan Republic:
Brady:
 debt conversion bond 6 1/2%, 12/18/07 (g)  Ba3  1,000,000  880,625 discount B  6 3/8%, 3/31/20 (g)  Ba3  1,000,000  831,250
  FLIRB A 6 5/8%, 3/31/07 (g)  Ba3  3,000,000  2,673,750
  FLIRB B 6.4375%, 3/31/07 (g)  Ba3  1,500,000  1,336,875
  par A euro 6 3/4%, 3/31/20  Ba3  6,600,000  5,040,750
  par B euro 6 3/4%, 3/31/20  Ba3  2,750,000  2,100,314
 oil recovery rights   -  53,890  -
TOTAL VENEZUELA   12,863,564
TOTAL GOVERNMENT OBLIGATIONS
(Cost $63,110,763)   69,105,860

PURCHASED BANK DEBT - 0.2%
  PRINCIPAL VALUE
  AMOUNT (A) (NOTE 1)
VIETNAM - 0.2%
Socialist Republic of Vietnam loans restructured
under 1985 agreement (b)
(Cost $149,286)   DEM 250,000 $ 160,558

SOVEREIGN LOAN PARTICIPATIONS - 8.2%
IVORY COAST - 2.3%
Ivory Coast restructured loan:
 -Banque Paribas (b)    3,250,000  1,060,313
 -The Chase Manhattan Bank (b)     1,250,000  407,813
 -Morgan Guaranty Trust Company
  of New York (b)    2,750,000  897,188
  2,365,314
PERU - 2.7%
Peruvian Republic loan participation under 1983
agreement:
 -Citibank N.A. (b)    350,000  399,000
  -ING Bank N.V. (b)    400,000  456,000
  -Morgan Grenfell & Co. Limited (b)    250,000  285,000
  -Morgan Guaranty Trust Company
  of New York (b)    1,450,000  1,653,000
  2,793,000
RUSSIA - 2.2%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) final loan:
 -The Chase Manhattan Bank (b)    375,000  297,656
  -ING Bank N.V (b).    600,000  476,250
  -Morgan Guaranty Trust Company
  of New York (b)    1,875,000  1,488,281
  2,262,187
VIETNAM - 1.0%
Socialist Republic of Vietnam loan restructured
under 1985 agreement - ING Bank N.V. (b)   DEM 1,550,000  995,459
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $6,396,526)   8,415,960

CASH EQUIVALENTS - 20.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6 3/4%, dated
12/31/96 due 1/2/97
(Cost $21,406,000) (See Note 4)   $ 21,414,028 $ 21,406,000

PURCHASED OPTIONS - 0.3%
    EXPIRATION DATE/ UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE
ARGENTINA - 0.1%
Merrill Lynch International Call Option
on $6,860,000 notional amount of
Argentinian Republic Brady floating
rate bonds 6 5/8%, 3/31/05 Jan. 97/86 $ 5,976,775  102,214
BULGARIA - 0.2%
First National Bank of Boston Call
Option on $5,500,000 notional amount
of Bulgarian Republic Brady FLIRB
2 1/4%, 7/28/12 Feb. 97/36 5/8  2,096,875  155,100
The Chase Manhattan Bank Call Option
on $5,500,000 notional amount of
Bulgarian Republic Brady FLIRB
2 1/4%, 7/28/12 Mar. 97/40 7/8  2,096,875  57,750
  212,850
TOTAL PURCHASED OPTIONS
(Cost $381,000)   315,064
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $94,762,687)  $ 102,743,036
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
DEM - German deutsche mark
PHP - Philippine peso
ZAR - South African rand
LEGEND
1. Principal amount is stated in United States dollars unless otherwise noted.
2. Non-income producing.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,402,846 or 7.4% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 1.4% BBB  6.0%
Ba 18.6% BB  20.3%
B 20.5% B  25.3%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 26.4%. FMR has determined that unrated debt securities that are lower quality account for 26.4% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $95,365,845. Net unrealized appreciation aggregated $7,377,191, of which $7,572,662 related to appreciated investment securities and $195,471 related to depreciated investment securities.
The fund hereby designates approximately $78,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS                                                                             $ 102,743,036
Investment in securities, at value (including repurchase
agreements of
 $21,406,000) (cost $94,762,687) - See accompanying schedule

Cash                                                                                521,217

Receivable for investments sold

 Regular Delivery                                                                   1,950,862

 Delayed Delivery                                                                   2,537,063

Receivable for fund shares sold                                                     230,152

Interest receivable                                                                 1,113,865

Other receivables                                                                   7,365

Prepaid expenses                                                                    13,415

 TOTAL ASSETS                                                                       109,116,975

LIABILITIES                                                          $ 3,218,301
Payable for investments purchased
 Regular delivery

 Delayed delivery                                                     5,647,728

Distributions payable                                                 362,981

Accrued management fee                                                55,306

Distribution fees payable                                             29,455

Other payables and accrued expenses                                   79,423

 TOTAL LIABILITIES                                                                  9,393,194

NET ASSETS                                                                         $ 99,723,781

Net Assets consist of:                                                             $ 86,930,394
Paid in capital

Undistributed net investment income                                                 306,279

Accumulated undistributed net realized gain (loss) on investments                   4,506,628
and foreign currency transactions

Net unrealized appreciation (depreciation) on investments                           7,980,480
and assets and liabilities in foreign currencies

NET ASSETS                                                                         $ 99,723,781

CALCULATION OF MAXIMUM OFFERING PRICE                                               $11.72
CLASS A:
NET ASSET VALUE and redemption price per share
 ($477,985 (divided by) 40,792 shares)

Maximum offering price per share (100/95.75 of $11.72)                              $12.24

CLASS T:                                                                            $11.71
NET ASSET VALUE and redemption price per share
 ($78,860,711 (divided by) 6,732,946 shares)

Maximum offering price per share (100/96.50 of $11.71)                              $12.13

CLASS B:                                                                            $11.75
NET ASSET VALUE and offering price per share
 ($17,745,599 (divided by) 1,510,684 shares) A

INSTITUTIONAL CLASS: NET ASSET VALUE, offering price and                            $11.65
redemption
 price per share ($2,639,486 (divided by) 226,502 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                         6,127,860
Interest

EXPENSES

Management fee                                             $ 488,344

Transfer agent fees                                         449
Class A

 Class T                                                    149,939

 Class B                                                    40,225

 Institutional Class                                        4,496

Distribution fees                                           147
Class A

 Class T                                                    138,085

 Class B                                                    117,763

Accounting fees and expenses                                62,296

Non-interested trustees' compensation                       261

Custodian fees and expenses                                 38,614

Registration fees                                           12,692
Class A

 Class T                                                    25,615

 Class B                                                    13,597

 Institutional Class                                        20,951

Audit                                                       37,663

Legal                                                       706

Miscellaneous                                               18,846

 Total expenses before reductions                           1,170,689

 Expense reductions                                         (46,458)      1,124,231

NET INVESTMENT INCOME                                                     5,003,629

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      14,787,918

 Foreign currency transactions                              (16,690)      14,771,228

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      4,852,153

 Assets and liabilities in foreign currencies               617           4,852,770

NET GAIN (LOSS)                                                           19,623,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 24,627,627
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                              1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                    $ 5,003,629    $ 3,710,621
Net investment income

 Net realized gain (loss)                                      14,771,228     (5,452,277)

 Change in net unrealized appreciation (depreciation)          4,852,770      6,396,714

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               24,627,627     4,655,058
FROM OPERATIONS

Distributions to shareholders                                  (5,916)        -
From net investment income
 Class A

  Class T                                                      (3,931,995)    (3,105,070)

  Class B                                                      (844,871)      (590,979)

  Institutional Class                                          (136,492)      (4,785)

 From net realized gain                                        (15,462)       -
 Class A

  Class T                                                      (2,638,864)    -

  Class B                                                      (595,454)      -

  Institutional Class                                          (87,836)       -

 TOTAL DISTRIBUTIONS                                           (8,256,890)    (3,700,834)

Share transactions - net increase (decrease)                   37,461,113     9,874,830

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      53,831,850     10,829,054

NET ASSETS

 Beginning of period                                           45,891,931     35,062,877

 End of period (including under (over) distribution of net    $ 99,723,781   $ 45,891,931
investment income of $306,279 and $(276,131),
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      DECEMBER 31,

      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.520

Income from Investment Operations

 Net interest income                                   .274 F

 Net realized and unrealized gain (loss)               1.574

 Total from investment operations                      1.848

Less Distributions

 From net interest income                              (.238)

 From net realized gain                                (.410)

 Total distributions                                   (.648)

Net asset value, end of period                        $ 11.720

TOTAL RETURN B, C                                      17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 478

Ratio of expenses to average net assets                1.40% A,
                                                       E

Ratio of net interest income to average net assets     7.31% A

Portfolio turnover rate                                410%

A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.280    $ 9.520     $ 10.000

Income from Investment Operations

 Net interest income                                   .758 G     .860        .356

 Net realized and unrealized gain (loss)               2.832      (.323) F    (.073)

 Total from investment operations                      3.590      .537        .283

Less Distributions

 From net interest income                              (.750)     (.777)      (.503)

 From net realized gain                                (.410)     -           (.260)

 Total distributions                                   (1.16)     (.777)      (.763)

Net asset value, end of period                        $ 11.710   $ 9.280     $ 9.520

TOTAL RETURN B, C                                      40.41%     6.99%       2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 78,861   $ 36,205    $ 30,029

Ratio of expenses to average net assets                1.49%      1.50%       1.50% A,
                                                                 E            E

Ratio of expenses to average net assets after          1.48%      1.50%       1.50% A
expense reductions                                    H

Ratio of net interest income to average net assets     7.23%      9.32%       6.60% A

Portfolio turnover rate                                410%       305%        354% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.300    $ 9.520     $ 9.700

Income from Investment Operations

 Net interest income                                   .686 G     .835        .167

 Net realized and unrealized gain (loss)               2.853      (.342) F    .227

 Total from investment operations                      3.539      .493        .394

Less Distributions

 From net interest income                              (.679)     (.713)      (.314)

 From net realized gain                                (.410)     -           (.260)

 Total distributions                                   (1.089)    (.713)      (.574)

Net asset value, end of period                        $ 11.750   $ 9.300     $ 9.520

TOTAL RETURN B, C                                      39.61%     6.38%       3.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 17,746   $ 9,486     $ 5,034

Ratio of expenses to average net assets                2.15%      2.25%       2.25% A,
                                                      E          E            E

Ratio of net interest income to average net assets     6.56%      8.48%       5.86% A

Portfolio turnover rate                                410%       305%        354% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED DECEMBER
      31,

      1996                    1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.280    $ 8.400

Income from Investment Operations

 Net interest income                                   .786 G     .393

 Net realized and unrealized gain (loss)               2.779      .876 F

 Total from investment operations                      3.565      1.269

Less Distributions

 From net interest income                              (.785)     (.389)

 From net realized gain                                (.410)     -

 Total distributions                                   (1.195)    (.389)

Net asset value, end of period                        $ 11.650   $ 9.280

TOTAL RETURN B, C                                      40.21%     15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 2,639    $ 201

Ratio of expenses to average net assets                1.25%      1.25% A,
                                                      E           E

Ratio of net interest income to average net assets     7.46%      9.09% A

Portfolio turnover rate                                410%       305%

A ANNUALIZED
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market value of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying balance sheet under the caption "Delayed delivery." Losses may arise due to changes in the market value of the
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the captions "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $8,415,960 or 8.4% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $279,636,280 and $258,996,267, respectively.
4. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $21,414,028 at 6.75%.
4. JOINT TRADING ACCOUNT - CONTINUED
The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
(DOLLAR AMOUNTS IN THOUSANDS)
Dated December 31, 1996, due January 2, 1997
Number of dealers or banks 20
Maximum amount with one dealer or bank 17.6%
Aggregate principal amount of agreements $19,054,743
Aggregate maturity amount of agreements $19,061,891
Aggregate market value of transferred assets $19,440,452
Coupon rates of transferred assets 0% to 15.75%
Maturity dates of transferred assets 01/15/97 to 11/15/26
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .55%. For the period, the management fee was equivalent to an annual rate of .69% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.).
Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), Class B shares (Class B Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class T, and Class B Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .25%. and .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), of the average net assets of the Class A, Class T, and Class B shares, respectively. For the period, the fund paid FDC $147, $138,085, and $117,763 under the Class A, Class T, and Class B Plans, of which $147, $138,085, and $32,712 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class T, and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $9,186 and $270,379 on sales of Class A and Class T shares of the fund, of which $8,088 and $227,955 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $46,800 on Class B share redemptions from the fund. When Class B shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .46%, .27%, .31%, and .24% of the average net assets of Class A, Class T, Class B, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for Class A, Class B, and Institutional Class.
CLASS A. For the period, this expense limitation was 1.40% of average net assets and the reimbursement reduced expenses by $12,684.
CLASS B. For the period, this expense limitation was 2.15% of average net assets and the reimbursement reduced expenses by $11,145.
INSTITUTIONAL CLASS . For the period, this expense limitation was 1.25% of average net assets and the reimbursement reduced expenses by $19,197.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $3,432 under this arrangement.
7. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
8. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 8% of the total outstanding shares.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,

                                 1996 A         1995 B         1996 A          1995 B



CLASS A                           45,480         -             $ 518,247       $ -
Shares sold

Reinvestment of distributions     1,560          -              18,190          -

Shares redeemed                   (6,248)        -              (75,540)        -

Net increase (decrease)           40,792         -             $ 460,897       $ -

CLASS T                           8,120,736      4,482,343     $ 85,014,110    $ 36,686,496
Shares sold

Reinvestment of distributions     523,792        330,013        5,729,874       2,753,394

Shares redeemed                   (5,813,045)    (4,066,720)    (60,826,882)    (33,780,229)

Net increase (decrease)           2,831,483      745,636       $ 29,917,102    $ 5,659,661

CLASS B                           657,075        632,120       $ 6,890,016     $ 5,203,888
Shares sold

Reinvestment of distributions     116,167        61,187         1,270,300       513,286

Shares redeemed                   (282,713)      (201,754)      (2,964,969)     (1,691,703)

Net increase (decrease)           490,529        491,553       $ 5,195,347     $ 4,025,471

INSTITUTIONAL CLASS               1,151,436      21,145        $ 12,012,762    $ 185,008
Shares sold

Reinvestment of distributions     19,417         540            214,294         4,690

Shares redeemed                   (966,036)      -              (10,339,289)    -

Net increase (decrease)           204,817        21,685        $ 1,887,767     $ 189,698


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund, as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Emerging Markets Income Fund - Institutional Class voted to pay on February 10, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $.19 per share derived from capital gains realized from sales of portfolio securities.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
Brooklyn, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EMERGING MARKETS INCOME
FUND - CLASS A, CLASS T (FORMERLY
CLASS A), AND CLASS B
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       18   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              19   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     25   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    32   Notes to financial statements.

REPORT OF INDEPENDENT    40   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            41


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income - Class A      40.43%   53.95%

Advisor Emerging Markets Income - Class A      34.46%   47.41%
 (incl. max. 4.25% sales charge)

J.P. Morgan Emerging Markets Bond Index Plus   39.30%   58.24%

Emerging Markets Debt Funds Average            40.70%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of 16 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income - Class A      40.43%   16.56%

Advisor Emerging Markets Income - Class A      34.46%   14.77%
 (incl. max. 4.25% sales charge)

J.P. Morgan Emerging Markets Bond Index Plus   39.30%   17.70%

Emerging Markets Debt Funds Average            40.70%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970127 175120 S00000000000001
             FA Emerg Mkt Inc -CL A      JP EMBI Plus
             00255                       JP004
  1994/03/10       9575.00                    10000.00
  1994/03/31       9176.24                     8710.62
  1994/04/30       9296.99                     8547.86
  1994/05/31       9896.28                     9179.71
  1994/06/30       9417.28                     8713.44
  1994/07/31       9628.58                     8872.50
  1994/08/31      10788.65                     9606.91
  1994/09/30      11096.70                     9903.80
  1994/10/31      10810.70                     9590.79
  1994/11/30      10586.02                     9580.60
  1994/12/31       9811.44                     8960.01
  1995/01/31       8685.01                     8528.44
  1995/02/28       8064.29                     8131.77
  1995/03/31       7828.46                     7967.86
  1995/04/30       8500.54                     8820.45
  1995/05/31       9007.67                     9588.08
  1995/06/30       9058.42                     9799.71
  1995/07/31       9073.84                     9761.06
  1995/08/31       9268.18                    10028.23
  1995/09/30       9636.93                    10420.27
  1995/10/31       9564.08                    10307.15
  1995/11/30       9883.53                    10606.50
  1995/12/31      10496.91                    11358.60
  1996/01/31      11270.01                    12221.80
  1996/02/29      10641.99                    11547.60
  1996/03/31      10742.28                    11810.65
  1996/04/30      11296.30                    12455.00
  1996/05/31      11593.19                    12670.53
  1996/06/30      11885.77                    13115.94
  1996/07/31      12019.72                    13390.04
  1996/08/31      12451.33                    13881.87
  1996/09/30      13458.61                    14777.12
  1996/10/31      13842.52                    14877.70
  1996/11/30      14612.08                    15635.90
  1996/12/31      14740.81                    15823.79
IMATRL PRASUN   SHR__CHT 19961231 19970127 175122 R00000000000037

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $14,741 - a 47.41% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,824
- a 58.24% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may have
a gain or loss when you sell your
shares.
(checkmark)

TOTAL RETURN COMPONENTS
                              YEARS ENDED DECEMBER             MARCH 10, 1994
                              31,                              (COMMENCEMEN
                                                               T
                                                               OF OPERATIONS)
                                                               TO
                                                               DECEMBER 31,



                              1996                    1995     1994

Dividend return               9.38%                   9.51%    4.80%

Capital appreciation return   31.05%                  -2.52%   -2.33%

Total return                  40.43%                  6.99%    2.47%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effect of the sales charge.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996   PAST          LIFE OF
                                  MONTH         CLASS

Dividends per share               6.12(cents)   23.82(cents)

Annualized dividend rate          6.05%         6.31%

30-day annualized yield           n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $11.91 over the past month, and $11.58 over the life of the class , you can compare the class' income distributions over these two periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 4.25% sales charge. Yield information will be reported once Class A has a longer, more stable operating history.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income - Class T      40.41%   53.93%

Advisor Emerging Markets Income - Class T      35.50%   48.54%
 (incl. max. 3.50% sales charge)

J.P. Morgan Emerging Markets Bond Index Plus   39.30%   58.24%

Emerging Markets Debt Funds Average            40.70%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of 16 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income - Class T      40.41%   16.55%

Advisor Emerging Markets Income - Class T      35.50%   15.09%
 (incl. max. 3.50% sales charge)

J.P. Morgan Emerging Markets Bond Index Plus   39.30%   17.70%

Emerging Markets Debt Funds Average            40.70%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970127 182231 S00000000000001
             FA Emerg Mkt Inc -CL T      JP EMBI Plus
             00635                       JP004
  1994/03/10       9650.00                    10000.00
  1994/03/31       9248.12                     8710.62
  1994/04/30       9369.81                     8547.86
  1994/05/31       9973.79                     9179.71
  1994/06/30       9491.05                     8713.44
  1994/07/31       9704.00                     8872.50
  1994/08/31      10873.16                     9606.91
  1994/09/30      11183.62                     9903.80
  1994/10/31      10895.38                     9590.79
  1994/11/30      10668.94                     9580.60
  1994/12/31       9888.29                     8960.01
  1995/01/31       8753.04                     8528.44
  1995/02/28       8127.46                     8131.77
  1995/03/31       7889.78                     7967.86
  1995/04/30       8567.13                     8820.45
  1995/05/31       9078.23                     9588.08
  1995/06/30       9129.37                     9799.71
  1995/07/31       9144.92                     9761.06
  1995/08/31       9340.78                    10028.23
  1995/09/30       9712.41                    10420.27
  1995/10/31       9639.00                    10307.15
  1995/11/30       9960.95                    10606.50
  1995/12/31      10579.14                    11358.60
  1996/01/31      11358.28                    12221.80
  1996/02/29      10725.35                    11547.60
  1996/03/31      10826.42                    11810.65
  1996/04/30      11384.79                    12455.00
  1996/05/31      11684.00                    12670.53
  1996/06/30      11978.87                    13115.94
  1996/07/31      12113.86                    13390.04
  1996/08/31      12548.86                    13881.87
  1996/09/30      13572.33                    14777.12
  1996/10/31      13947.71                    14877.70
  1996/11/30      14723.78                    15635.90
  1996/12/31      14854.44                    15823.79
IMATRL PRASUN   SHR__CHT 19961231 19970127 182232 R00000000000037

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by December 31, 1996, the value of your investment would have grown to $14,854 - a 48.54% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,824 - a 58.24% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may have
a gain or loss when you sell your
shares.
(checkmark)

TOTAL RETURN COMPONENTS
                              YEARS ENDED DECEMBER             MARCH 10, 1994
                              31,                              (COMMENCEMEN
                                                               T
                                                               OF OPERATIONS)
                                                               TO
                                                               DECEMBER 31,



                              1996                    1995     1994

Dividend return               9.46%                   9.51%    4.80%

Capital appreciation return   30.95%                  -2.52%   -2.33%

Total return                  40.41%                  6.99%    2.47%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effect of the sales charge.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996   PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               6.18(cents)   37.47(cents)   75.03(cents)

Annualized dividend rate          6.11%         6.68%          7.22%

30-day annualized yield           7.18%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $11.90 over the past month, $11.12 over the past six months and $10.39 over the past year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996) that is reflected in the returns after June 30, 1994. Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemeed within five years of purchase. Class B's contingent deferred sales charge included in the past one year and life of fund total return figures are 5%, and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income - Class B      39.61%   51.40%

Advisor Emerging Markets Income - Class B      34.61%   48.40%
 (incl. contingent deferred sales charge) 1

J.P. Morgan Emerging Markets Bond Index Plus   39.30%   58.24%

Emerging Markets Debt Funds Average            40.70%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of 16 mutual funds tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

Advisor Emerging Markets Income - Class B      39.61%   15.87%

Advisor Emerging Markets Income - Class B      34.61%   15.05%
 (incl. contingent deferred sales charge) 1

J.P. Morgan Emerging Markets Bond Index Plus   39.30%   17.70%

Emerging Markets Debt Funds Average            40.70%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

1 HAD CLASS B'S CONTINGENT DEFERRED SALES CHARGE PRIOR TO JANUARY 2, 1997 BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE YEAR AND LIFE OF FUND WOULD HAVE BEEN 35.61% AND 35.61%, AND 48.40% AND 15.05%, RESPECTIVELY.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970127 182716 S00000000000001
             FA Emerg Mkt Inc -CL B      JP EMBI Plus
             00637                       JP004
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8710.62
  1994/04/30       9709.65                     8547.86
  1994/05/31      10335.54                     9179.71
  1994/06/30       9833.49                     8713.44
  1994/07/31      10040.95                     8872.50
  1994/08/31      11241.32                     9606.91
  1994/09/30      11564.08                     9903.80
  1994/10/31      11268.61                     9590.79
  1994/11/30      11017.23                     9580.60
  1994/12/31      10193.95                     8960.01
  1995/01/31       9038.73                     8528.44
  1995/02/28       8378.26                     8131.77
  1995/03/31       8128.48                     7967.86
  1995/04/30       8820.18                     8820.45
  1995/05/31       9339.33                     9588.08
  1995/06/30       9396.83                     9799.71
  1995/07/31       9406.70                     9761.06
  1995/08/31       9601.70                    10028.23
  1995/09/30       9965.41                    10420.27
  1995/10/31       9895.07                    10307.15
  1995/11/30      10218.26                    10606.50
  1995/12/31      10844.25                    11358.60
  1996/01/31      11634.97                    12221.80
  1996/02/29      10982.00                    11547.60
  1996/03/31      11079.09                    11810.65
  1996/04/30      11643.23                    12455.00
  1996/05/31      11954.38                    12670.53
  1996/06/30      12236.78                    13115.94
  1996/07/31      12367.99                    13390.04
  1996/08/31      12816.56                    13881.87
  1996/09/30      13838.82                    14777.12
  1996/10/31      14224.26                    14877.70
  1996/11/30      15017.11                    15635.90
  1996/12/31      14840.08                    15823.79
IMATRL PRASUN   SHR__CHT 19961231 19970127 182718 R00000000000037

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started and the applicable contingent deferred sales charge upon redemption at the end of the period was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $14,840 - a 48.40% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Plus did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,824 - a 58.24% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a fund
that invests exclusively in the
United States. Past performance
is no guarantee of future results
and you may have a gain or loss
when you sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS
                              YEARS ENDED DECEMBER             MARCH 10, 1994
                              31,                              (COMMENCEMEN
                                                               T
                                                               OF OPERATIONS)
                                                               TO
                                                               DECEMBER 31,

                              1996                    1995     1994

Dividend return               8.54%                   8.69%    4.30%

Capital appreciation return   31.07%                  -2.31%   -2.34%

Total return                  39.61%                  6.38%    1.96%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effect of the sales charge.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996   PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.38(cents)   33.49(cents)   67.93(cents)

Annualized dividend rate          5.30%         5.96%          6.52%

30-day annualized yield           6.62%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $11.94 over the past month, $11.15 over the past six months, and $10.42 over the past year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
While low inflation and moderate
growth helped provide a positive
backdrop for most bond markets in
1996, performance in overseas bond
markets was mixed. The Salomon
Brothers World Government Bond
Index - a measure of government
bond market performance in
developed nations - returned
7.11% for the 12 months ended
December 31, 1996. In Europe,
focus centered on the continuing
progress toward the European
Monetary Union (EMU). Attractive
opportunities arose as countries
worked to meet the requirements
for joining the EMU. Many
European nations - especially Italy,
Spain and Sweden - boasted
strong returns. However, Germany
and Japan - two of the larger
components of the Salomon
Brothers World Government Bond
Index - experienced currency
problems that hurt returns. When
Japan's trade surplus diminished
during the year, assets flowed out of
the country, with investors seeking
higher-yielding opportunities
elsewhere. In stark contrast to the
developed world, the often-volatile
emerging debt markets enjoyed a
particularly strong year, helped by
inflows of foreign capital, low
interest rates and the
implementation of country-specific
reforms - especially in Latin
America. The JP Morgan Emerging
Markets Bond Index - of which
Latin America is a large component
- posted a return of 34.16% during
the period. In the U.S., uncertainty
over the direction of the economy
led to mixed bond market
performance. The Lehman Brothers
Aggregate Bond Index returned
3.63% in 1996.
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. JOHN, HOW DID THE FUND PERFORM?
A. Very well. For the 12-month period that ended December 31, 1996, the fund's Class A shares provided a total return of 40.43%, while its Class T and Class B shares returned 40.41% and 39.61%, respectively. To get a sense of how the fund fared relative to its peer group, the emerging markets debt funds average returned 40.70% over the same period, according to Lipper Analytical Services. The J.P. Morgan Emerging Markets Bond Index Plus had a 12-month return of 39.30% as of December 31.
Q. WHAT WERE SOME OF THE IMPORTANT THEMES IN EMERGING MARKET DEBT OVER THE PAST YEAR?
A. There were really three key themes that helped drive asset prices in emerging market debt in the past year. First was the return of economic growth to Latin America, particularly Mexico and Argentina. Our risk models of different nations' sovereign debt have shown economic growth to be the most important factor in a country's creditworthiness. The second recurring theme was sharply rising crude oil prices which improved the financial position of the oil exporting countries. Of the major oil exporters, Ecuador, Venezuela and Nigeria all performed well, while only Mexico lagged. The significance of rising oil prices goes beyond the simple revenue windfall: Venezuela and Ecuador have used the cash to help them tackle significant structural economic reforms. The third major theme was the dramatic outperformance of non-restructured loans versus Brady securities - U.S. dollar-denominated bonds of developing countries.
Q. DID ANY OTHER SPECIFIC DEVELOPMENTS TAKE PLACE?
A. Three events deserve mention. First, Moody's re-rated all Brady bonds - which had been rated just below the issuing country's Eurobond external debt - up to the level of the sovereign issuer. This took place early in the year. Second, the fund realized excellent performance from its positions in pre-Brady bonds, most notably those of Russia and Panama. The market-friendly election of Boris Yeltsin, the perception that economic reform was progressing and an increased sense of stability combined to make Russian loans attractive. My overweighting - relative to the J.P. Morgan index - in Panama worked to the fund's benefit as low inflation and a balanced budget, among other factors, made for good performance. The fund also benefited from its exposure to the non-restructured loans of Vietnam and the Ivory Coast. Lastly, both Mexico and the Philippines initiated debt buybacks, which was viewed positively by the market.
Q. YOU MENTIONED PRE-BRADY BONDS AS HAVING PLAYED A SIGNIFICANT ROLE IN THE PORTFOLIO. CAN YOU EXPLAIN HOW THESE INSTRUMENTS WORK?
A. Sure. Pre-Bradys are loans made by multinational banks to sovereign governments. These loans usually have gone through a default process for one reason or another, and are traded in the market by banks and investment banks. Typically, when emerging market countries undergo economic or political reform and wish to re-enter the international capital markets, the first step is to agree to terms and conditions on restructuring their existing defaulted loans with the London Club - the group of issuing banks. Once the parties come to an agreement, the pre-Brady loans become Brady bonds.
Q. JOHN, ARE THERE ANY POCKETS OF THE WORLD THAT ARE RELATIVELY UNEXPLORED FROM AN INVESTMENT STANDPOINT?
A. Africa, the world's poorest continent, has been largely ignored by investors. Africa has extremely high debt levels, but the World Bank has floated some debt relief proposals that may result in more opportunities there.
Q. WHAT'S YOUR OUTLOOK?
A. I'm fairly optimistic. At present, the forces that have driven this bull market remain in place; economic growth is picking up across our universe of countries, and most countries enjoy rising levels of liquidity driven by capital inflows and stronger oil prices. The most important issue to monitor is continued progress on economic reform. It is crucial for these countries to keep building on the momentum of the last 18 months. Two examples of this are labor reform in Argentina and the prospects for a currency board in Bulgaria. Also important is international liquidity and the global appetite for risk. Emerging markets could suffer if G7 interest rates - those in the seven leading industrial nations - went up sharply or if there is a global recession.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities and other
instruments of issuers in
emerging markets; as a
secondary objective, the
fund may seek capital
appreciation
START DATE: March 10, 1994
SIZE: as of December 31,
1996, more than $99 million
MANAGER: John Carlson,
since 1995; joined Fidelity in
1995
(checkmark)
JOHN CARLSON ON BOND OPTIONS:
"The fund had a large cash
position at the end of the
period, but actually was much
closer to being fully invested
than it appeared. Of the 21%
cash position, approximately
6 percentage points were
being held to cover call options
bought on Argentine bonds,
and 4 percentage points were
held to cover call options
bought on Bulgarian bonds.
Because the cash set aside
covered the entire underlying
face amount at value of the
bonds, no leverage was
employed. These options
gave the fund the right, but
not the obligation, to buy
these bonds at an
agreed-upon price at a
future date. Thus, the fund
was effectively invested in
these markets even though
the money set aside was
listed as part of the fund's
cash component. The
investment in call options had
the added benefit of limiting
the downside risk to the fund
because if the price of the
bonds fell and the fund didn't
exercise the options, the loss
would be limited to the option
premium paid."
INVESTMENT CHANGES


TOP FIVE COUNTRIES AS OF DECEMBER 31, 1996
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S
                               INVESTMENTS   INVESTMENTS
                                             6 MONTHS AGO

Brazil                         13.7          20.4

Argentina                      13.0          18.8

Ecuador                        12.8          4.5

Venezuela                      12.5          9.5

Mexico                         5.1           5.9

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS.
TOP FIVE HOLDINGS AS OF DECEMBER 31, 1996
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S
                                          INVESTMENTS   INVESTMENTS
                                                        6 MONTHS AGO

Argentinian Republic                      12.9          15.9

Ecuador Republic                          12.8          4.5

Venezuelan Republic                       12.5          9.5

Brazilian Federative Republic             12.1          18.2

United Mexican States                     5.1           4.8

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   14.0   12.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
37
Row: 1, Col: 1, Value: 20.8
Row: 1, Col: 2, Value: 8.699999999999999
Row: 1, Col: 3, Value: 67.90000000000001
Row: 1, Col: 4, Value: 2.6
Corporate bonds 8.5%
Foreign
government
obligations 62.4%
Other 13.1%
Short-term
investments 16.0%
Corporate bonds 3.2%
Foreign
government
obligations 67.3%
Other 8.7%
Short-term
investments 20.8%
Row: 1, Col: 1, Value: 16.0
Row: 1, Col: 2, Value: 13.1
Row: 1, Col: 3, Value: 62.4
Row: 1, Col: 4, Value: 8.5
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 3.2%
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (A) (NOTE 1)
BRAZIL - 1.6%
TV Filme, Inc. yankee 12 7/8%, 12/15/04 (f)  B2 $ 750,000 $ 752,813
Tevecap SA 12 5/8%, 11/26/04 (f)  B2  900,000  920,250
TOTAL BRAZIL   1,673,063
CHINA (PEOPLES REPUBLIC) - 1.0%
AES China Generating Ltd. yankee
10 1/8%, 12/15/06  Ba3  1,015,000  1,053,063
SOUTH AFRICA - 0.6%
Eskom 0%, 9/1/02  Baa3 ZAR 6,750,000  613,468
TOTAL NONCONVERTIBLE BONDS
(Cost $3,319,112)   3,339,594

FOREIGN GOVERNMENT OBLIGATIONS (D) - 67.3%
ARGENTINA - 12.9%
Argentinian Republic:
BOCON (g):
 3.414%, 4/1/01   BBB- ARS 4,004,806  3,491,423
  3.414%, 9/1/02   BBB- ARS 1,312,100  1,015,410
  3.414%, 4/1/07   BB- ARS 3,765,207  2,672,639
 Brady euro par 5 1/4%, 3/31/23 (e)  B1  9,665,000  6,094,991
TOTAL ARGENTINA   13,274,463
BRAZIL - 12.1%
Brazilian Federative Republic Brady:
 capitalization bond 8%, 4/15/14  B1  6,481,563  4,780,153
 exit bond euro 6%, 9/15/13  B1  2,750,000  1,973,125
 par 5%, 4/15/24 (e)  B1  4,750,000  2,989,531
 FLIRB (e):
  4 1/2%, 4/15/09   B1  2,250,000  1,608,750
  4 1/2%, 4/15/09 (bearer)   B1  1,500,000  1,072,500
TOTAL BRAZIL   12,424,059

FOREIGN GOVERNMENT OBLIGATIONS (D) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (A) (NOTE 1)
ECUADOR - 12.8%
Ecuador Republic Brady:
interest equalization bond euro
 6 1/2%,12/21/04 (bearer) (g)  - $ 1,125,000 $ 978,750
 par euro 3 1/4%, 2/28/25 (e)  -  9,050,000  4,179,969
 past due interest 6 1/2%, 2/28/15 (g)  -  793,042  485,738
 past due interest euro
 6 1/2%, 2/28/15 (bearer) (g)  -  12,223,426  7,486,849
TOTAL ECUADOR   13,131,306
KAZAKHSTAN - 1.0%
Kazakhstan Republic 9 1/4%, 12/20/09 (f)  -  1,000,000  1,007,500
MEXICO - 5.1%
Mexico Value recovery rights  -  3,233,000  -
United Mexican States:
 Brady (g):
  discount A 6.4531%, 12/31/19   Ba2  1,100,000  946,000
  discount B 6 3/8%, 12/31/19   Ba3  250,000  215,000
  discount D 6.4531%, 12/31/19   Ba2  750,000  645,000
 global bond 11 1/2%, 5/15/26  Ba2  3,196,000  3,375,009
TOTAL MEXICO   5,181,009
PANAMA - 4.8%
Panamanian Republic Brady:
interest reduction bond euro
 3 1/2%, 7/17/14 (g)  BB  4,085,000  2,831,416
 past due interest euro 6 3/4%, 7/17/19 (e)  BB  2,705,000  2,109,900
TOTAL PANAMA   4,941,316

FOREIGN GOVERNMENT OBLIGATIONS (D) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (A) (NOTE 1)
PERU - 1.9%
Peruvian Republic:
FLIRB 0%, 10/13/16 (f)(h)  - $ 2,250,000 $ 1,230,469
 past due interest 0%, 8/22/16 (f)(h)  -  1,250,000  735,938
TOTAL PERU   1,966,407
PHILIPPINES - 1.1%
Philippine Government:
15 1/2%, 1/25/03  BBB+ PHP 6,000,000  233,754
 8 3/4%, 10/7/16 (f)  B1  875,000  903,438
TOTAL PHILIPPINES   1,137,192
RUSSIA - 2.3%
Russian Government:
interest notes 0%, 12/31/16 (f)(h)  -  2,675,000  1,852,438
 Principal loans 0%, 8/12/21 (h)  -  925,000  539,969
TOTAL RUSSIA   2,392,407
SOUTH AFRICA - 0.8%
South African Republic 12%, 2/28/05   Baa1 ZAR 4,500,000  786,637
VENEZUELA - 12.5%
Venezuelan Republic:
Brady:
 debt conversion bond 6 1/2%, 12/18/07 (g)  Ba3  1,000,000  880,625 discount B  6 3/8%, 3/31/20 (g)  Ba3  1,000,000  831,250
  FLIRB A 6 5/8%, 3/31/07 (g)  Ba3  3,000,000  2,673,750
  FLIRB B 6.4375%, 3/31/07 (g)  Ba3  1,500,000  1,336,875
  par A euro 6 3/4%, 3/31/20  Ba3  6,600,000  5,040,750
  par B euro 6 3/4%, 3/31/20  Ba3  2,750,000  2,100,314
 oil recovery rights   -  53,890  -
TOTAL VENEZUELA   12,863,564
TOTAL GOVERNMENT OBLIGATIONS
(Cost $63,110,763)   69,105,860

PURCHASED BANK DEBT - 0.2%
  PRINCIPAL VALUE
  AMOUNT (A) (NOTE 1)
VIETNAM - 0.2%
Socialist Republic of Vietnam loans restructured
under 1985 agreement (b)
(Cost $149,286)   DEM 250,000 $ 160,558

SOVEREIGN LOAN PARTICIPATIONS - 8.2%
IVORY COAST - 2.3%
Ivory Coast restructured loan:
 -Banque Paribas (b)    3,250,000  1,060,313
 -The Chase Manhattan Bank (b)     1,250,000  407,813
 -Morgan Guaranty Trust Company
  of New York (b)    2,750,000  897,188
  2,365,314
PERU - 2.7%
Peruvian Republic loan participation under 1983
agreement:
 -Citibank N.A. (b)    350,000  399,000
  -ING Bank N.V. (b)    400,000  456,000
  -Morgan Grenfell & Co. Limited (b)    250,000  285,000
  -Morgan Guaranty Trust Company
  of New York (b)    1,450,000  1,653,000
  2,793,000
RUSSIA - 2.2%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) final loan:
 -The Chase Manhattan Bank (b)    375,000  297,656
  -ING Bank N.V (b).    600,000  476,250
  -Morgan Guaranty Trust Company
  of New York (b)    1,875,000  1,488,281
  2,262,187
VIETNAM - 1.0%
Socialist Republic of Vietnam loan restructured
under 1985 agreement - ING Bank N.V. (b)   DEM 1,550,000  995,459
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $6,396,526)   8,415,960

CASH EQUIVALENTS - 20.8%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6 3/4%, dated
12/31/96 due 1/2/97
(Cost $21,406,000) (See Note 4)   $ 21,414,028 $ 21,406,000

PURCHASED OPTIONS - 0.3%
    EXPIRATION DATE/ UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE
ARGENTINA - 0.1%
Merrill Lynch International Call Option
on $6,860,000 notional amount of
Argentinian Republic Brady floating
rate bonds 6 5/8%, 3/31/05 Jan. 97/86 $ 5,976,775  102,214
BULGARIA - 0.2%
First National Bank of Boston Call
Option on $5,500,000 notional amount
of Bulgarian Republic Brady FLIRB
2 1/4%, 7/28/12 Feb. 97/36 5/8  2,096,875  155,100
The Chase Manhattan Bank Call Option
on $5,500,000 notional amount of
Bulgarian Republic Brady FLIRB
2 1/4%, 7/28/12 Mar. 97/40 7/8  2,096,875  57,750
  212,850
TOTAL PURCHASED OPTIONS
(Cost $381,000)   315,064
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $94,762,687)  $ 102,743,036
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
DEM - German deutsche mark
PHP - Philippine peso
ZAR - South African rand
LEGEND
1. Principal amount is stated in United States dollars unless otherwise noted.
2. Non-income producing.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,402,846 or 7.4% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 1.4% BBB  6.0%
Ba 18.6% BB  20.3%
B 20.5% B  25.3%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 26.4%. FMR has determined that unrated debt securities that are lower quality account for 26.4% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $95,365,845. Net unrealized appreciation aggregated $7,377,191, of which $7,572,662 related to appreciated investment securities and $195,471 related to depreciated investment securities.
The fund hereby designates approximately $78,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS                                                                             $ 102,743,036
Investment in securities, at value (including repurchase
agreements of
 $21,406,000) (cost $94,762,687) - See accompanying schedule

Cash                                                                                521,217

Receivable for investments sold

 Regular Delivery                                                                   1,950,862

 Delayed Delivery                                                                   2,537,063

Receivable for fund shares sold                                                     230,152

Interest receivable                                                                 1,113,865

Other receivables                                                                   7,365

Prepaid expenses                                                                    13,415

 TOTAL ASSETS                                                                       109,116,975

LIABILITIES                                                          $ 3,218,301
Payable for investments purchased
 Regular delivery

 Delayed delivery                                                     5,647,728

Distributions payable                                                 362,981

Accrued management fee                                                55,306

Distribution fees payable                                             29,455

Other payables and accrued expenses                                   79,423

 TOTAL LIABILITIES                                                                  9,393,194

NET ASSETS                                                                         $ 99,723,781

Net Assets consist of:                                                             $ 86,930,394
Paid in capital

Undistributed net investment income                                                 306,279

Accumulated undistributed net realized gain (loss) on investments                   4,506,628
and foreign currency transactions

Net unrealized appreciation (depreciation) on investments                           7,980,480
and assets and liabilities in foreign currencies

NET ASSETS                                                                         $ 99,723,781

CALCULATION OF MAXIMUM OFFERING PRICE                                               $11.72
CLASS A:
NET ASSET VALUE and redemption price per share
 ($477,985 (divided by) 40,792 shares)

Maximum offering price per share (100/95.75 of $11.72)                              $12.24

CLASS T:                                                                            $11.71
NET ASSET VALUE and redemption price per share
 ($78,860,711 (divided by) 6,732,946 shares)

Maximum offering price per share (100/96.50 of $11.71)                              $12.13

CLASS B:                                                                            $11.75
NET ASSET VALUE and offering price per share
 ($17,745,599 (divided by) 1,510,684 shares) A

INSTITUTIONAL CLASS: NET ASSET VALUE, offering price and                            $11.65
redemption
 price per share ($2,639,486 (divided by) 226,502 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                         6,127,860
Interest

EXPENSES

Management fee                                             $ 488,344

Transfer agent fees                                         449
Class A

 Class T                                                    149,939

 Class B                                                    40,225

 Institutional Class                                        4,496

Distribution fees                                           147
Class A

 Class T                                                    138,085

 Class B                                                    117,763

Accounting fees and expenses                                62,296

Non-interested trustees' compensation                       261

Custodian fees and expenses                                 38,614

Registration fees                                           12,692
Class A

 Class T                                                    25,615

 Class B                                                    13,597

 Institutional Class                                        20,951

Audit                                                       37,663

Legal                                                       706

Miscellaneous                                               18,846

 Total expenses before reductions                           1,170,689

 Expense reductions                                         (46,458)      1,124,231

NET INVESTMENT INCOME                                                     5,003,629

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      14,787,918

 Foreign currency transactions                              (16,690)      14,771,228

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      4,852,153

 Assets and liabilities in foreign currencies               617           4,852,770

NET GAIN (LOSS)                                                           19,623,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 24,627,627
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                              1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                    $ 5,003,629    $ 3,710,621
Net investment income

 Net realized gain (loss)                                      14,771,228     (5,452,277)

 Change in net unrealized appreciation (depreciation)          4,852,770      6,396,714

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               24,627,627     4,655,058
FROM OPERATIONS

Distributions to shareholders                                  (5,916)        -
From net investment income
 Class A

  Class T                                                      (3,931,995)    (3,105,070)

  Class B                                                      (844,871)      (590,979)

  Institutional Class                                          (136,492)      (4,785)

 From net realized gain                                        (15,462)       -
 Class A

  Class T                                                      (2,638,864)    -

  Class B                                                      (595,454)      -

  Institutional Class                                          (87,836)       -

 TOTAL DISTRIBUTIONS                                           (8,256,890)    (3,700,834)

Share transactions - net increase (decrease)                   37,461,113     9,874,830

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      53,831,850     10,829,054

NET ASSETS

 Beginning of period                                           45,891,931     35,062,877

 End of period (including under (over) distribution of net    $ 99,723,781   $ 45,891,931
investment income of $306,279 and $(276,131),
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      DECEMBER 31,

      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.520

Income from Investment Operations

 Net interest income                                   .274 F

 Net realized and unrealized gain (loss)               1.574

 Total from investment operations                      1.848

Less Distributions

 From net interest income                              (.238)

 From net realized gain                                (.410)

 Total distributions                                   (.648)

Net asset value, end of period                        $ 11.720

TOTAL RETURN B, C                                      17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 478

Ratio of expenses to average net assets                1.40% A,
                                                       E

Ratio of net interest income to average net assets     7.31% A

Portfolio turnover rate                                410%

A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.280    $ 9.520     $ 10.000

Income from Investment Operations

 Net interest income                                   .758 G     .860        .356

 Net realized and unrealized gain (loss)               2.832      (.323) F    (.073)

 Total from investment operations                      3.590      .537        .283

Less Distributions

 From net interest income                              (.750)     (.777)      (.503)

 From net realized gain                                (.410)     -           (.260)

 Total distributions                                   (1.16)     (.777)      (.763)

Net asset value, end of period                        $ 11.710   $ 9.280     $ 9.520

TOTAL RETURN B, C                                      40.41%     6.99%       2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 78,861   $ 36,205    $ 30,029

Ratio of expenses to average net assets                1.49%      1.50%       1.50% A,
                                                                 E            E

Ratio of expenses to average net assets after          1.48%      1.50%       1.50% A
expense reductions                                    H

Ratio of net interest income to average net assets     7.23%      9.32%       6.60% A

Portfolio turnover rate                                410%       305%        354% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.300    $ 9.520     $ 9.700

Income from Investment Operations

 Net interest income                                   .686 G     .835        .167

 Net realized and unrealized gain (loss)               2.853      (.342) F    .227

 Total from investment operations                      3.539      .493        .394

Less Distributions

 From net interest income                              (.679)     (.713)      (.314)

 From net realized gain                                (.410)     -           (.260)

 Total distributions                                   (1.089)    (.713)      (.574)

Net asset value, end of period                        $ 11.750   $ 9.300     $ 9.520

TOTAL RETURN B, C                                      39.61%     6.38%       3.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 17,746   $ 9,486     $ 5,034

Ratio of expenses to average net assets                2.15%      2.25%       2.25% A,
                                                      E          E            E

Ratio of net interest income to average net assets     6.56%      8.48%       5.86% A

Portfolio turnover rate                                410%       305%        354% A


A ANNUALIZED
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED DECEMBER
      31,

      1996                    1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.280    $ 8.400

Income from Investment Operations

 Net interest income                                   .786 G     .393

 Net realized and unrealized gain (loss)               2.779      .876 F

 Total from investment operations                      3.565      1.269

Less Distributions

 From net interest income                              (.785)     (.389)

 From net realized gain                                (.410)     -

 Total distributions                                   (1.195)    (.389)

Net asset value, end of period                        $ 11.650   $ 9.280

TOTAL RETURN B, C                                      40.21%     15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 2,639    $ 201

Ratio of expenses to average net assets                1.25%      1.25% A,
                                                      E           E

Ratio of net interest income to average net assets     7.46%      9.09% A

Portfolio turnover rate                                410%       305%

A ANNUALIZED
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market value of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying balance sheet under the caption "Delayed delivery." Losses may arise due to changes in the market value of the
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the captions "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $8,415,960 or 8.4% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $279,636,280 and $258,996,267, respectively.
4. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $21,414,028 at 6.75%.
4. JOINT TRADING ACCOUNT - CONTINUED
The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
(DOLLAR AMOUNTS IN THOUSANDS)
Dated December 31, 1996, due January 2, 1997
Number of dealers or banks 20
Maximum amount with one dealer or bank 17.6%
Aggregate principal amount of agreements $19,054,743
Aggregate maturity amount of agreements $19,061,891
Aggregate market value of transferred assets $19,440,452
Coupon rates of transferred assets 0% to 15.75%
Maturity dates of transferred assets 01/15/97 to 11/15/26
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .55%. For the period, the management fee was equivalent to an annual rate of .69% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.).
Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), Class B shares (Class B Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class T, and Class B Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .25%. and .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), of the average net assets of the Class A, Class T, and Class B shares, respectively. For the period, the fund paid FDC $147, $138,085, and $117,763 under the Class A, Class T, and Class B Plans, of which $147, $138,085, and $32,712 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class T, and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $9,186 and $270,379 on sales of Class A and Class T shares of the fund, of which $8,088 and $227,955 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $46,800 on Class B share redemptions from the fund. When Class B shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .46%, .27%, .31%, and .24% of the average net assets of Class A, Class T, Class B, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for Class A, Class B, and Institutional Class.
CLASS A. For the period, this expense limitation was 1.40% of average net assets and the reimbursement reduced expenses by $12,684.
CLASS B. For the period, this expense limitation was 2.15% of average net assets and the reimbursement reduced expenses by $11,145.
INSTITUTIONAL CLASS . For the period, this expense limitation was 1.25% of average net assets and the reimbursement reduced expenses by $19,197.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $3,432 under this arrangement.
7. CREDIT RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
8. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 8% of the total outstanding shares.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,

                                 1996 A         1995 B         1996 A          1995 B



CLASS A                           45,480         -             $ 518,247       $ -
Shares sold

Reinvestment of distributions     1,560          -              18,190          -

Shares redeemed                   (6,248)        -              (75,540)        -

Net increase (decrease)           40,792         -             $ 460,897       $ -

CLASS T                           8,120,736      4,482,343     $ 85,014,110    $ 36,686,496
Shares sold

Reinvestment of distributions     523,792        330,013        5,729,874       2,753,394

Shares redeemed                   (5,813,045)    (4,066,720)    (60,826,882)    (33,780,229)

Net increase (decrease)           2,831,483      745,636       $ 29,917,102    $ 5,659,661

CLASS B                           657,075        632,120       $ 6,890,016     $ 5,203,888
Shares sold

Reinvestment of distributions     116,167        61,187         1,270,300       513,286

Shares redeemed                   (282,713)      (201,754)      (2,964,969)     (1,691,703)

Net increase (decrease)           490,529        491,553       $ 5,195,347     $ 4,025,471

INSTITUTIONAL CLASS               1,151,436      21,145        $ 12,012,762    $ 185,008
Shares sold

Reinvestment of distributions     19,417         540            214,294         4,690

Shares redeemed                   (966,036)      -              (10,339,289)    -

Net increase (decrease)           204,817        21,685        $ 1,887,767     $ 189,698


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund, as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Emerging Markets Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 2/10/97 2/7/97 $0.19
Class B 2/10/97 2/7/97 $0.19
Class T 2/10/97 2/7/97 $0.19





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional Operations Company
Boston, MA - Class A & Class B
CUSTODIAN
The Chase Manhattan Bank
Brooklyn, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)



(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

STRATEGIC INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The managers' review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     31   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    38   Notes to the financial statements.

REPORT OF INDEPENDENT    45   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            46


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain Institutional Class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                        PAST 1   LIFE OF
                                                       YEAR     FUND

Advisor Strategic Income - Institutional Class         13.04%   38.58%

Merrill Lynch High Yield Master Index                  11.06%   33.67%

Fidelity Strategic Income Composite                    11.94%   n/a
Benchmark

Multi-Sector Income Funds Average                      11.74%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Institutional Class' returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of 51 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestments of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                        PAST 1   LIFE OF
                                                       YEAR     FUND

Advisor Strategic Income - Institutional Class         13.04%   16.20%

Merrill Lynch High Yield Master Index                  11.06%   14.29%

Fidelity Strategic Income Composite                    11.94%   n/a
Benchmark

Multi-Sector Income Funds Average                      11.74%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960731 19960814 160549 S00000000000001
             FA Strat Inc CL I           ML High Yield Master        FI
Strategic Comp Index
             00260                       ML002                       F0086
  1994/10/31      10000.00                    10000.00
10000.00
  1994/11/30      10050.16                     9914.94
9921.26
  1994/12/31      10017.44                    10025.22
9887.56
  1995/01/31      10129.20                    10166.88
9962.57
  1995/02/28      10368.45                    10484.10
10125.61
  1995/03/31      10518.89                    10630.00
10301.07
  1995/04/30      10913.50                    10878.89
10634.09
  1995/05/31      11324.23                    11218.77
11037.19
  1995/06/30      11382.14                    11304.46
11135.32
  1995/07/31      11493.76                    11433.70
11192.91
  1995/08/31      11513.63                    11503.09
11198.60
  1995/09/30      11719.90                    11634.70
11390.44
  1995/10/31      11856.52                    11717.17
11444.44
  1995/11/30      11989.37                    11831.55
11595.55
  1995/12/31      12259.67                    12021.46
11847.24
  1996/01/31      12533.28                    12211.32
12046.81
  1996/02/29      12432.43                    12229.71
11927.06
  1996/03/31      12404.15                    12196.49
11944.14
  1996/04/30      12520.67                    12202.02
12025.48
  1996/05/31      12605.37                    12290.02
12090.46
  1996/06/30      12711.84                    12363.84
12234.53
  1996/07/31      12788.72                    12447.78
12369.42
  1996/08/31      12935.81                    12576.33
12504.03
  1996/09/30      13339.06                    12846.16
12784.11
  1996/10/31      13512.61                    12986.95
12956.74
  1996/11/30      13776.79                    13249.51
13230.23
  1996/12/31      13857.85                    13351.46
13261.40
IMATRL PRASUN   SHR__CHT 19960731 19960814 160556 R00000000000123

$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by December 31, 1996, the value of the investment would have grown to $13,858
- a 38.58% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,351 - a 33.51% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark, a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe, did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $13,261 - an 32.61% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain. Investing in foreign
markets means assuming
greater risks than investing in
the United States.
(checkmark)

TOTAL RETURN COMPONENTS
                              YEARS ENDED DECEMBER             OCTOBER 31,
                              31,                              1994
                                                               (COMMENCEMEN
                                                               T
                                                               OF OPERATIONS)
                                                               TO
                                                               DECEMBER 31,

                              1996                    1995     1994

Dividend return               7.70%                   8.74%    0.97%

Capital appreciation return    5.34%                  13.67%   -0.80%

Total return                  13.04%                  22.41%   0.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED DECEMBER 31, 1996   PAST          PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

Dividends per share              9.60(cents)   42.38(cents)   80.44(cents)

Annualized dividend rate         9.86%         7.46%          7.22%

30-day annualized yield          n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.46 over the past month, $11.27 over the past six months, and $11.14 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once the class has a longer, more stable operating history.
(dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 5, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGE 4 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
While low inflation and moderate
growth helped provide a positive
backdrop for most bond markets in
1996, performance in overseas bond
markets was mixed. The Salomon
Brothers World Government Bond
Index - a measure of government
bond market performance in
developed nations - returned
7.11% for the 12 months ended
December 31, 1996. In Europe,
focus centered on the continuing
progress toward the European
Monetary Union (EMU). Attractive
opportunities arose as countries
worked to meet the requirements
for joining the EMU. Many
European nations - especially Italy,
Spain and Sweden - boasted
strong returns. However, Germany
and Japan - two of the larger
components of the Salomon
Brothers World Government Bond
Index - experienced currency
problems that hurt returns. When
Japan's trade surplus diminished
during the year, assets flowed out of
the country, with investors seeking
higher-yielding opportunities
elsewhere. In stark contrast to the
developed world, the often-volatile
emerging debt markets enjoyed a
particularly strong year, helped by
inflows of foreign capital, low
interest rates and the
implementation of country-specific
reforms - especially in Latin
America. The J.P. Morgan
Emerging Markets Bond Index - of
which Latin America is a large
component - posted a return of
34.16% during the period. In the
U.S., uncertainty over the direction
of the economy led to mixed bond
market performance. The Lehman
Brothers Aggregate Bond Index
returned 3.63% in 1996.
The following is an interview with John Carlson (top left), lead Portfolio Manager of Fidelity Advisor Strategic Income Fund and manager of the fund's investments in emerging markets, with additional comments from co-managers Kevin Grant (bottom left) on U.S. government securities, Margaret Eagle (top right) on high-yield securities and Jonathan Kelly (bottom right) on foreign developed-market securities.
Q. JOHN, HOW DID THE FUND PERFORM?
J.C. For the 12-month period that ended December 31, 1996, the fund's Institutional Class shares returned 13.04%. This compared favorably to the multi-sector income funds average, which returned 11.74% over the same period, according to Lipper Analytical Services. The Merrill Lynch High Yield Master Index had a 12-month return of 11.06% as of December 31.
Q. WHAT WERE SOME OF THE IMPORTANT THEMES IN EMERGING MARKET DEBT OVER THE PAST YEAR?
J.C. There were really three key themes that helped drive asset prices in emerging market debt in the last year. First was the return of economic growth to Latin America, particularly Mexico and Argentina. Our sovereign risk models have found economic growth to be the most important factor in a country's creditworthiness. The second recurring theme was sharply rising crude oil prices which improved the financial position of the oil exporting countries. Of the major oil exporters, Ecuador, Venezuela and Nigeria all outperformed, while only Mexico lagged. The significance of rising oil prices goes beyond the simple revenue windfall: Venezuela and Ecuador are using the cash to help them tackle significant structural economic reforms. The third major theme was the dramatic outperformance of non-restructured loans versus Brady securities.
Q. KEVIN, HOW WOULD YOU CHARACTERIZE THE INVESTING CLIMATE IN THE U.S. OVER THE PAST YEAR?
K.G. The direction of the market shifted quite a bit over the past 12 months. Sentiment in the first half of the period centered around the stronger-than-expected economy, a development reflected in the release of strong employment statistics. The market slacked off some, but as it became apparent that fears of an overheated economy were unwarranted, the markets rallied. In addition, the announcement by the Federal Reserve Board in the fall that it deemed it unnecessary to raise rates was encouraging. In December, however, Fed chairman Alan Greenspan cautioned against the general feeling of euphoria that had enveloped the financial markets and bonds gave back some of their gains. Mortgage-backed securities generated healthy returns during the period, as higher rates meant diminished prepayment risk.
Q. TURNING TO YOU MARGARET, CAN YOU PAINT THE PICTURE FOR THE HIGH-YIELD
MARKET?
M.E. Relative to the overall bond market, 1996 was a good year for the high-yield market. This strong performance can be attributed to two primary factors: strong demand and low default rates. We saw high amounts of new issuance in this sector, but the insatiable demand for these securities kept pace. The sources for this demand included insurance companies, pension funds and mutual funds, to name a few. Investors began to realize that over the longer term, high-yield debt has been an attractive place to be. The reason for low default rates is a bit harder to pinpoint. One thought is that issuers, particularly in the early 1990s, had to come to market with higher-quality issues, so they have not been as vulnerable to business risk as time has progressed. I think the benign economic conditions we've seen have also helped default rates. In terms of what may happen going forward, I think we may see default rates pick up to more average levels of about 3%. I believe the economy will continue to grow at a moderate speed, but I don't believe we'll see the same level of economic strength we saw in the fourth quarter of 1996. Slow growth and low inflation are generally favorable to high-yield bonds.
Q. WHAT WAS THE STORY WITH THE GLOBAL FIXED-INCOME MARKETS, JONATHAN?
J.K. While interest rates rose in the U.S. during the past 12 months, they were generally falling throughout the developed world. The principal drivers behind the declining rates were initially tight monetary policy and sluggish economies in much of the G7 - the seven largest industrialized countries in the world - notably Japan and Germany. This led to appreciating bond prices around the world. However, while U.S. interest rates were rising, the U.S. dollar was also rising against the major international currencies, and this reduced the returns of foreign bonds to dollar-based investors. In Japan, the largest country in the benchmark, the yen was particularly weak against the dollar and the single largest detractor from performance. On the other hand, the high-yielding countries in Europe - Italy, Spain, and Sweden - all delivered excellent returns in U.S. dollars. The fund also benefited from exposure to U.K. and Australian bonds.
Q. TURNING BACK TO YOU, JOHN, DID ANY OTHER SPECIFIC DEVELOPMENTS TAKE PLACE IN THE EMERGING DEBT MARKETS?
J.C. Three events deserve mention. First, Moody's re-rated all Brady bonds
- which had been rated just below the issuing country's Eurobond external debt - up to the level of the sovereign issuer. This took place early in the year. Second, the fund realized excellent performance from its positions in pre-Brady bonds, most notably those of Russia and Panama. The market-friendly election of Boris Yeltsin, the perception that economic reform was progressing and an increased sense of stability combined to make Russian loans attractive. My overweighting - relative to the benchmark - in Panama worked to the fund's benefit as low inflation and a balanced budget, among other factors, made for good performance. The fund also benefited from its exposure to the non-restructured loans of Vietnam and the Ivory Coast. Lastly, both Mexico and the Philippines initiated debt buybacks, which was viewed positively by the market.
Q. WHAT'S YOUR OUTLOOK, JOHN?
J.C. I'm fairly optimistic. At present, the forces which have driven this bull market remain in place; economic growth is picking up across our universe of countries, and most countries enjoy rising levels of liquidity driven by capital inflows and stronger oil prices. The most important issue to monitor is continued progress on economic reform. It is crucial for these countries to keep building on the momentum of the last 18 months. Two examples of this are labor reform in Argentina and the prospects for a currency board in Bulgaria. Also important is international liquidity and the global appetite for risk. Emerging markets could suffer if G7 interest rates went up sharply or in the event of a global recession.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in debt securities;
as a secondary objective,
the fund may also seek
capital appreciation
START DATE: October 31,
1994
SIZE: as of December 31,
1996, more than $143 million
MANAGERS: co-managed since
January 1996: John Carlson,
lead manager and manager
of the fund's investments in
emerging markets, since
January 1996; Kevin Grant,
manager of the fund's U.S.
government investments, since
January 1996; Margaret
Eagle, manager of the fund's
high-yield investments, since
January 1996 and Jonathan
Kelly, manager of the fund's
investments in developed
foreign markets, since January
1996
(checkmark)
JOHN CARLSON ON KEEPING
ABREAST OF THE INTERNATIONAL
SCENE:
"With an emerging market
debt fund that invests all over
the world, it's imperative that
I have a comprehensive
understanding of what's going
on in the many different
countries. As a result, timely
and insightful research is vital.
In addition to Boston-based
Latin sovereign and corporate
credit analysts, we have
analysts in the field in Hong
Kong and London with
specific responsibilities for
Asia and
Europe/Africa/Middle East,
respectively. This research is
supplemented by
experienced traders who
constantly monitor the market
to identify and exploit
opportunities in the local
currency, corporate and
sovereign debt markets."

NOTE TO SHAREHOLDERS:
Curt Hollingsworth became
manager of the fund's U.S.
government investments on
February 3, 1997, after the
period ended. Mr.
Hollingsworth manages
various taxable bond funds.
He joined Fidelity in 1983.
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF DECEMBER 31, 1996
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         6 MONTHS AGO

U.S. Government                           28.4           28.3

Argentinian Republic                      2.3            2.2

Brazilian Federative Republic             2.1            3.1

Time Warner, Inc., Series M,              2.1            0.0
 10 1/4% pay-in-kind

Ecuador Republic                          2.1            1.2

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      9.9            11.0

Finance              5.5            3.2

Utilities            4.6            6.0

Retail & Wholesale   3.6            3.6

Nondurables          3.4            3.3

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1996
             % OF FUND'S    % OF FUND'S
             INVESTMENTS    INVESTMENTS
                            6 MONTHS AGO

Aaa, Aa, A   42.5           41.7

Baa          0.7            1.0

Ba           8.9            6.0

B            27.8           28.7

Caa, Ca, C   3.3            3.0

Nonrated     6.8            10.4

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31,1996 AND JUNE 30, 1996, ACCOUNT FOR 6.8% AND 10.4%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 * AS OF JUNE 30, 1996 **
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 6.1
Row: 1, Col: 4, Value: 21.5
Row: 1, Col: 5, Value: 28.4
Row: 1, Col: 6, Value: 36.5
Corporate bonds 37.6%
U.S. government
and agency
obligations 28.3%
Foreign government
obligations 20.1%
Stocks 5.0%
Other investments 4.9%
Cash equivalents 4.1%
TOTAL FOREIGN
INVESTMENTS 30.7%
Corporate bonds 36.5%
U.S. government
and agency
obligations 28.4%
Foreign government
obligations 21.5%
Stocks 6.1%
Other investments 3.5%
Cash equivalents 4.0%
TOTAL FOREIGN
INVESTMENTS 28.7%
Row: 1, Col: 1, Value: 4.1
Row: 1, Col: 2, Value: 4.9
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 20.1
Row: 1, Col: 5, Value: 28.3
Row: 1, Col: 6, Value: 37.6
*
**
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 36.5%
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
CONVERTIBLE BONDS - 0.5%
ENERGY - 0.5%
OIL & GAS - 0.5%
Kelley Oil & Gas Partners Ltd. 7 7/8%,
12/15/99  B3 $ 750,000 $ 712,486
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)  -  10,000  7,700
TOTAL CONVERTIBLE BONDS   720,186
NONCONVERTIBLE BONDS - 36.0%
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  530,000  588,300
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  1,000,000  1,000,000
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  130,000  145,600
Wyman-Gordon Co. 10 3/4%, 3/15/03  Ba3  490,000  525,525
  2,259,425
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc. 9 1/4%,
12/1/06 (f)  B1  160,000  165,200
TOTAL AEROSPACE & DEFENSE   2,424,625
BASIC INDUSTRIES - 2.4%
CHEMICALS & PLASTICS - 1.1%
Astor Corp. 10 1/2%, 10/15/16 (f)  B3  260,000  266,500
Foamex-JPS Automotive LP/Foamex-JPS Capital
Corp. 0%, 7/1/04 (d)  Caa  280,000  232,400
Freedom Chemical Co. 10 5/8%,
10/15/06 (f)  B3  140,000  147,000
NL Industries, Inc.:
 11 3/4%, 10/15/03  B1  20,000  21,200
 0%, 10/15/05 (d)  B2  50,000  42,625
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Pioneer Americas Acquisition Corp. 1st Mtg.
13 3/8%, 4/1/05  B2 $ 500,000 $ 563,750
Plastic Containers, Inc. 10%, 12/15/06 (f)  B1  50,000  51,500
Plastic Specialties & Technologies, Inc. 11 1/4%,
12/1/03  B3  40,000  42,000
Sterling Chemicals Holdings, Inc. 0%,
8/15/08 (d)  Caa  530,000  308,725
  1,675,700
METALS & MINING - 0.6%
Kaiser Aluminum & Chemical Corp. 12 3/4%,
2/1/03  B2  420,000  448,350
Renco Metals, Inc. 11 1/2%, 7/1/03  B2  360,000  378,000
  826,350
PAPER & FOREST PRODUCTS - 0.7%
Container Corp. of America:
10 3/4%, 5/1/02  B1  20,000  21,600
 gtd. 9 3/4%, 4/1/03  B1  240,000  252,000
 gtd. 11 1/4%, 5/1/04  B1  100,000  108,000
Florida Coast Paper Co. LLC/Florida Coast
Paper Finance Corp., 12 3/4%, 6/1/03  B3  80,000  86,800
Repap New Brunswick, Inc. yankee:
8 7/8%, 7/15/00 (h)  B1  40,000  39,800
 9 7/8%, 7/15/00  B1  40,000  41,500
 10 5/8%, 4/15/05  B3  90,000  94,950
Repap Wisconsin, Inc. 9 7/8%, 5/1/06  Caa  30,000  30,450
Riverwood International 10 7/8%, 4/1/08  Caa  230,000  212,750
SD Warren Co., 12%, 12/15/04  B1  70,000  75,600
Stone Container Corp. 11 7/8%, 8/1/16  B1  40,000  42,400
  1,005,850
TOTAL BASIC INDUSTRIES   3,507,900
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 1.2%
AUTOS, TIRES, & ACCESSORIES - 0.8%
Aetna Industries, Inc. 11 7/8%, 10/1/06  B3 $ 700,000 $ 752,500
Blue Bird Body Co. 10 3/4%, 11/15/06 (f)  B2  50,000  52,250
Delco Remy International, Inc. 10 5/8%,
8/1/06 (f)  B2  100,000  106,000
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  150,000  154,500
  1,065,250
HOME FURNISHINGS - 0.0%
Interlake Corp. 12 1/8%, 3/1/02  B3  30,000  31,050
TEXTILES & APPAREL - 0.4%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  500,000  500,000
Dan River, Inc. 10 1/8%, 12/15/03  B3  40,000  40,400
Pillowtex Corp. 10%, 11/15/06 (f)  B2  70,000  72,975
  613,375
TOTAL DURABLES   1,709,675
ENERGY - 2.3%
ENERGY SERVICES - 0.5%
Empire Gas Corp. 7%, 7/15/04 (e)  Caa  770,000  660,275
OIL & GAS - 1.8%
Chesapeake Energy Corp. 10 1/2%, 6/1/02  Ba3  850,000  922,250
Flores & Rucks, Inc.:
13 1/2%, 12/1/04  B1  100,000  119,500
 9 3/4%, 10/1/06  B3  340,000  360,400
Forcenergy, Inc. 9 1/2%, 11/1/06  B2  60,000  62,550
KCS Energy, Inc. 11%, 1/15/03  B1  300,000  325,500
Mesa Operating Co. 10 5/8%, 7/1/06  B2  420,000  456,750
United Meridian Corp. 10 3/8%, 10/15/05  B2  300,000  327,750
  2,574,700
TOTAL ENERGY   3,234,975
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 4.2%
ASSET-BACKED SECURITIES - 1.1%
Airplanes Pass Through Trust Class D 10 7/8%,
3/15/19   Ba2 $ 1,170,000 $ 1,301,625
Premier Auto Trust 4.90%, 12/15/98  Aaa  64,096  63,785
Sears Credit Account Master Trust II 7%,
1/15/04  Aaa  200,000  203,750
Standard Credit Card Master Trust I 7.65%,
2/15/00  A2  30,000  30,488
  1,599,648
BANKS - 1.6%
Deutsche Bank Finance NV 4 1/8%,
11/15/99 (i)  Aa1 JPY 100,000  934,196
Export-Import Bank of Japan euro 4 3/8%,
10/1/03 (i)  Aaa JPY 130,000  1,266,925
Lloyds Bank PLC 7 3/8%, 3/11/04  Aa3 GBP 75,000  123,529
  2,324,650
CREDIT & OTHER FINANCE - 0.2%
General Electric Capital Corp.:
 6 1/2%, 2/8/99  Aaa SEK 500,000  72,777
 7 3/8%, 2/8/99 (i)  Aaa ITL 140,000  94,117
Homeside, Inc. 11 1/8%, 5/15/03  Ba1  125,000  139,375
  306,269
SAVINGS & LOANS - 1.3%
First Nationwide Escrow Corp. 10 5/8%,
10/1/03 (f)  Ba3  1,480,000  1,598,400
First Nationwide Holdings, Inc. 12 1/4%,
5/15/01  Ba2  100,000  113,500
First Nationwide Parent Holdings Ltd. 12 1/2%,
4/15/03  B2  70,000  77,525
  1,789,425
TOTAL FINANCE   6,019,992
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.6%
DRUGS & PHARMACEUTICALS - 0.0%
Glaxo Wellcome PLC euro 8 3/4%, 12/1/05  A1 GBP 25,000 $ 44,795
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Dade International, Inc. 11 1/8%, 5/1/06  B3  500,000  541,250
IMED Corp. 9 3/4%, 12/1/06 (f)  B3  150,000  152,625
  693,875
MEDICAL FACILITIES MANAGEMENT - 0.1%
Quest Diagnostics, Inc. 10 3/4%, 12/15/06  B2  70,000  73,675
TOTAL HEALTH   812,345
HOLDING COMPANIES - 0.1%
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa  140,000  148,400
Gray Communications Systems, Inc. 10 5/8%,
10/1/06  B3  40,000  42,400
  190,800
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
ELECTRICAL EQUIPMENT - 1.3%
Motors & Gears, Inc. 10 3/4%, 11/15/06 (f)  B3  150,000  154,500
Omnipoint Corp.:
 11 5/8%, 8/15/06  B2  370,000  383,875
 Series A, 11 5/8%, 8/15/06 (f)  B2  1,200,000  1,245,000
  1,783,375
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
International Knife & Saw, Inc. 11 3/8%,
11/15/06 (f)  B3  70,000  72,275
MVE, Inc. 12 1/2%, 2/15/02  B3  120,000  127,200
Specialty Equipment Companies, Inc. 11 3/8%,
12/1/03  B3  500,000  546,250
  745,725
POLLUTION CONTROL - 0.2%
Allied Waste of North America, Inc. 10 1/4%,
12/1/06 (f)  B3  280,000  294,000
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,823,100
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 6.6%
BROADCASTING - 3.9%
American Telecasting, Inc. 0%, 8/15/05 (d)  Caa $ 40,000 $ 14,800
Bell Cablemedia PLC (d):
0%, 7/15/04  B2  180,000  156,600
 yankee 0%, 9/15/05  B2  200,000  162,000
CS Wireless Systems, Inc. 0%, 3/1/06 (d)  Caa  540,000  188,643
Diamond Cable Communications PLC yankee (d):
0%, 9/30/04  B3  980,000  803,600
 0%, 12/15/05  B3  230,000  163,588
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3  250,000  256,250
International Cabletel, Inc. 0%, 2/1/06 (d)  B3  130,000  88,075
Jacor Communications Co. 9 3/4%, 12/15/06  B2  130,000  132,600
NWCG Holdings Corp. 0%, 6/15/99  Caa  190,000  157,700
Peoples Choice TV Corp. unit 0%, 6/1/04 (d)  Caa  1,210,000  508,200
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  1,470,000  1,543,500
Spanish Broadcasting System, Inc. 7 1/2%,
6/15/02  B3  800,000  842,000
TV Filme, Inc. yankee 12 7/8%,
12/15/04 (f)  B2  250,000  250,938
Tevecap SA 12 5/8%, 11/26/04 (f)  B2  200,000  204,500
Videotron Holdings PLC yankee (d):
0%, 7/1/04   B3  60,000  51,900
 0%, 8/15/05  B3  90,000  72,450
  5,597,344
ENTERTAINMENT - 0.8%
AMF Group, Inc., 10 7/8%, 3/15/06  B2  260,000  274,300
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  500,000  520,000
Viacom, Inc. 8%, 7/7/06  B1  400,000  388,000
  1,182,300
LEISURE DURABLES & TOYS - 0.5%
ICON Fitness Corp. 0%, 11/15/06 (f)  -  350,000  183,750
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  500,000  562,500
  746,250
LODGING & GAMING - 0.4%
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  260,000  261,300
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  290,000  313,200
  574,500
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 1.0%
SC International Services, Inc. 13%, 10/1/05  B3 $ 1,190,000 $ 1,344,700
TOTAL MEDIA & LEISURE   9,445,094
NONDURABLES - 3.4%
FOODS - 2.1%
Fresh Del Monte Produce NV 10%, 5/1/03 Caa 260,000 249,600 Gorges/Quik-to-Fix Foods, Inc. 11 1/2%,
12/1/06 (f)  B3  1,300,000  1,347,125
International Home Foods, Inc.
10 3/8%, 11/1/06 (f)  B2  770,000  802,725
Specialty Foods Corp. 10 1/4%, 8/15/01  B3  650,000  607,750
  3,007,200
HOUSEHOLD PRODUCTS - 1.3%
Revlon Consumer Products Corp. 10 1/2%,
2/15/03  B3  100,000  104,875
Revlon Worldwide Corp. secured 0%, 3/15/98  B3  2,060,000  1,784,475
  1,889,350
TOTAL NONDURABLES   4,896,550
RETAIL & WHOLESALE - 3.3%
APPAREL STORES - 0.2%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3  260,000  270,400
GENERAL MERCHANDISE STORES - 0.7%
K mart Corp.:
8.71%, 4/7/97  Ba2  30,000  30,113
 8.70%, 8/1/97  Ba2  250,000  250,625
 9.55%, 6/30/98  Ba2  250,000  252,813
 7.24%, 7/6/99  Ba3  500,000  480,000
  1,013,551
GROCERY STORES - 2.2%
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  Caa  750,000  766,875
 12 5/8%, 6/15/02  Caa  30,000  30,750
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Ralph's Grocery Co.:
10.45%, 6/15/04  B1 $ 40,000 $ 42,100
 11%, 6/15/05  B3  610,000  634,400
Smith's Food & Drug Centers, Inc. 11 1/4%,
5/15/07  B3  1,280,000  1,408,000
Star Markets, Inc. 13%, 11/1/04  B3  320,000  360,800
  3,242,925
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Cole National Group, Inc. 9 7/8%,
12/31/06 (f)  B2  190,000  195,700
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  80,000  84,800
  280,500
TOTAL RETAIL & WHOLESALE   4,807,376
SERVICES - 1.0%
ADVERTISING - 0.1%
Lamar Advertising Co. 9 5/8%, 12/1/06  B1  200,000  206,000
GOVERNMENT SERVICES - 0.3%
Queensland Treasury Corp.:
8%, 8/14/01  Aaa AUD 250,000  206,082
 8%, 5/14/03  Aaa AUD 200,000  164,459
  370,541
PRINTING - 0.5%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  710,000  685,150
SERVICES - 0.1%
Iron Mountain, Inc. 10 1/8%, 10/1/06  B3  20,000  21,100
Outsourcing Solutions, Inc. 11%, 11/1/06 (f)  B3  40,000  41,900
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  60,000  65,700
  128,700
TOTAL SERVICES   1,390,391
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 2.8%
COMMUNICATIONS EQUIPMENT - 0.8%
Echostar Communications Corp. 0%,
6/1/04 (d)  B2 $ 840,000 $ 690,900
Echostar Satellite Broadcasting Corp. 0%,
3/15/04 (d)  Caa  690,000  522,675
  1,213,575
COMPUTER SERVICES & SOFTWARE - 0.7%
Anacomp, Inc. pay-in-kind 13%, 6/4/02  -  816,534  839,805
ICG Holdings, Inc. 0%, 9/15/05 (d)  -  200,000  141,000
  980,805
COMPUTERS & OFFICE EQUIPMENT - 1.1%
Dictaphone Corp. 11 3/4%, 8/1/05  B3  40,000  35,800
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  270,000  287,550
Unisys Corp.:
12%, 4/15/03  B1  950,000  1,016,500
 11 3/4%, 10/15/04  B1  190,000  202,588
  1,542,438
ELECTRONICS - 0.2%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  270,000  292,275
TOTAL TECHNOLOGY   4,029,093
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
US Air, Inc. 9 5/8%, 2/1/01  B3  150,000  149,250
UTILITIES - 4.3%
CELLULAR - 2.4%
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,116,900
Microcell Telecommunications, Inc. 0%,
6/1/06 (d)  B3  630,000  351,225
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  310,000  310,000
Nextel Communications, Inc. (d):
0%, 9/1/03   B3  800,000  624,000
 0%, 8/15/04   B3  290,000  196,838
Pagemart Nationwide, Inc. 0%, 2/1/05 (d)  -  130,000  89,375
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
RSL Communications Ltd./RSL Communications
PLC unit 12 1/4%, 11/15/06 (f)  - $ 600,000 $ 606,000
Sprint Spectrum LP/Sprint Spectrum Finance Corp.
11%, 8/15/06  B2  120,000  129,000
  3,423,338
ELECTRIC UTILITY - 0.1%
Eskom 0%, 9/1/02  Baa3 ZAR 1,350,000  122,694
TELEPHONE SERVICES - 1.8%
Brooks Fiber Properties, Inc. 0%,
11/1/06 (d)(f)  -  310,000  197,625
Call-Net Enterprises, Inc. yankee 0%, 12/1/04 (d)  B2  630,000  516,600
GST USA, Inc. 0%, 12/15/05 (d)  -  190,000  116,375
MFS Communications, Inc. 0%, 1/15/06 (d)  B1  70,000  51,100
Nextlink Communications, Inc. 12 1/2%,
4/15/06  -  1,210,000  1,300,750
Teleport Communications Group, Inc.:
 8%, 8/1/05  B1  500,000  341,875
 9 7/8%, 7/1/06  B1  110,000  116,600
  2,640,925
TOTAL UTILITIES   6,186,957
TOTAL NONCONVERTIBLE BONDS   51,628,123
TOTAL CORPORATE BONDS
(Cost $50,638,278)   52,348,309
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 14.3%
U.S. TREASURY OBLIGATIONS - 12.9%
6 1/8%, 3/31/98  Aaa  75,000  75,363
9%, 5/15/98  Aaa  620,000  646,158
8 7/8%, 11/15/98  Aaa  224,000  235,691
8 7/8%, 2/15/99  Aaa  2,530,000  2,676,664
9 1/8%, 5/15/99  Aaa  5,647,000  6,034,328
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
U.S. TREASURY OBLIGATIONS - CONTINUED
8%, 8/15/99  Aaa $ 5,600,000 $ 5,866,000
6 7/8%, 3/31/00  Aaa  2,112,000  2,159,520
7 7/8%, 11/15/04  Aaa  700,000  763,875
  18,457,599
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%
Farm Credit System Financial Assistance Corp.
9 3/8%, 7/21/03  Aaa  98,000  112,792
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C 9 1/4%, 11/15/01  Aaa  53,932  57,728
  Class 2-E 9.40%, 5/15/02  Aaa  227,315  243,775
  Class T-2 9 5/8%, 5/15/02  Ba3  110,000  117,858
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  855,000  867,492
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 3/4%, 4/1/98  Aaa  4,701  4,769
  4 7/8%, 9/15/98  Aaa  40,000  39,292
  7 1/8%, 8/15/99  Aaa  151,000  154,548
  7 3/4%, 11/15/99  Aaa  33,000  34,321
  8 1/2%, 4/1/06  Aaa  200,000  218,400
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  210,000  229,406
  2,080,381
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,752,461)   20,537,980
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 14.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.5%
6%, 12/1/07   Aaa  137,325  134,105
8 1/2%, 3/1/20   Aaa  568,939  596,066
  730,171
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.8%
5 1/2%, 5/1/11   Aaa $ 987,073 $ 929,082
6%, 4/1/01 to 1/1/26   Aaa  4,025,288  3,822,780
6 1/2%, 5/1/08 to 2/1/26   Aaa  2,609,883  2,504,518
7 1/2%, 6/1/26   Aaa  989,236  988,613
  8,244,993
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.8%
6%, 1/15/09 to 5/15/09  Aaa  1,366,937  1,327,479
6 1/2%, 4/15/26 to 5/15/26  Aaa  982,937  937,476
7%,  9/15/25 to 12/15/26  Aaa  1,999,514  1,955,816
7 1/2%, 2/15/22 to 12/15/26  Aaa  4,855,574  4,863,948
8 1/2%, 4/15/26 to 9/15/26  Aaa  1,910,153  1,979,396
11 1/2%, 3/15/10   Aaa  119,656  136,019
  11,200,134
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $20,232,532)   20,175,298
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Meritor Mortgage Security Corp.
Series 1987-1 Class A3, 9.40%, 6/1/99
(Cost $15,134)  Baa3  15,021  15,003
FOREIGN GOVERNMENT OBLIGATIONS (J) - 21.5%
Argentinian Republic:
 BOCON (h):
  3.414%, 4/1/01  BBB- ARS 682,643  595,133
  3.414%, 4/1/07  BB- ARS 955,699  678,380
 Bote 2.218%, 4/3/00 (h)  B1  2,145  1,052
 Brady euro floating rate bond 6 5/8%,
 3/31/05 (bearer) (h)  B1  588,000  511,193
 Brady par euro 5 1/4%, 3/31/23 (e)  B1  2,350,000  1,481,969
Austrian Republic euro 4 1/2%, 9/28/05 (i)  Aaa JPY 70,000  690,341
Belgian Kingdom (i):
8 3/4%, 6/25/02  AAA BEF 12,000  446,028
 5.10%, 11/21/04 (h)  AAA BEF 8,000  266,402
 7 1/2%, 7/29/08  AAA BEF 3,000  104,589
Brazilian Federative Republic Brady:
 capitalization bond 8%, 4/15/14  B1  1,404,245  1,035,631
 6.8125%, 4/15/24 (e)  B1  560,000  431,200
 exit bond euro 6%, 9/15/13  B1  1,250,000  896,875
 FLIRB 4 1/2%, 4/15/09 (bearer) (e)  B1  1,000,000  715,000
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
Canadian Government:
8 1/2%, 4/1/02  Aa1 CAD 200,000 $ 164,890
 7 1/2%, 12/1/03  Aa1 CAD 1,050,000  829,292
Danish Kingdom:
9%, 11/15/98  Aaa DKK 200,000  36,895
 Bullet:
  9%, 11/15/00  Aaa DKK 400,000  77,279
  8%, 5/15/03  Aaa DKK 2,200,000  414,135
Dutch Government:
8 3/4%, 5/1/00  AAA NLG 300,000  197,605
 5 3/4%, 1/15/04  AAA NLG 1,100,000  650,211
 7%, 6/15/05  AAA NLG 260,000  163,976
Ecuador Republic Brady:
 interest equalization bond
 euro 6 1/2%, 12/21/04 (bearer) (h)  -  450,000  391,500
 par euro 3 1/4%, 2/28/25 (e)  -  2,100,000  969,938
 past due interest euro 6 1/2%,
 2/28/15 (bearer) (h)  -  2,595,892  1,589,984
French Government:
OAT 9 1/2%, 1/25/01  Aaa FRF 5,500,000  1,255,356
 8 1/2%, 12/26/12  Aaa FRF 3,600,000  846,867
German Federal Republic:
7 3/4%, 2/21/00  Aaa DEM 125,000  89,539
 8 3/8%, 5/21/01  Aaa DEM 1,500,000  1,113,883
Italian Republic (i):
12%, 1/17/99  Aa3 ITL 900,000  652,589
 10 1/2%, 9/1/05  Aa3 ITL 1,600,000  1,258,710
Kazakhstan Republic 9 1/4%, 12/20/09 (f)  -  250,000  251,875
Mexico Value recovery rights  -  1,690,000  -
Panamanian Republic Brady:
interest reduction bond euro
 3 1/2%, 7/17/14 (h)  BB  950,000  658,469
 past due interest euro 6 3/4%, 7/17/19 (e)  BB  705,000  549,900
Peruvian Republic (f):
past due interest 0%, 8/22/16   -  250,000  147,188
 FLIRB 0%, 10/13/16  -  500,000  273,438
Philippine Government:
15 1/2%, 1/25/03  BBB+ PHP 1,000,000  38,959
 8 3/4%, 10/7/16 (f)  B1  250,000  258,125
Russian Government (g):
 interest notes 0%, 12/31/16 (f)   -  250,000  173,125
 principal loans 0%, 8/12/21  -  625,000  364,844
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
South African Republic 12%, 2/28/05  Baa1 ZAR 1,000,000 $ 174,808
Spanish Kingdom:
11.45%, 8/30/98  AAA ESP 15,000,000  124,721
 10 1/4%, 11/30/98  AAA ESP 5,000,000  41,566
 10.90%, 8/30/03  AAA ESP 75,000,000  712,411
Swedish Kingdom 10 1/4%, 5/5/03  Aa1 SEK 3,200,000  567,714
Treuhandstalt 7 3/8%, 12/2/02  Aaa DEM 2,400,000  1,727,408
United Kingdom, Great Britain & Northern Ireland:
10%, 2/26/01  Aaa GBP 180,000  337,921
 9 3/4%, 8/27/02  Aaa GBP 50,000  94,857
 9%, 10/13/08  Aaa GBP 650,000  1,234,538
United Mexican States Brady discount (h):
 B 6 3/8%, 12/31/19  Ba3  350,000  301,017
 D 6.4531%, 12/31/19  Ba2  750,000  645,000
United Mexican States global bond 11 1/2%,
5/15/26  Ba2  615,000  649,440
Venezuelan Republic:
 Brady:
  debt conversion bond 6 1/2%, 12/18/07 (h)  Ba3  500,000  440,313 discount A 6.4375%, 3/31/20 (h)  Ba3  500,000  415,625
  FLIRB B 6.4375%, 3/31/07 (h)  Ba3  750,000  668,438
  par A euro 6 3/4%, 3/31/20  Ba3  1,750,000  1,336,563
 oil recovery rights  -  12,320  -
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $28,779,703)   30,744,705
SUPRANATIONAL OBLIGATIONS - 2.0%
Asian Development Bank 3 1/8%, 6/29/05 (i)  Aaa JPY 10,000  89,306
European Investment Bank euro 6 3/4%,
5/10/01 (i)  Aaa JPY 35,000  366,149
InterAmerica Development Bank
euro 6%, 10/30/01(i)  Aaa JPY 235,000  2,438,163
TOTAL SUPRANATIONAL OBLIGATIONS
(cost $3,099,381)   2,893,618
COMMON STOCKS - 0.2%
 SHARES VALUE
   (NOTE 1)
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Foamex-JPS Automotive LP/Foamex-JPS Capital Corp.
(warrants) (a)  260 $ 6,240
Sterling Chemicals Holdings, Inc. (warrants) (a)  120  4,200
  10,440
HOLDING COMPANIES - 0.1%
SDW Holdings Corp. (a):
(warrants)   16,500  84,975
 Series B (warrants)   1,300  22,100
  107,075
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(f)  148  -
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I (warrants) (a)(f)  270  9,450
TOTAL MEDIA & LEISURE   9,450
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Exide Electronics Group, Inc. (warrants) (a)(f)  200  6,000
UTILITIES - 0.1%
CELLULAR - 0.1%
Intercel, Inc. (warrants) (a)  3,328  23,296
Microcell Telecommunications, Inc. (a):
(warrants)  2,520  31,500
 (conditional warrants)  2,520  1,575
Pagemart Nationwide, Inc. (non-vtg.) (a)  2,100  14,700
  71,071
TOTAL COMMON STOCKS
(Cost $119,241)   204,036
PREFERRED STOCKS - 5.9%
 SHARES VALUE
   (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.3%
RETAIL & WHOLESALE - 0.3%
GROCERY STORES - 0.3%
Supermarkets General Holdings Corp.
$3.52 pay-in-kind (a)  12,725 $ 343,575
NONCONVERTIBLE PREFERRED STOCKS - 5.6%
FINANCE - 1.3%
SAVINGS & LOANS - 1.3%
Chevy Chase Capital Corp., Series A, $5.1875  20,000  1,035,000
First Nationwide Bank 11 1/2%  1,730  197,869
Greater New York Savings Bank, Series B, 12%  18,787  610,578
  1,843,447
HOLDING COMPANIES - 0.3%
SDW Holdings Corp. 15% (f)  13,000  474,500
MEDIA & LEISURE - 3.3%
BROADCASTING - 2.8%
Cablevision Systems Corp., Series H, $11.75
pay-in-kind  6,585  615,698
PanAmSat Corp. 12 3/4% pay-in-kind  391  478,975
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  2,741  2,973,985
  4,068,658
PUBLISHING - 0.5%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind (a)  2,146  217,283
 Series D, $200  5,400  526,500
  743,783
TOTAL MEDIA & LEISURE   4,812,441
TECHNOLOGY - 0.4%
COMPUTER SERVICES & SOFTWARE - 0.4%
ICG Holdings, Inc. 14 1/4% pay-in-kind  517  571,285
PREFERRED STOCKS - CONTINUED
 SHARES VALUE
   (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.3%
El Paso Electric Co., Series A, 11.40% pay-in-kind  3,469 $ 385,059
TOTAL NONCONVERTIBLE PREFERRED STOCKS   8,086,732
TOTAL PREFERRED STOCKS
(Cost $7,816,977)   8,430,307
PURCHASED BANK DEBT - 0.0%
  PRINCIPAL
  AMOUNT (B)
Socialist Republic of Vietnam loans restructured under
1985 agreement (a) (Cost $25,680)   DEM 50,000  32,112
SOVEREIGN LOAN PARTICIPATIONS - 1.5%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) final loan:
 - ING Bank N.V.     750,000  595,313
  - Morgan Guaranty Trust Company
   of New York    250,000  198,438
Ivory Coast restructured loan (a):
 - The Chase Manhattan Bank    300,000  97,875
 - Morgan Guaranty Trust Company
  of New York    500,000  163,125
 - Banque Paribas     700,000  228,375
Peruvian Republic loan participation under
1983 agreement (a):
 - Citibank N.A.    100,000  114,000
  - ING Bank N.V.    150,000  171,000
  - Morgan Guaranty Trust Company
   of New York    250,000  285,000
Socialist Republic of Vietnam loan restructured
under 1985 agreement
- ING Bank N.V. (a)   DEM 400,000  256,893
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,486,481)  $ 2,110,019
CASH EQUIVALENTS - 4.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6 3/4%, dated
12/31/96 due 1/2/97  $ 5,743,153 $ 5,741,000
PURCHASED OPTIONS - 0.0%
    EXPIRATION DATE/ UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE
First National Bank of Boston Call Option
on $1,250,000 notional amount Bulgarian Feb. 97/
Republic Brady FLIRB 2 1/4%, 7/28/12   36 5/8 $ 476,563  35,250
The Chase Manhattan Bank Call Option
on $1,250,000 notional amount Bulgarian  Mar. 97/
Republic Brady FLIRB 2 1/4%, 7/28/12   40 7/8  476,563  13,125
TOTAL PURCHASED OPTIONS
(Cost $71,000)   48,375
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $138,777,868)  $ 143,280,762
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
AUD - Australian dollar
BEF - Belgian franc
CAD - Canadian dollar
DEM - German deutsche mark
DKK - Danish krone
ESP - Spanish peseta
FRF - French franc
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
NLG - Dutch guilder
PHP - Philippine peso
SEK - Swedish krona
ZAR - South African rand
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,964,389 or 6.9% of net assets.
7. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. Principal amount in thousands.
10. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 40.6% AAA, AA, A 42.3%
Baa 0.2% BBB  0.7%
Ba 7.6% BB  6.3%
B 27.8% B  30.0%
Caa 3.3% CCC  2.8%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 6.8%. FMR has determined that unrated debt securities that are lower quality account for 6.8% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  71.3%
Germany   2.7
Brazil  2.5
Argentina  2.3
United Kingdom  2.3
Ecuador  2.1
Supranational  2.0
Venezuela  2.0
France  1.5
Italy  1.3
Canada  1.2
Mexico  1.1
Others (individually less than 1%)  7.7
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $138,833,743. Net unrealized appreciation aggregated $4,447,019, of which $6,032,603 related to appreciated investment securities and $1,585,584 related to depreciated investment securities.
The fund hereby designates approximately $369,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS                                                                                        $ 143,280,762
Investment in securities, at value (including repurchase agreements of
$5,741,000) (cost $138,777,868) - See accompanying schedule

Cash                                                                                           570,105

Receivable for investments sold                                                                278,249
 Regular Delivery

 Delayed Delivery                                                                              1,264,219

Dividends receivable                                                                           69,755

Interest receivable                                                                            2,234,908

Other receivables                                                                              2,304

Prepaid expenses                                                                               13,415

 TOTAL ASSETS                                                                                  147,713,717

LIABILITIES                                                                     $ 1,662,671
Payable for investments purchased
 Regular delivery

 Delayed delivery                                                                1,936,256

Distributions payable                                                            489,369

Accrued management fee                                                           68,091

Distribution fees payable                                                        47,909

Other payables and accrued expenses                                              85,899

 TOTAL LIABILITIES                                                                             4,290,195

NET ASSETS                                                                                    $ 143,423,522

Net Assets consist of:                                                                        $ 137,538,381
Paid in capital

Undistributed net investment income                                                            39,713

Accumulated undistributed net realized gain (loss) on investments and                          1,345,817
foreign currency transactions

Net unrealized appreciation (depreciation) on investments and assets                           4,499,611
and liabilities in foreign currencies

NET ASSETS                                                                                    $ 143,423,522

CALCULATION OF MAXIMUM OFFERING PRICE                                                          $11.25
CLASS A:
NET ASSET VALUE and redemption price per share ($587,211 (divided by) 52,191 shares)

Maximum offering price per share (100/95.75 of $11.25)                                         $11.75

CLASS T:                                                                                       $11.25
NET ASSET VALUE and redemption price per share
 ($99,327,105 (divided by) 8,830,996 shares)

Maximum offering price per share (100/96.50 of $11.25)                                         $11.66

CLASS B:                                                                                       $11.26
NET ASSET VALUE and offering price per share
 ($37,402,546 (divided by) 3,321,267 shares) A

INSTITUTIONAL CLASS:                                                                           $11.30
NET ASSET VALUE, offering price and redemption price
 per share ($6,106,660 (divided by) 540,504 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                       $ 425,445
Dividends

Interest                                                                 8,820,172

 TOTAL INCOME                                                            9,245,617

EXPENSES

Management fee                                             $ 641,715

Transfer agent fees                                         604
Class A

 Class T                                                    161,684

 Class B                                                    60,867

 Institutional Class                                        5,321

Distribution fees                                           152
Class A

 Class T                                                    185,607

 Class B                                                    273,748

Accounting fees and expenses                                60,655

Non-interested trustees' compensation                       591

Custodian fees and expenses                                 33,669

Registration fees                                           11,794
Class A

 Class T                                                    29,656

 Class B                                                    16,575

 Institutional Class                                        21,834

Audit                                                       35,434

Legal                                                       1,217

Miscellaneous                                               4,354

 Total expenses before reductions                           1,545,477

 Expense reductions                                         (31,010)     1,514,467

NET INVESTMENT INCOME                                                    7,731,150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      4,370,186

 Foreign currency transactions                              (21,188)     4,348,998

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      1,501,143

 Assets and liabilities in foreign currencies               (3,172)      1,497,971

NET GAIN (LOSS)                                                          5,846,969

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                    $ 13,578,119
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED      YEAR ENDED
                                                                 DECEMBER 31,    DECEMBER 31,
                                                                 1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                       $ 7,731,150     $ 3,238,777
Net investment income

 Net realized gain (loss)                                         4,348,998       2,521,810

 Change in net unrealized appreciation (depreciation)             1,497,971       3,002,460

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM             13,578,119      8,763,047
OPERATIONS

Distributions to shareholders                                     (8,336)         -
From net investment income
 Class A

  Class T                                                         (5,439,021)     (2,143,447)

  Class B                                                         (2,018,483)     (1,275,191)

  Institutional Class                                             (235,161)       (3,950)

 From net realized gain                                           (11,477)        -
 Class A

  Class T                                                         (2,365,241)     (1,060,007)

  Class B                                                         (918,814)       (539,517)

  Institutional Class                                             (126,985)       (2,175)

 TOTAL DISTRIBUTIONS                                              (11,123,518)    (5,024,287)

Share transactions - net increase (decrease)                      61,581,370      55,582,973

  TOTAL INCREASE (DECREASE) IN NET ASSETS                         64,035,971      59,321,733

NET ASSETS

 Beginning of period                                              79,387,551      20,065,818

 End of period (including undistributed net investment income    $ 143,423,522   $ 79,387,551
of $39,713 and $33,845, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      DECEMBER 31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.010

Income from Investment Operations

 Net investment income                                   .267 D

 Net realized and unrealized gain (loss)                 .493

 Total from investment operations                        .760

Less Distributions

 From net investment income                              (.280)

 From net realized gain                                  (.240)

 Total distributions                                     (.520)

Net asset value, end of period                          $ 11.250

TOTAL RETURN B, C                                        6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 587

Ratio of expenses to average net assets                  1.25% A
                                                        , F

Ratio of net investment income to average net assets     7.32% A

Portfolio turnover rate                                  119%

A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.000   $ 9.920    $ 10.000

Income from Investment Operations

 Net investment income                                   .813 D     .885       .064 D

 Net realized and unrealized gain (loss)                 .542       1.231      (.046)

 Total from investment operations                        1.355      2.116      .018

Less Distributions

 From net investment income                              (.805)     (.806)     (.098)

 From net realized gain                                  (.300)     (.230)     -

 Total distributions                                     (1.105)    (1.036)    (.098)

Net asset value, end of period                          $ 11.250   $ 11.000   $ 9.920

TOTAL RETURN B, C                                        12.89%     22.02%     .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 99,327   $ 52,626   $ 10,687

Ratio of expenses to average net assets                  1.23%      1.35% F    1.35% A,
                                                                               F

Ratio of expenses to average net assets after            1.22%      1.35%      1.35% A
expense reductions                                      G

Ratio of net investment income to average net assets     7.34%      7.28%      5.80% A

Portfolio turnover rate                                  119%       193%       104% A


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.010   $ 9.910    $ 10.000

Income from Investment Operations

 Net investment income                                   .743 D     .820       .072 D

 Net realized and unrealized gain (loss)                 .538       1.237      (.078)

 Total from investment operations                        1.281      2.057      (.006)

Less Distributions

 From net investment income                              (.731)     (.727)     (.084)

 From net realized gain                                  (.300)     (.230)     -

 Total distributions                                     (1.031)    (.957)     (.084)

Net asset value, end of period                          $ 11.260   $ 11.010   $ 9.910

TOTAL RETURN B, C                                        12.14%     21.35%     (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 37,403   $ 26,654   $ 9,379

Ratio of expenses to average net assets                  1.88%      2.10% F    2.10% A,
                                                                               F

Ratio of expenses to average net assets after            1.87%      2.10%      2.10% A
expense reductions                                      G

Ratio of net investment income to average net assets     6.69%      6.53%      5.06% A

Portfolio turnover rate                                  119%       193%       104% A


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED DECEMBER
      31,

      1996                    1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.030   $ 10.890

Income from Investment Operations

 Net investment income                                   .826 D     .456

 Net realized and unrealized gain (loss)                 .548       .340

 Total from investment operations                        1.374      .796

Less Distributions

 From net investment income                              (.804)     (.426)

 From net realized gain                                  (.300)     (.230)

 Total distributions                                     (1.104)    (.656)

Net asset value, end of period                          $ 11.300   $ 11.030

TOTAL RETURN B, C                                        13.04%     7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 6,107    $ 107

Ratio of expenses to average net assets                  1.10% F    1.10% A,
                                                                    F

Ratio of net investment income to average net assets     7.47%      7.53% A

Portfolio turnover rate                                  119%       193%

A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING
POLICIES.
Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the recognition of gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment or delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset.
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,142,131 or 1.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $178,045,301 and $122,980,641, respectively, of which U.S. government and government agency obligations aggregated $49,419,737 and $32,995,402, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .59% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), Class B shares (Class B Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class T, and Class B Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .25% and .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), of the average net assets of the Class A, Class T, and Class B shares, respectively. For the period, the fund paid FDC $152, $185,607, and $273,748 under the Class A, Class T, and Class B Plans, of which $152, $185,607, and $76,042 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class T, and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $13,287 and $558,381 on sales of Class A and Class T shares of the fund, of which $11,659 and $463,775 was paid to securities dealers, banks, and other financial
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
institutions. FDC also received contingent deferred sales charges of $56,783 on Class B share redemptions from the fund. When Class B shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .60% (annualized), .22%, .20%, and .17% of the average net assets of Class A, Class T, Class B, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.25%, 1.35%, 2.00%, and 1.10% of average net assets for Class A, Class T, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $11,960 and $14,003 for Class A and Institutional Class, respectively.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $5,047 under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,

                                 1996 A         1995 B         1996 A          1995 B



CLASS A                           50,970         -             $ 576,976       $ -
Shares sold

Reinvestment of distributions     1,518          -              17,135          -

Shares redeemed                   (297)          -              (3,402)         -

Net increase (decrease)           52,191         -             $ 590,709       $ -

CLASS T                           5,716,371      4,244,040     $ 63,555,043    $ 45,511,133
Shares sold

Reinvestment of distributions     576,193        252,211        6,422,573       2,745,208

Shares redeemed                   (2,244,243)    (791,295)      (24,923,904)    (8,398,421)

Net increase (decrease)           4,048,321      3,704,956     $ 45,053,712    $ 39,857,920

CLASS B                           1,224,871      1,562,341     $ 13,679,656    $ 16,458,839
Shares sold

Reinvestment of distributions     224,151        147,710        2,516,519       1,605,499

Shares redeemed                   (548,526)      (235,345)      (6,111,458)     (2,445,410)

Net increase (decrease)           900,496        1,474,706     $ 10,084,717    $ 15,618,928

INSTITUTIONAL CLASS               525,446        9,183         $ 5,792,940     $ 100,000
Shares sold

Reinvestment of distributions     31,439         557            353,974         6,125

Shares redeemed                   (26,121)       -              (294,682)       -

Net increase (decrease)           530,764        9,740         $ 5,852,232     $ 106,125


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Stategic Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Income Fund, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Institutional Class 2/10/97 2/7/97 $.06

A total of 8.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund notified shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)



(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

STRATEGIC INCOME
FUND - CLASS A, CLASS T (FORMERLY
CLASS A), AND CLASS B
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The managers' review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       19   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              20   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     39   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    46   Notes to the financial statements.

REPORT OF INDEPENDENT    53   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            54


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain Class A expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996               PAST 1    LIFE OF
                                              YEAR      FUND

Advisor Strategic Income - Class A            12.81%    37.89%

Advisor Strategic Income - Class A            8.01%     32.03%
 (incl. max. 4.25% sales charge)

Merrill Lynch High Yield Master Index         11.06%    33.67%

Fidelity Strategic Income Composite           11.94%    n/a
Benchmark

Multi-Sector Income Funds Average             11.74%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class A's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of 51 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996               PAST 1    LIFE OF
                                              YEAR      FUND

Advisor Strategic Income - Class A            12.81%    15.93%

Advisor Strategic Income - Class A            8.01%     13.64%
 (incl. max. 4.25% sales charge)

Merrill Lynch High Yield Master Index         11.06%    14.29%

Fidelity Strategic Income Composite           11.94%    n/a
Benchmark

Multi-Sector Income Funds Average             11.74%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.(Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960731 19960814 160549 S00000000000001
             FA Strat Inc CL A           ML High Yield Master        FI
Strategic Comp Index
             00260                       ML002                       F0086
  1994/10/31       9575.00                    10000.00
10000.00
  1994/11/30       9623.02                     9914.94
9921.26
  1994/12/31       9591.70                    10025.22
9887.56
  1995/01/31       9698.71                    10166.88
9962.57
  1995/02/28       9927.79                    10484.10
10125.61
  1995/03/31      10071.84                    10630.00
10301.07
  1995/04/30      10449.68                    10878.89
10634.09
  1995/05/31      10842.95                    11218.77
11037.19
  1995/06/30      10898.40                    11304.46
11135.32
  1995/07/31      10985.96                    11433.70
11192.91
  1995/08/31      11003.33                    11503.09
11198.60
  1995/09/30      11199.26                    11634.70
11390.44
  1995/10/31      11329.26                    11717.17
11444.44
  1995/11/30      11455.79                    11831.55
11595.55
  1995/12/31      11704.22                    12021.46
11847.24
  1996/01/31      11966.01                    12211.32
12046.81
  1996/02/29      11869.12                    12229.71
11927.06
  1996/03/31      11830.86                    12196.49
11944.14
  1996/04/30      11944.82                    12202.02
12025.48
  1996/05/31      12027.81                    12290.02
12090.46
  1996/06/30      12129.88                    12363.84
12234.53
  1996/07/31      12203.02                    12447.78
12369.42
  1996/08/31      12344.69                    12576.33
12504.03
  1996/09/30      12722.41                    12846.16
12784.11
  1996/10/31      12887.64                    12986.95
12956.74
  1996/11/30      13138.67                    13249.51
13230.23
  1996/12/31      13203.06                    13351.46
13261.40
IMATRL PRASUN   SHR__CHT 19960731 19960814 160556 R00000000000123

$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $13,203 - a 32.03% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,351 - a 33.51% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark, a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe, did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $13,261 - a 32.61% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain. Investing in foreign
markets means assuming
greater risks than investing in
the United States.
(checkmark)

TOTAL RETURN COMPONENTS
                              YEARS ENDED DECEMBER             OCTOBER 31,
                              31,                              1994
                                                               (COMMENCEMEN
                                                               T
                                                               OF OPERATIONS)
                                                               TO
                                                               DECEMBER 31,

                              1996                    1995     1994

Dividend return               7.65%                   8.65%    0.97%

Capital appreciation return    5.16%                  13.37%   -0.80%

Total return                  12.81%                  22.02%   0.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effect of the sales charge.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996   PAST          LIFE OF
                                  MONTH         CLASS

Dividends per share               9.47(cents)   27.97(cents)

Annualized dividend rate          9.76%         7.55%

30-day annualized yield           n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.42 over the past month, and $11.36 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 4.25% sales charge. Yield information will be reported once the class has a longer, more stable operating history. (dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 5, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGE 4 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
ADVISOR STRATEGIC INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain Class T expenses, the life of fund total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996               PAST 1   LIFE OF
                                              YEAR     FUND

Advisor Strategic Income - Class T            12.89%   37.99%

Advisor Strategic Income - Class T            8.93%    33.16%
 (incl. max. 3.50% sales charge)

Merrill Lynch High Yield Master Index         11.06%   33.67%

Fidelity Strategic Income Composite           11.94%   n/a
Benchmark

Multi-Sector Income Funds Average             11.74%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class T's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of 51 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996               PAST 1   LIFE OF
                                              YEAR     FUND

Advisor Strategic Income - Class T            12.89%   15.97%

Advisor Strategic Income - Class T            8.93%    14.09%
 (incl. max. 3.50% sales charge)

Merrill Lynch High Yield Master Index         11.06%   14.29%

Fidelity Strategic Income Composite           11.94%   n/a
Benchmark

Multi-Sector Income Funds Average             11.74%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960731 19960814 160549 S00000000000001
             FA Strat Inc CL T           ML High Yield Master        FI
Strategic Comp Index
             00260                       ML002                       F0086

  1994/10/31       9650.00                    10000.00
10000.00
  1994/11/30       9698.40                     9914.94
9921.26
  1994/12/31       9666.83                    10025.22
9887.56
  1995/01/31       9774.68                    10166.88
9962.57
  1995/02/28      10005.55                    10484.10
10125.61
  1995/03/31      10150.73                    10630.00
10301.07
  1995/04/30      10531.53                    10878.89
10634.09
  1995/05/31      10927.88                    11218.77
11037.19
  1995/06/30      10983.77                    11304.46
11135.32
  1995/07/31      11072.01                    11433.70
11192.91
  1995/08/31      11089.52                    11503.09
11198.60
  1995/09/30      11286.98                    11634.70
11390.44
  1995/10/31      11418.00                    11717.17
11444.44
  1995/11/30      11545.52                    11831.55
11595.55
  1995/12/31      11795.90                    12021.46
11847.24
  1996/01/31      12059.74                    12211.32
12046.81
  1996/02/29      11962.09                    12229.71
11927.06
  1996/03/31      11923.53                    12196.49
11944.14
  1996/04/30      12038.38                    12202.02
12025.48
  1996/05/31      12122.02                    12290.02
12090.46
  1996/06/30      12224.89                    12363.84
12234.53
  1996/07/31      12298.60                    12447.78
12369.42
  1996/08/31      12441.38                    12576.33
12504.03
  1996/09/30      12830.13                    12846.16
12784.11
  1996/10/31      12997.13                    12986.95
12956.74
  1996/11/30      13251.26                    13249.51
13230.23
  1996/12/31      13315.91                    13351.46
13261.40
IMATRL PRASUN   SHR__CHT 19960731 19960814 160556 R00000000000123

$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $13,316 - a 33.16% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,351 - a 33.51% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark, a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe, did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $13,261 - a 32.61% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain. Investing in foreign
markets means assuming
greater risks than investing in
the United States.
(checkmark)

TOTAL RETURN COMPONENTS
                              YEARS ENDED DECEMBER             OCTOBER 31,
                              31,                              1994
                                                               (COMMENCEMEN
                                                               T
                                                               OF OPERATIONS)
                                                               TO
                                                               DECEMBER 31,

                              1996                    1995     1994

Dividend return               7.73%                   8.65%    0.97%

Capital appreciation return    5.16%                  13.37%   -0.80%

Total return                  12.89%                  22.02%   0.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effect of the sales charge.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996   PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               9.45(cents)   42.09(cents)   80.48(cents)

Annualized dividend rate          9.74%         7.43%          7.25%

30-day annualized yield           6.43%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.42 over the past month, $11.23 over the past six months, and $11.10 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.
(dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 9, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGES 7 AND 8 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
ADVISOR STRATEGIC INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. If Fidelity had not reimbursed certain Class B expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                     PAST 1   LIFE OF
                                                    YEAR     FUND

Advisor Strategic Income - Class B                  12.14%   36.00%

Advisor Strategic Income - Class B                  7.14%    33.00%
 (incl. contingent deferred sales charge) 1

Merrill Lynch High Yield Master Index               11.06%   33.67%

Fidelity Strategic Income Composite                 11.94%   n/a
Benchmark

Multi-Sector Income Funds Average                   11.74%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class B's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of 51 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                     PAST 1   LIFE OF
                                                    YEAR     FUND

Advisor Strategic Income - Class B                  12.14%   15.20%

Advisor Strategic Income - Class B                  7.14%    14.02%
 (incl. contingent deferred sales charge) 1

Merrill Lynch High Yield Master Index               11.06%   14.29%

Fidelity Strategic Income Composite                 11.94%   n/a
Benchmark

Multi-Sector Income Funds Average                   11.74%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

1 HAD CLASS B'S CONTINGENT DEFERRED SALES CHARGE SCALE PRIOR TO JANUARY 2, 1997 BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE YEAR AND LIFE OF FUND WOULD HAVE BEEN 8.14% AND 8.14%, AND 33.00% AND 14.05%, RESPECTIVELY.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960731 19960814 160549 S00000000000001
             FA Strat Inc CL B           ML High Yield Master        FI
Strategic Comp Index
             00260                       ML002                       F0086

  1994/10/31      10000.00                    10000.00
10000.00
  1994/11/30      10045.19                     9914.94
9921.26
  1994/12/31       9993.77                    10025.22
9887.56
  1995/01/31      10109.93                    10166.88
9962.57
  1995/02/28      10342.97                    10484.10
10125.61
  1995/03/31      10496.27                    10630.00
10301.07
  1995/04/30      10883.14                    10878.89
10634.09
  1995/05/31      11285.68                    11218.77
11037.19
  1995/06/30      11326.35                    11304.46
11135.32
  1995/07/31      11420.96                    11433.70
11192.91
  1995/08/31      11431.98                    11503.09
11198.60
  1995/09/30      11617.60                    11634.70
11390.44
  1995/10/31      11755.36                    11717.17
11444.44
  1995/11/30      11878.64                    11831.55
11595.55
  1995/12/31      12127.76                    12021.46
11847.24
  1996/01/31      12391.44                    12211.32
12046.81
  1996/02/29      12283.74                    12229.71
11927.06
  1996/03/31      12237.32                    12196.49
11944.14
  1996/04/30      12347.83                    12202.02
12025.48
  1996/05/31      12426.63                    12290.02
12090.46
  1996/06/30      12525.39                    12363.84
12234.53
  1996/07/31      12594.31                    12447.78
12369.42
  1996/08/31      12733.18                    12576.33
12504.03
  1996/09/30      13123.27                    12846.16
12784.11
  1996/10/31      13286.86                    12986.95
12956.74
  1996/11/30      13539.79                    13249.51
13230.23
  1996/12/31      13299.52                    13351.46
13261.40
IMATRL PRASUN   SHR__CHT 19960731 19960814 160556 R00000000000123

$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started, and paid the applicable contingent deferred sales charge upon redemption at the end of the period. As the chart shows, by December 31, 1996, the value of the investment would have grown to $13,300 - an 33.00% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,351 - a 33.51% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark, a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe, did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $13,261 - a 32.61% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain. Investing in foreign
markets means assuming
greater risks than investing in
the United States.
(checkmark)

TOTAL RETURN COMPONENTS
                              YEARS ENDED DECEMBER             OCTOBER 31,
                              31,                              1994
                                                               (COMMENCEMEN
                                                               T
                                                               OF OPERATIONS)
                                                               TO
                                                               DECEMBER 31,

                              1996                    1995     1994

Dividend return               7.00%                   7.78%    0.84%

Capital appreciation return    5.14%                  13.57%   -0.90%

Total return                  12.14%                  21.35%   -0.06%

TOTAL RETURN COMPONENTS dividend includes both returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effect of sales charge.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1996   PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               8.92(cents)   38.54(cents)   73.14(cents)

Annualized dividend rate          9.19%         6.80%          6.58%

30-day annualized yield           6.06%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.43 over the past month, $11.24 over the past six months, and $11.11 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
(dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 13, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGE 12 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
While low inflation and moderate
growth helped provide a positive
backdrop for most bond markets in
1996, performance in overseas bond
markets was mixed. The Salomon
Brothers World Government Bond
Index - a measure of government
bond market performance in
developed nations - returned
7.11% for the 12 months ended
December 31, 1996. In Europe,
focus centered on the continuing
progress toward the European
Monetary Union (EMU). Attractive
opportunities arose as countries
worked to meet the requirements
for joining the EMU. Many
European nations - especially Italy,
Spain and Sweden - boasted
strong returns. However, Germany
and Japan - two of the larger
components of the Salomon
Brothers World Government Bond
Index - experienced currency
problems that hurt returns. When
Japan's trade surplus diminished
during the year, assets flowed out of
the country, with investors seeking
higher-yielding opportunities
elsewhere. In stark contrast to the
developed world, the often-volatile
emerging debt markets enjoyed a
particularly strong year, helped by
inflows of foreign capital, low
interest rates and the
implementation of country-specific
reforms - especially in Latin
America. The J.P. Morgan
Emerging Markets Bond Index - of
which Latin America is a large
component - posted a return of
34.16% during the period. In the
U.S., uncertainty over the direction
of the economy led to mixed bond
market performance. The Lehman
Brothers Aggregate Bond Index
returned 3.63% in 1996.
The following is an interview with John Carlson (top left), lead Portfolio Manager of Fidelity Advisor Strategic Income Fund and manager of the fund's investments in emerging markets, with additional comments from co-managers Kevin Grant (bottom left) on U.S. government securities, Margaret Eagle (top right) on high-yield securities and Jonathan Kelly (bottom right) on foreign developed-market securities.
Q. JOHN, HOW DID THE FUND PERFORM?
J.C. For the 12-month period that ended December 31, 1996, the fund's Class A shares returned 12.81%, while its Class T and Class B shares provided returns of 12.89% and 12.14%, respectively. This compared favorably to the multi-sector income funds average, which returned 11.74% over the same period, according to Lipper Analytical Services. The Merrill Lynch High Yield Master Index had a 12-month return of 11.06% as of December 31.
Q. WHAT WERE SOME OF THE IMPORTANT THEMES IN EMERGING MARKET DEBT OVER THE PAST YEAR?
J.C. There were really three key themes that helped drive asset prices in emerging market debt in the last year. First was the return of economic growth to Latin America, particularly Mexico and Argentina. Our sovereign risk models have found economic growth to be the most important factor in a country's creditworthiness. The second recurring theme was sharply rising crude oil prices which improved the financial position of the oil exporting countries. Of the major oil exporters, Ecuador, Venezuela and Nigeria all outperformed, while only Mexico lagged. The significance of rising oil prices goes beyond the simple revenue windfall: Venezuela and Ecuador are using the cash to help them tackle significant structural economic reforms. The third major theme was the dramatic outperformance of non-restructured loans versus Brady securities.
Q. KEVIN, HOW WOULD YOU CHARACTERIZE THE INVESTING CLIMATE IN THE U.S. OVER THE PAST YEAR?
K.G. The direction of the market shifted quite a bit over the past 12 months. Sentiment in the first half of the period centered around the stronger-than-expected economy, a development reflected in the release of strong employment statistics. The market slacked off some, but as it became apparent that fears of an overheated economy were unwarranted, the markets rallied. In addition, the announcement by the Federal Reserve Board in the fall that it deemed it unnecessary to raise rates was encouraging. In December, however, Fed chairman Alan Greenspan cautioned against the general feeling of euphoria that had enveloped the financial markets and bonds gave back some of their gains. Mortgage-backed securities generated healthy returns during the period, as higher rates meant diminished prepayment risk.
Q. TURNING TO YOU MARGARET, CAN YOU PAINT THE PICTURE FOR THE HIGH-YIELD
MARKET?
M.E. Relative to the overall bond market, 1996 was a good year for the high-yield market. This strong performance can be attributed to two primary factors: strong demand and low default rates. We saw high amounts of new issuance in this sector, but the insatiable demand for these securities kept pace. The sources for this demand included insurance companies, pension funds and mutual funds, to name a few. Investors began to realize that over the longer term, high-yield debt has been an attractive place to be. The reason for low default rates is a bit harder to pinpoint. One thought is that issuers, particularly in the early 1990s, had to come to market with higher-quality issues, so they have not been as vulnerable to business risk as time has progressed. I think the benign economic conditions we've seen have also helped default rates. In terms of what may happen going forward, I think we may see default rates pick up to more average levels of about 3%. I believe the economy will continue to grow at a moderate speed, but I don't believe we'll see the same level of economic strength we saw in the fourth quarter of 1996. Slow growth and low inflation are generally favorable to high-yield bonds.
Q. WHAT WAS THE STORY WITH THE GLOBAL FIXED-INCOME MARKETS, JONATHAN?
J.K. While interest rates rose in the U.S. during the past 12 months, they were generally falling throughout the developed world. The principal drivers behind the declining rates were initially tight monetary policy and sluggish economies in much of the G7 - the seven largest industrialized countries in the world - notably Japan and Germany. This led to appreciating bond prices around the world. However, while U.S. interest rates were rising, the U.S. dollar was also rising against the major international currencies, and this reduced the returns of foreign bonds to dollar-based investors. In Japan, the largest country in the benchmark, the yen was particularly weak against the dollar and the single largest detractor from performance. On the other hand, the high-yielding countries in Europe - Italy, Spain, and Sweden - all delivered excellent returns in U.S. dollars. The fund also benefited from exposure to U.K. and Australian bonds.
Q. TURNING BACK TO YOU, JOHN, DID ANY OTHER SPECIFIC DEVELOPMENTS TAKE PLACE IN THE EMERGING DEBT MARKETS?
J.C. Three events deserve mention. First, Moody's re-rated all Brady bonds
- which had been rated just below the issuing country's Eurobond external debt - up to the level of the sovereign issuer. This took place early in the year. Second, the fund realized excellent performance from its positions in pre-Brady bonds, most notably those of Russia and Panama. The market-friendly election of Boris Yeltsin, the perception that economic reform was progressing and an increased sense of stability combined to make Russian loans attractive. My overweighting - relative to the benchmark - in Panama worked to the fund's benefit as low inflation and a balanced budget, among other factors, made for good performance. The fund also benefited from its exposure to the non-restructured loans of Vietnam and the Ivory Coast. Lastly, both Mexico and the Philippines initiated debt buybacks, which was viewed positively by the market.
Q. WHAT'S YOUR OUTLOOK, JOHN?
J.C. I'm fairly optimistic. At present, the forces which have driven this bull market remain in place; economic growth is picking up across our universe of countries, and most countries enjoy rising levels of liquidity driven by capital inflows and stronger oil prices. The most important issue to monitor is continued progress on economic reform. It is crucial for these countries to keep building on the momentum of the last 18 months. Two examples of this are labor reform in Argentina and the prospects for a currency board in Bulgaria. Also important is international liquidity and the global appetite for risk. Emerging markets could suffer if G7 interest rates went up sharply or in the event of a global recession.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in debt securities;
as a secondary objective,
the fund may also seek
capital appreciation
START DATE: October 31,
1994
SIZE: as of December 31,
1996, more than $143 million
MANAGERS: co-managed since
January 1996: John Carlson,
lead manager and manager
of the fund's investments in
emerging markets, since
January 1996; Kevin Grant,
manager of the fund's U.S.
government investments, since
January 1996; Margaret
Eagle, manager of the fund's
high-yield investments, since
January 1996 and Jonathan
Kelly, manager of the fund's
investments in developed
foreign markets, since January
1996
(checkmark)
JOHN CARLSON ON KEEPING
ABREAST OF THE INTERNATIONAL
SCENE:
"With an emerging market
debt fund that invests all over
the world, it's imperative that
I have a comprehensive
understanding of what's going
on in the many different
countries. As a result, timely
and insightful research is vital.
In addition to Boston-based
Latin sovereign and corporate
credit analysts, we have
analysts in the field in Hong
Kong and London with
specific responsibilities for
Asia and
Europe/Africa/Middle East,
respectively. This research is
supplemented by
experienced traders who
constantly monitor the market
to identify and exploit
opportunities in the local
currency, corporate and
sovereign debt markets."

NOTE TO SHAREHOLDERS:
Curt Hollingsworth became
manager of the fund's U.S.
government investments on
February 3, 1997, after the
period ended. Mr.
Hollingsworth manages
various taxable bond funds.
He joined Fidelity in 1983.
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF DECEMBER 31, 1996
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         6 MONTHS AGO

U.S. Government                           28.4           28.3

Argentinian Republic                      2.3            2.2

Brazilian Federative Republic             2.1            3.1

Time Warner, Inc., Series M,              2.1            0.0
 10 1/4% pay-in-kind

Ecuador Republic                          2.1            1.2

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      9.9            11.0

Finance              5.5            3.2

Utilities            4.6            6.0

Retail & Wholesale   3.6            3.6

Nondurables          3.4            3.3

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1996
             % OF FUND'S    % OF FUND'S
             INVESTMENTS    INVESTMENTS
                            6 MONTHS AGO

Aaa, Aa, A   42.5           41.7

Baa          0.7            1.0

Ba           8.9            6.0

B            27.8           28.7

Caa, Ca, C   3.3            3.0

Nonrated     6.8            10.4

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31,1996 AND JUNE 30, 1996, ACCOUNT FOR 6.8% AND 10.4%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 * AS OF JUNE 30, 1996 **
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 6.1
Row: 1, Col: 4, Value: 21.5
Row: 1, Col: 5, Value: 28.4
Row: 1, Col: 6, Value: 36.5
Corporate bonds 37.6%
U.S. government
and agency
obligations 28.3%
Foreign government
obligations 20.1%
Stocks 5.0%
Other investments 4.9%
Cash equivalents 4.1%
TOTAL FOREIGN
INVESTMENTS 30.7%
Corporate bonds 36.5%
U.S. government
and agency
obligations 28.4%
Foreign government
obligations 21.5%
Stocks 6.1%
Other investments 3.5%
Cash equivalents 4.0%
TOTAL FOREIGN
INVESTMENTS 28.7%
Row: 1, Col: 1, Value: 4.1
Row: 1, Col: 2, Value: 4.9
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 20.1
Row: 1, Col: 5, Value: 28.3
Row: 1, Col: 6, Value: 37.6
*
**
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 36.5%
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
CONVERTIBLE BONDS - 0.5%
ENERGY - 0.5%
OIL & GAS - 0.5%
Kelley Oil & Gas Partners Ltd. 7 7/8%,
12/15/99  B3 $ 750,000 $ 712,486
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)  -  10,000  7,700
TOTAL CONVERTIBLE BONDS   720,186
NONCONVERTIBLE BONDS - 36.0%
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  530,000  588,300
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  1,000,000  1,000,000
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  130,000  145,600
Wyman-Gordon Co. 10 3/4%, 3/15/03  Ba3  490,000  525,525
  2,259,425
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc. 9 1/4%,
12/1/06 (f)  B1  160,000  165,200
TOTAL AEROSPACE & DEFENSE   2,424,625
BASIC INDUSTRIES - 2.4%
CHEMICALS & PLASTICS - 1.1%
Astor Corp. 10 1/2%, 10/15/16 (f)  B3  260,000  266,500
Foamex-JPS Automotive LP/Foamex-JPS Capital
Corp. 0%, 7/1/04 (d)  Caa  280,000  232,400
Freedom Chemical Co. 10 5/8%,
10/15/06 (f)  B3  140,000  147,000
NL Industries, Inc.:
 11 3/4%, 10/15/03  B1  20,000  21,200
 0%, 10/15/05 (d)  B2  50,000  42,625
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Pioneer Americas Acquisition Corp. 1st Mtg.
13 3/8%, 4/1/05  B2 $ 500,000 $ 563,750
Plastic Containers, Inc. 10%, 12/15/06 (f)  B1  50,000  51,500
Plastic Specialties & Technologies, Inc. 11 1/4%,
12/1/03  B3  40,000  42,000
Sterling Chemicals Holdings, Inc. 0%,
8/15/08 (d)  Caa  530,000  308,725
  1,675,700
METALS & MINING - 0.6%
Kaiser Aluminum & Chemical Corp. 12 3/4%,
2/1/03  B2  420,000  448,350
Renco Metals, Inc. 11 1/2%, 7/1/03  B2  360,000  378,000
  826,350
PAPER & FOREST PRODUCTS - 0.7%
Container Corp. of America:
10 3/4%, 5/1/02  B1  20,000  21,600
 gtd. 9 3/4%, 4/1/03  B1  240,000  252,000
 gtd. 11 1/4%, 5/1/04  B1  100,000  108,000
Florida Coast Paper Co. LLC/Florida Coast
Paper Finance Corp., 12 3/4%, 6/1/03  B3  80,000  86,800
Repap New Brunswick, Inc. yankee:
8 7/8%, 7/15/00 (h)  B1  40,000  39,800
 9 7/8%, 7/15/00  B1  40,000  41,500
 10 5/8%, 4/15/05  B3  90,000  94,950
Repap Wisconsin, Inc. 9 7/8%, 5/1/06  Caa  30,000  30,450
Riverwood International 10 7/8%, 4/1/08  Caa  230,000  212,750
SD Warren Co., 12%, 12/15/04  B1  70,000  75,600
Stone Container Corp. 11 7/8%, 8/1/16  B1  40,000  42,400
  1,005,850
TOTAL BASIC INDUSTRIES   3,507,900
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 1.2%
AUTOS, TIRES, & ACCESSORIES - 0.8%
Aetna Industries, Inc. 11 7/8%, 10/1/06  B3 $ 700,000 $ 752,500
Blue Bird Body Co. 10 3/4%, 11/15/06 (f)  B2  50,000  52,250
Delco Remy International, Inc. 10 5/8%,
8/1/06 (f)  B2  100,000  106,000
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  150,000  154,500
  1,065,250
HOME FURNISHINGS - 0.0%
Interlake Corp. 12 1/8%, 3/1/02  B3  30,000  31,050
TEXTILES & APPAREL - 0.4%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  500,000  500,000
Dan River, Inc. 10 1/8%, 12/15/03  B3  40,000  40,400
Pillowtex Corp. 10%, 11/15/06 (f)  B2  70,000  72,975
  613,375
TOTAL DURABLES   1,709,675
ENERGY - 2.3%
ENERGY SERVICES - 0.5%
Empire Gas Corp. 7%, 7/15/04 (e)  Caa  770,000  660,275
OIL & GAS - 1.8%
Chesapeake Energy Corp. 10 1/2%, 6/1/02  Ba3  850,000  922,250
Flores & Rucks, Inc.:
13 1/2%, 12/1/04  B1  100,000  119,500
 9 3/4%, 10/1/06  B3  340,000  360,400
Forcenergy, Inc. 9 1/2%, 11/1/06  B2  60,000  62,550
KCS Energy, Inc. 11%, 1/15/03  B1  300,000  325,500
Mesa Operating Co. 10 5/8%, 7/1/06  B2  420,000  456,750
United Meridian Corp. 10 3/8%, 10/15/05  B2  300,000  327,750
  2,574,700
TOTAL ENERGY   3,234,975
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 4.2%
ASSET-BACKED SECURITIES - 1.1%
Airplanes Pass Through Trust Class D 10 7/8%,
3/15/19   Ba2 $ 1,170,000 $ 1,301,625
Premier Auto Trust 4.90%, 12/15/98  Aaa  64,096  63,785
Sears Credit Account Master Trust II 7%,
1/15/04  Aaa  200,000  203,750
Standard Credit Card Master Trust I 7.65%,
2/15/00  A2  30,000  30,488
  1,599,648
BANKS - 1.6%
Deutsche Bank Finance NV 4 1/8%,
11/15/99 (i)  Aa1 JPY 100,000  934,196
Export-Import Bank of Japan euro 4 3/8%,
10/1/03 (i)  Aaa JPY 130,000  1,266,925
Lloyds Bank PLC 7 3/8%, 3/11/04  Aa3 GBP 75,000  123,529
  2,324,650
CREDIT & OTHER FINANCE - 0.2%
General Electric Capital Corp.:
 6 1/2%, 2/8/99  Aaa SEK 500,000  72,777
 7 3/8%, 2/8/99 (i)  Aaa ITL 140,000  94,117
Homeside, Inc. 11 1/8%, 5/15/03  Ba1  125,000  139,375
  306,269
SAVINGS & LOANS - 1.3%
First Nationwide Escrow Corp. 10 5/8%,
10/1/03 (f)  Ba3  1,480,000  1,598,400
First Nationwide Holdings, Inc. 12 1/4%,
5/15/01  Ba2  100,000  113,500
First Nationwide Parent Holdings Ltd. 12 1/2%,
4/15/03  B2  70,000  77,525
  1,789,425
TOTAL FINANCE   6,019,992
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.6%
DRUGS & PHARMACEUTICALS - 0.0%
Glaxo Wellcome PLC euro 8 3/4%, 12/1/05  A1 GBP 25,000 $ 44,795
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Dade International, Inc. 11 1/8%, 5/1/06  B3  500,000  541,250
IMED Corp. 9 3/4%, 12/1/06 (f)  B3  150,000  152,625
  693,875
MEDICAL FACILITIES MANAGEMENT - 0.1%
Quest Diagnostics, Inc. 10 3/4%, 12/15/06  B2  70,000  73,675
TOTAL HEALTH   812,345
HOLDING COMPANIES - 0.1%
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa  140,000  148,400
Gray Communications Systems, Inc. 10 5/8%,
10/1/06  B3  40,000  42,400
  190,800
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
ELECTRICAL EQUIPMENT - 1.3%
Motors & Gears, Inc. 10 3/4%, 11/15/06 (f)  B3  150,000  154,500
Omnipoint Corp.:
 11 5/8%, 8/15/06  B2  370,000  383,875
 Series A, 11 5/8%, 8/15/06 (f)  B2  1,200,000  1,245,000
  1,783,375
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
International Knife & Saw, Inc. 11 3/8%,
11/15/06 (f)  B3  70,000  72,275
MVE, Inc. 12 1/2%, 2/15/02  B3  120,000  127,200
Specialty Equipment Companies, Inc. 11 3/8%,
12/1/03  B3  500,000  546,250
  745,725
POLLUTION CONTROL - 0.2%
Allied Waste of North America, Inc. 10 1/4%,
12/1/06 (f)  B3  280,000  294,000
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,823,100
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 6.6%
BROADCASTING - 3.9%
American Telecasting, Inc. 0%, 8/15/05 (d)  Caa $ 40,000 $ 14,800
Bell Cablemedia PLC (d):
0%, 7/15/04  B2  180,000  156,600
 yankee 0%, 9/15/05  B2  200,000  162,000
CS Wireless Systems, Inc. 0%, 3/1/06 (d)  Caa  540,000  188,643
Diamond Cable Communications PLC yankee (d):
0%, 9/30/04  B3  980,000  803,600
 0%, 12/15/05  B3  230,000  163,588
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3  250,000  256,250
International Cabletel, Inc. 0%, 2/1/06 (d)  B3  130,000  88,075
Jacor Communications Co. 9 3/4%, 12/15/06  B2  130,000  132,600
NWCG Holdings Corp. 0%, 6/15/99  Caa  190,000  157,700
Peoples Choice TV Corp. unit 0%, 6/1/04 (d)  Caa  1,210,000  508,200
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  1,470,000  1,543,500
Spanish Broadcasting System, Inc. 7 1/2%,
6/15/02  B3  800,000  842,000
TV Filme, Inc. yankee 12 7/8%,
12/15/04 (f)  B2  250,000  250,938
Tevecap SA 12 5/8%, 11/26/04 (f)  B2  200,000  204,500
Videotron Holdings PLC yankee (d):
0%, 7/1/04   B3  60,000  51,900
 0%, 8/15/05  B3  90,000  72,450
  5,597,344
ENTERTAINMENT - 0.8%
AMF Group, Inc., 10 7/8%, 3/15/06  B2  260,000  274,300
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  500,000  520,000
Viacom, Inc. 8%, 7/7/06  B1  400,000  388,000
  1,182,300
LEISURE DURABLES & TOYS - 0.5%
ICON Fitness Corp. 0%, 11/15/06 (f)  -  350,000  183,750
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  500,000  562,500
  746,250
LODGING & GAMING - 0.4%
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  260,000  261,300
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  290,000  313,200
  574,500
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 1.0%
SC International Services, Inc. 13%, 10/1/05  B3 $ 1,190,000 $ 1,344,700
TOTAL MEDIA & LEISURE   9,445,094
NONDURABLES - 3.4%
FOODS - 2.1%
Fresh Del Monte Produce NV 10%, 5/1/03 Caa 260,000 249,600 Gorges/Quik-to-Fix Foods, Inc. 11 1/2%,
12/1/06 (f)  B3  1,300,000  1,347,125
International Home Foods, Inc.
10 3/8%, 11/1/06 (f)  B2  770,000  802,725
Specialty Foods Corp. 10 1/4%, 8/15/01  B3  650,000  607,750
  3,007,200
HOUSEHOLD PRODUCTS - 1.3%
Revlon Consumer Products Corp. 10 1/2%,
2/15/03  B3  100,000  104,875
Revlon Worldwide Corp. secured 0%, 3/15/98  B3  2,060,000  1,784,475
  1,889,350
TOTAL NONDURABLES   4,896,550
RETAIL & WHOLESALE - 3.3%
APPAREL STORES - 0.2%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3  260,000  270,400
GENERAL MERCHANDISE STORES - 0.7%
K mart Corp.:
8.71%, 4/7/97  Ba2  30,000  30,113
 8.70%, 8/1/97  Ba2  250,000  250,625
 9.55%, 6/30/98  Ba2  250,000  252,813
 7.24%, 7/6/99  Ba3  500,000  480,000
  1,013,551
GROCERY STORES - 2.2%
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  Caa  750,000  766,875
 12 5/8%, 6/15/02  Caa  30,000  30,750
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Ralph's Grocery Co.:
10.45%, 6/15/04  B1 $ 40,000 $ 42,100
 11%, 6/15/05  B3  610,000  634,400
Smith's Food & Drug Centers, Inc. 11 1/4%,
5/15/07  B3  1,280,000  1,408,000
Star Markets, Inc. 13%, 11/1/04  B3  320,000  360,800
  3,242,925
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Cole National Group, Inc. 9 7/8%,
12/31/06 (f)  B2  190,000  195,700
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  80,000  84,800
  280,500
TOTAL RETAIL & WHOLESALE   4,807,376
SERVICES - 1.0%
ADVERTISING - 0.1%
Lamar Advertising Co. 9 5/8%, 12/1/06  B1  200,000  206,000
GOVERNMENT SERVICES - 0.3%
Queensland Treasury Corp.:
8%, 8/14/01  Aaa AUD 250,000  206,082
 8%, 5/14/03  Aaa AUD 200,000  164,459
  370,541
PRINTING - 0.5%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  710,000  685,150
SERVICES - 0.1%
Iron Mountain, Inc. 10 1/8%, 10/1/06  B3  20,000  21,100
Outsourcing Solutions, Inc. 11%, 11/1/06 (f)  B3  40,000  41,900
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  60,000  65,700
  128,700
TOTAL SERVICES   1,390,391
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 2.8%
COMMUNICATIONS EQUIPMENT - 0.8%
Echostar Communications Corp. 0%,
6/1/04 (d)  B2 $ 840,000 $ 690,900
Echostar Satellite Broadcasting Corp. 0%,
3/15/04 (d)  Caa  690,000  522,675
  1,213,575
COMPUTER SERVICES & SOFTWARE - 0.7%
Anacomp, Inc. pay-in-kind 13%, 6/4/02  -  816,534  839,805
ICG Holdings, Inc. 0%, 9/15/05 (d)  -  200,000  141,000
  980,805
COMPUTERS & OFFICE EQUIPMENT - 1.1%
Dictaphone Corp. 11 3/4%, 8/1/05  B3  40,000  35,800
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  270,000  287,550
Unisys Corp.:
12%, 4/15/03  B1  950,000  1,016,500
 11 3/4%, 10/15/04  B1  190,000  202,588
  1,542,438
ELECTRONICS - 0.2%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  270,000  292,275
TOTAL TECHNOLOGY   4,029,093
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
US Air, Inc. 9 5/8%, 2/1/01  B3  150,000  149,250
UTILITIES - 4.3%
CELLULAR - 2.4%
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,116,900
Microcell Telecommunications, Inc. 0%,
6/1/06 (d)  B3  630,000  351,225
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  310,000  310,000
Nextel Communications, Inc. (d):
0%, 9/1/03   B3  800,000  624,000
 0%, 8/15/04   B3  290,000  196,838
Pagemart Nationwide, Inc. 0%, 2/1/05 (d)  -  130,000  89,375
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
CELLULAR - CONTINUED
RSL Communications Ltd./RSL Communications
PLC unit 12 1/4%, 11/15/06 (f)  - $ 600,000 $ 606,000
Sprint Spectrum LP/Sprint Spectrum Finance Corp.
11%, 8/15/06  B2  120,000  129,000
  3,423,338
ELECTRIC UTILITY - 0.1%
Eskom 0%, 9/1/02  Baa3 ZAR 1,350,000  122,694
TELEPHONE SERVICES - 1.8%
Brooks Fiber Properties, Inc. 0%,
11/1/06 (d)(f)  -  310,000  197,625
Call-Net Enterprises, Inc. yankee 0%, 12/1/04 (d)  B2  630,000  516,600
GST USA, Inc. 0%, 12/15/05 (d)  -  190,000  116,375
MFS Communications, Inc. 0%, 1/15/06 (d)  B1  70,000  51,100
Nextlink Communications, Inc. 12 1/2%,
4/15/06  -  1,210,000  1,300,750
Teleport Communications Group, Inc.:
 8%, 8/1/05  B1  500,000  341,875
 9 7/8%, 7/1/06  B1  110,000  116,600
  2,640,925
TOTAL UTILITIES   6,186,957
TOTAL NONCONVERTIBLE BONDS   51,628,123
TOTAL CORPORATE BONDS
(Cost $50,638,278)   52,348,309
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 14.3%
U.S. TREASURY OBLIGATIONS - 12.9%
6 1/8%, 3/31/98  Aaa  75,000  75,363
9%, 5/15/98  Aaa  620,000  646,158
8 7/8%, 11/15/98  Aaa  224,000  235,691
8 7/8%, 2/15/99  Aaa  2,530,000  2,676,664
9 1/8%, 5/15/99  Aaa  5,647,000  6,034,328
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
U.S. TREASURY OBLIGATIONS - CONTINUED
8%, 8/15/99  Aaa $ 5,600,000 $ 5,866,000
6 7/8%, 3/31/00  Aaa  2,112,000  2,159,520
7 7/8%, 11/15/04  Aaa  700,000  763,875
  18,457,599
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%
Farm Credit System Financial Assistance Corp.
9 3/8%, 7/21/03  Aaa  98,000  112,792
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C 9 1/4%, 11/15/01  Aaa  53,932  57,728
  Class 2-E 9.40%, 5/15/02  Aaa  227,315  243,775
  Class T-2 9 5/8%, 5/15/02  Ba3  110,000  117,858
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  855,000  867,492
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 3/4%, 4/1/98  Aaa  4,701  4,769
  4 7/8%, 9/15/98  Aaa  40,000  39,292
  7 1/8%, 8/15/99  Aaa  151,000  154,548
  7 3/4%, 11/15/99  Aaa  33,000  34,321
  8 1/2%, 4/1/06  Aaa  200,000  218,400
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  210,000  229,406
  2,080,381
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,752,461)   20,537,980
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 14.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.5%
6%, 12/1/07   Aaa  137,325  134,105
8 1/2%, 3/1/20   Aaa  568,939  596,066
  730,171
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.8%
5 1/2%, 5/1/11   Aaa $ 987,073 $ 929,082
6%, 4/1/01 to 1/1/26   Aaa  4,025,288  3,822,780
6 1/2%, 5/1/08 to 2/1/26   Aaa  2,609,883  2,504,518
7 1/2%, 6/1/26   Aaa  989,236  988,613
  8,244,993
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.8%
6%, 1/15/09 to 5/15/09  Aaa  1,366,937  1,327,479
6 1/2%, 4/15/26 to 5/15/26  Aaa  982,937  937,476
7%,  9/15/25 to 12/15/26  Aaa  1,999,514  1,955,816
7 1/2%, 2/15/22 to 12/15/26  Aaa  4,855,574  4,863,948
8 1/2%, 4/15/26 to 9/15/26  Aaa  1,910,153  1,979,396
11 1/2%, 3/15/10   Aaa  119,656  136,019
  11,200,134
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $20,232,532)   20,175,298
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Meritor Mortgage Security Corp.
Series 1987-1 Class A3, 9.40%, 6/1/99
(Cost $15,134)  Baa3  15,021  15,003
FOREIGN GOVERNMENT OBLIGATIONS (J) - 21.5%
Argentinian Republic:
 BOCON (h):
  3.414%, 4/1/01  BBB- ARS 682,643  595,133
  3.414%, 4/1/07  BB- ARS 955,699  678,380
 Bote 2.218%, 4/3/00 (h)  B1  2,145  1,052
 Brady euro floating rate bond 6 5/8%,
 3/31/05 (bearer) (h)  B1  588,000  511,193
 Brady par euro 5 1/4%, 3/31/23 (e)  B1  2,350,000  1,481,969
Austrian Republic euro 4 1/2%, 9/28/05 (i)  Aaa JPY 70,000  690,341
Belgian Kingdom (i):
8 3/4%, 6/25/02  AAA BEF 12,000  446,028
 5.10%, 11/21/04 (h)  AAA BEF 8,000  266,402
 7 1/2%, 7/29/08  AAA BEF 3,000  104,589
Brazilian Federative Republic Brady:
 capitalization bond 8%, 4/15/14  B1  1,404,245  1,035,631
 6.8125%, 4/15/24 (e)  B1  560,000  431,200
 exit bond euro 6%, 9/15/13  B1  1,250,000  896,875
 FLIRB 4 1/2%, 4/15/09 (bearer) (e)  B1  1,000,000  715,000
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
Canadian Government:
8 1/2%, 4/1/02  Aa1 CAD 200,000 $ 164,890
 7 1/2%, 12/1/03  Aa1 CAD 1,050,000  829,292
Danish Kingdom:
9%, 11/15/98  Aaa DKK 200,000  36,895
 Bullet:
  9%, 11/15/00  Aaa DKK 400,000  77,279
  8%, 5/15/03  Aaa DKK 2,200,000  414,135
Dutch Government:
8 3/4%, 5/1/00  AAA NLG 300,000  197,605
 5 3/4%, 1/15/04  AAA NLG 1,100,000  650,211
 7%, 6/15/05  AAA NLG 260,000  163,976
Ecuador Republic Brady:
 interest equalization bond
 euro 6 1/2%, 12/21/04 (bearer) (h)  -  450,000  391,500
 par euro 3 1/4%, 2/28/25 (e)  -  2,100,000  969,938
 past due interest euro 6 1/2%,
 2/28/15 (bearer) (h)  -  2,595,892  1,589,984
French Government:
OAT 9 1/2%, 1/25/01  Aaa FRF 5,500,000  1,255,356
 8 1/2%, 12/26/12  Aaa FRF 3,600,000  846,867
German Federal Republic:
7 3/4%, 2/21/00  Aaa DEM 125,000  89,539
 8 3/8%, 5/21/01  Aaa DEM 1,500,000  1,113,883
Italian Republic (i):
12%, 1/17/99  Aa3 ITL 900,000  652,589
 10 1/2%, 9/1/05  Aa3 ITL 1,600,000  1,258,710
Kazakhstan Republic 9 1/4%, 12/20/09 (f)  -  250,000  251,875
Mexico Value recovery rights  -  1,690,000  -
Panamanian Republic Brady:
interest reduction bond euro
 3 1/2%, 7/17/14 (h)  BB  950,000  658,469
 past due interest euro 6 3/4%, 7/17/19 (e)  BB  705,000  549,900
Peruvian Republic (f):
past due interest 0%, 8/22/16   -  250,000  147,188
 FLIRB 0%, 10/13/16  -  500,000  273,438
Philippine Government:
15 1/2%, 1/25/03  BBB+ PHP 1,000,000  38,959
 8 3/4%, 10/7/16 (f)  B1  250,000  258,125
Russian Government (g):
 interest notes 0%, 12/31/16 (f)   -  250,000  173,125
 principal loans 0%, 8/12/21  -  625,000  364,844
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
South African Republic 12%, 2/28/05  Baa1 ZAR 1,000,000 $ 174,808
Spanish Kingdom:
11.45%, 8/30/98  AAA ESP 15,000,000  124,721
 10 1/4%, 11/30/98  AAA ESP 5,000,000  41,566
 10.90%, 8/30/03  AAA ESP 75,000,000  712,411
Swedish Kingdom 10 1/4%, 5/5/03  Aa1 SEK 3,200,000  567,714
Treuhandstalt 7 3/8%, 12/2/02  Aaa DEM 2,400,000  1,727,408
United Kingdom, Great Britain & Northern Ireland:
10%, 2/26/01  Aaa GBP 180,000  337,921
 9 3/4%, 8/27/02  Aaa GBP 50,000  94,857
 9%, 10/13/08  Aaa GBP 650,000  1,234,538
United Mexican States Brady discount (h):
 B 6 3/8%, 12/31/19  Ba3  350,000  301,017
 D 6.4531%, 12/31/19  Ba2  750,000  645,000
United Mexican States global bond 11 1/2%,
5/15/26  Ba2  615,000  649,440
Venezuelan Republic:
 Brady:
  debt conversion bond 6 1/2%, 12/18/07 (h)  Ba3  500,000  440,313 discount A 6.4375%, 3/31/20 (h)  Ba3  500,000  415,625
  FLIRB B 6.4375%, 3/31/07 (h)  Ba3  750,000  668,438
  par A euro 6 3/4%, 3/31/20  Ba3  1,750,000  1,336,563
 oil recovery rights  -  12,320  -
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $28,779,703)   30,744,705
SUPRANATIONAL OBLIGATIONS - 2.0%
Asian Development Bank 3 1/8%, 6/29/05 (i)  Aaa JPY 10,000  89,306
European Investment Bank euro 6 3/4%,
5/10/01 (i)  Aaa JPY 35,000  366,149
InterAmerica Development Bank
euro 6%, 10/30/01(i)  Aaa JPY 235,000  2,438,163
TOTAL SUPRANATIONAL OBLIGATIONS
(cost $3,099,381)   2,893,618
COMMON STOCKS - 0.2%
 SHARES VALUE
   (NOTE 1)
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Foamex-JPS Automotive LP/Foamex-JPS Capital Corp.
(warrants) (a)  260 $ 6,240
Sterling Chemicals Holdings, Inc. (warrants) (a)  120  4,200
  10,440
HOLDING COMPANIES - 0.1%
SDW Holdings Corp. (a):
(warrants)   16,500  84,975
 Series B (warrants)   1,300  22,100
  107,075
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(f)  148  -
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I (warrants) (a)(f)  270  9,450
TOTAL MEDIA & LEISURE   9,450
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Exide Electronics Group, Inc. (warrants) (a)(f)  200  6,000
UTILITIES - 0.1%
CELLULAR - 0.1%
Intercel, Inc. (warrants) (a)  3,328  23,296
Microcell Telecommunications, Inc. (a):
(warrants)  2,520  31,500
 (conditional warrants)  2,520  1,575
Pagemart Nationwide, Inc. (non-vtg.) (a)  2,100  14,700
  71,071
TOTAL COMMON STOCKS
(Cost $119,241)   204,036
PREFERRED STOCKS - 5.9%
 SHARES VALUE
   (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.3%
RETAIL & WHOLESALE - 0.3%
GROCERY STORES - 0.3%
Supermarkets General Holdings Corp.
$3.52 pay-in-kind (a)  12,725 $ 343,575
NONCONVERTIBLE PREFERRED STOCKS - 5.6%
FINANCE - 1.3%
SAVINGS & LOANS - 1.3%
Chevy Chase Capital Corp., Series A, $5.1875  20,000  1,035,000
First Nationwide Bank 11 1/2%  1,730  197,869
Greater New York Savings Bank, Series B, 12%  18,787  610,578
  1,843,447
HOLDING COMPANIES - 0.3%
SDW Holdings Corp. 15% (f)  13,000  474,500
MEDIA & LEISURE - 3.3%
BROADCASTING - 2.8%
Cablevision Systems Corp., Series H, $11.75
pay-in-kind  6,585  615,698
PanAmSat Corp. 12 3/4% pay-in-kind  391  478,975
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  2,741  2,973,985
  4,068,658
PUBLISHING - 0.5%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind (a)  2,146  217,283
 Series D, $200  5,400  526,500
  743,783
TOTAL MEDIA & LEISURE   4,812,441
TECHNOLOGY - 0.4%
COMPUTER SERVICES & SOFTWARE - 0.4%
ICG Holdings, Inc. 14 1/4% pay-in-kind  517  571,285
PREFERRED STOCKS - CONTINUED
 SHARES VALUE
   (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.3%
El Paso Electric Co., Series A, 11.40% pay-in-kind  3,469 $ 385,059
TOTAL NONCONVERTIBLE PREFERRED STOCKS   8,086,732
TOTAL PREFERRED STOCKS
(Cost $7,816,977)   8,430,307
PURCHASED BANK DEBT - 0.0%
  PRINCIPAL
  AMOUNT (B)
Socialist Republic of Vietnam loans restructured under
1985 agreement (a) (Cost $25,680)   DEM 50,000  32,112
SOVEREIGN LOAN PARTICIPATIONS - 1.5%
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) final loan:
 - ING Bank N.V.     750,000  595,313
  - Morgan Guaranty Trust Company
   of New York    250,000  198,438
Ivory Coast restructured loan (a):
 - The Chase Manhattan Bank    300,000  97,875
 - Morgan Guaranty Trust Company
  of New York    500,000  163,125
 - Banque Paribas     700,000  228,375
Peruvian Republic loan participation under
1983 agreement (a):
 - Citibank N.A.    100,000  114,000
  - ING Bank N.V.    150,000  171,000
  - Morgan Guaranty Trust Company
   of New York    250,000  285,000
Socialist Republic of Vietnam loan restructured
under 1985 agreement
- ING Bank N.V. (a)   DEM 400,000  256,893
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,486,481)  $ 2,110,019
CASH EQUIVALENTS - 4.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6 3/4%, dated
12/31/96 due 1/2/97  $ 5,743,153 $ 5,741,000
PURCHASED OPTIONS - 0.0%
    EXPIRATION DATE/ UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE
First National Bank of Boston Call Option
on $1,250,000 notional amount Bulgarian Feb. 97/
Republic Brady FLIRB 2 1/4%, 7/28/12   36 5/8 $ 476,563  35,250
The Chase Manhattan Bank Call Option
on $1,250,000 notional amount Bulgarian  Mar. 97/
Republic Brady FLIRB 2 1/4%, 7/28/12   40 7/8  476,563  13,125
TOTAL PURCHASED OPTIONS
(Cost $71,000)   48,375
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $138,777,868)  $ 143,280,762
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
AUD - Australian dollar
BEF - Belgian franc
CAD - Canadian dollar
DEM - German deutsche mark
DKK - Danish krone
ESP - Spanish peseta
FRF - French franc
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
NLG - Dutch guilder
PHP - Philippine peso
SEK - Swedish krona
ZAR - South African rand
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,964,389 or 6.9% of net assets.
7. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. Principal amount in thousands.
10. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 40.6% AAA, AA, A 42.3%
Baa 0.2% BBB  0.7%
Ba 7.6% BB  6.3%
B 27.8% B  30.0%
Caa 3.3% CCC  2.8%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 6.8%. FMR has determined that unrated debt securities that are lower quality account for 6.8% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  71.3%
Germany   2.7
Brazil  2.5
Argentina  2.3
United Kingdom  2.3
Ecuador  2.1
Supranational  2.0
Venezuela  2.0
France  1.5
Italy  1.3
Canada  1.2
Mexico  1.1
Others (individually less than 1%)  7.7
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $138,833,743. Net unrealized appreciation aggregated $4,447,019, of which $6,032,603 related to appreciated investment securities and $1,585,584 related to depreciated investment securities.
The fund hereby designates approximately $369,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS                                                                                        $ 143,280,762
Investment in securities, at value (including repurchase agreements of
$5,741,000) (cost $138,777,868) - See accompanying schedule

Cash                                                                                           570,105

Receivable for investments sold                                                                278,249
 Regular Delivery

 Delayed Delivery                                                                              1,264,219

Dividends receivable                                                                           69,755

Interest receivable                                                                            2,234,908

Other receivables                                                                              2,304

Prepaid expenses                                                                               13,415

 TOTAL ASSETS                                                                                  147,713,717

LIABILITIES                                                                     $ 1,662,671
Payable for investments purchased
 Regular delivery

 Delayed delivery                                                                1,936,256

Distributions payable                                                            489,369

Accrued management fee                                                           68,091

Distribution fees payable                                                        47,909

Other payables and accrued expenses                                              85,899

 TOTAL LIABILITIES                                                                             4,290,195

NET ASSETS                                                                                    $ 143,423,522

Net Assets consist of:                                                                        $ 137,538,381
Paid in capital

Undistributed net investment income                                                            39,713

Accumulated undistributed net realized gain (loss) on investments and                          1,345,817
foreign currency transactions

Net unrealized appreciation (depreciation) on investments and assets                           4,499,611
and liabilities in foreign currencies

NET ASSETS                                                                                    $ 143,423,522

CALCULATION OF MAXIMUM OFFERING PRICE                                                          $11.25
CLASS A:
NET ASSET VALUE and redemption price per share ($587,211 (divided by) 52,191 shares)

Maximum offering price per share (100/95.75 of $11.25)                                         $11.75

CLASS T:                                                                                       $11.25
NET ASSET VALUE and redemption price per share
 ($99,327,105 (divided by) 8,830,996 shares)

Maximum offering price per share (100/96.50 of $11.25)                                         $11.66

CLASS B:                                                                                       $11.26
NET ASSET VALUE and offering price per share
 ($37,402,546 (divided by) 3,321,267 shares) A

INSTITUTIONAL CLASS:                                                                           $11.30
NET ASSET VALUE, offering price and redemption price
 per share ($6,106,660 (divided by) 540,504 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                       $ 425,445
Dividends

Interest                                                                 8,820,172

 TOTAL INCOME                                                            9,245,617

EXPENSES

Management fee                                             $ 641,715

Transfer agent fees                                         604
Class A

 Class T                                                    161,684

 Class B                                                    60,867

 Institutional Class                                        5,321

Distribution fees                                           152
Class A

 Class T                                                    185,607

 Class B                                                    273,748

Accounting fees and expenses                                60,655

Non-interested trustees' compensation                       591

Custodian fees and expenses                                 33,669

Registration fees                                           11,794
Class A

 Class T                                                    29,656

 Class B                                                    16,575

 Institutional Class                                        21,834

Audit                                                       35,434

Legal                                                       1,217

Miscellaneous                                               4,354

 Total expenses before reductions                           1,545,477

 Expense reductions                                         (31,010)     1,514,467

NET INVESTMENT INCOME                                                    7,731,150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      4,370,186

 Foreign currency transactions                              (21,188)     4,348,998

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      1,501,143

 Assets and liabilities in foreign currencies               (3,172)      1,497,971

NET GAIN (LOSS)                                                          5,846,969

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                    $ 13,578,119
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED      YEAR ENDED
                                                                 DECEMBER 31,    DECEMBER 31,
                                                                 1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                       $ 7,731,150     $ 3,238,777
Net investment income

 Net realized gain (loss)                                         4,348,998       2,521,810

 Change in net unrealized appreciation (depreciation)             1,497,971       3,002,460

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM             13,578,119      8,763,047
OPERATIONS

Distributions to shareholders                                     (8,336)         -
From net investment income
 Class A

  Class T                                                         (5,439,021)     (2,143,447)

  Class B                                                         (2,018,483)     (1,275,191)

  Institutional Class                                             (235,161)       (3,950)

 From net realized gain                                           (11,477)        -
 Class A

  Class T                                                         (2,365,241)     (1,060,007)

  Class B                                                         (918,814)       (539,517)

  Institutional Class                                             (126,985)       (2,175)

 TOTAL DISTRIBUTIONS                                              (11,123,518)    (5,024,287)

Share transactions - net increase (decrease)                      61,581,370      55,582,973

  TOTAL INCREASE (DECREASE) IN NET ASSETS                         64,035,971      59,321,733

NET ASSETS

 Beginning of period                                              79,387,551      20,065,818

 End of period (including undistributed net investment income    $ 143,423,522   $ 79,387,551
of $39,713 and $33,845, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      DECEMBER 31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.010

Income from Investment Operations

 Net investment income                                   .267 D

 Net realized and unrealized gain (loss)                 .493

 Total from investment operations                        .760

Less Distributions

 From net investment income                              (.280)

 From net realized gain                                  (.240)

 Total distributions                                     (.520)

Net asset value, end of period                          $ 11.250

TOTAL RETURN B, C                                        6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 587

Ratio of expenses to average net assets                  1.25% A
                                                        , F

Ratio of net investment income to average net assets     7.32% A

Portfolio turnover rate                                  119%

A ANNUALIZED
A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.000   $ 9.920    $ 10.000

Income from Investment Operations

 Net investment income                                   .813 D     .885       .064 D

 Net realized and unrealized gain (loss)                 .542       1.231      (.046)

 Total from investment operations                        1.355      2.116      .018

Less Distributions

 From net investment income                              (.805)     (.806)     (.098)

 From net realized gain                                  (.300)     (.230)     -

 Total distributions                                     (1.105)    (1.036)    (.098)

Net asset value, end of period                          $ 11.250   $ 11.000   $ 9.920

TOTAL RETURN B, C                                        12.89%     22.02%     .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 99,327   $ 52,626   $ 10,687

Ratio of expenses to average net assets                  1.23%      1.35% F    1.35% A,
                                                                               F

Ratio of expenses to average net assets after            1.22%      1.35%      1.35% A
expense reductions                                      G

Ratio of net investment income to average net assets     7.34%      7.28%      5.80% A

Portfolio turnover rate                                  119%       193%       104% A


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.010   $ 9.910    $ 10.000

Income from Investment Operations

 Net investment income                                   .743 D     .820       .072 D

 Net realized and unrealized gain (loss)                 .538       1.237      (.078)

 Total from investment operations                        1.281      2.057      (.006)

Less Distributions

 From net investment income                              (.731)     (.727)     (.084)

 From net realized gain                                  (.300)     (.230)     -

 Total distributions                                     (1.031)    (.957)     (.084)

Net asset value, end of period                          $ 11.260   $ 11.010   $ 9.910

TOTAL RETURN B, C                                        12.14%     21.35%     (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 37,403   $ 26,654   $ 9,379

Ratio of expenses to average net assets                  1.88%      2.10% F    2.10% A,
                                                                               F

Ratio of expenses to average net assets after            1.87%      2.10%      2.10% A
expense reductions                                      G

Ratio of net investment income to average net assets     6.69%      6.53%      5.06% A

Portfolio turnover rate                                  119%       193%       104% A


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED DECEMBER
      31,

      1996                    1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.030   $ 10.890

Income from Investment Operations

 Net investment income                                   .826 D     .456

 Net realized and unrealized gain (loss)                 .548       .340

 Total from investment operations                        1.374      .796

Less Distributions

 From net investment income                              (.804)     (.426)

 From net realized gain                                  (.300)     (.230)

 Total distributions                                     (1.104)    (.656)

Net asset value, end of period                          $ 11.300   $ 11.030

TOTAL RETURN B, C                                        13.04%     7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 6,107    $ 107

Ratio of expenses to average net assets                  1.10% F    1.10% A,
                                                                    F

Ratio of net investment income to average net assets     7.47%      7.53% A

Portfolio turnover rate                                  119%       193%

A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE5 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING
POLICIES.
Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the recognition of gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment or delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset.
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the accompanying Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,142,131 or 1.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $178,045,301 and $122,980,641, respectively, of which U.S. government and government agency obligations aggregated $49,419,737 and $32,995,402, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .59% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), Class B shares (Class B Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class T, and Class B Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .25% and .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), of the average net assets of the Class A, Class T, and Class B shares, respectively. For the period, the fund paid FDC $152, $185,607, and $273,748 under the Class A, Class T, and Class B Plans, of which $152, $185,607, and $76,042 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class T, and Class B shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $13,287 and $558,381 on sales of Class A and Class T shares of the fund, of which $11,659 and $463,775 was paid to securities dealers, banks, and other financial
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
institutions. FDC also received contingent deferred sales charges of $56,783 on Class B share redemptions from the fund. When Class B shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .60% (annualized), .22%, .20%, and .17% of the average net assets of Class A, Class T, Class B, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of 1.25%, 1.35%, 2.00%, and 1.10% of average net assets for Class A, Class T, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $11,960 and $14,003 for Class A and Institutional Class, respectively.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $5,047 under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,

                                 1996 A         1995 B         1996 A          1995 B



CLASS A                           50,970         -             $ 576,976       $ -
Shares sold

Reinvestment of distributions     1,518          -              17,135          -

Shares redeemed                   (297)          -              (3,402)         -

Net increase (decrease)           52,191         -             $ 590,709       $ -

CLASS T                           5,716,371      4,244,040     $ 63,555,043    $ 45,511,133
Shares sold

Reinvestment of distributions     576,193        252,211        6,422,573       2,745,208

Shares redeemed                   (2,244,243)    (791,295)      (24,923,904)    (8,398,421)

Net increase (decrease)           4,048,321      3,704,956     $ 45,053,712    $ 39,857,920

CLASS B                           1,224,871      1,562,341     $ 13,679,656    $ 16,458,839
Shares sold

Reinvestment of distributions     224,151        147,710        2,516,519       1,605,499

Shares redeemed                   (548,526)      (235,345)      (6,111,458)     (2,445,410)

Net increase (decrease)           900,496        1,474,706     $ 10,084,717    $ 15,618,928

INSTITUTIONAL CLASS               525,446        9,183         $ 5,792,940     $ 100,000
Shares sold

Reinvestment of distributions     31,439         557            353,974         6,125

Shares redeemed                   (26,121)       -              (294,682)       -

Net increase (decrease)           530,764        9,740         $ 5,852,232     $ 106,125


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Stategic Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Income Fund, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 Class A 2/10/97 2/7/97 $.06
Class T 2/10/97 2/7/97 $.06
Class B 2/10/97 2/7/97 $.06
A total of 8.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund notified shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA - Class A & Class B
State Street Bank and Trust Company
Boston, MA - Class T
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on stock market
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     18   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    27   Notes to the financial statements.

REPORT OF INDEPENDENT    36   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns between August 20, 1986 (the date Class T shares were first offered) and July 3, 1995 are those of Class T and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996       PAST 1   PAST 5    PAST 10
                                      YEAR     YEARS     YEARS

Advisor Strategic Opportunities -     1.99%    78.38%    209.44%
 Institutional Class

S&P 500(registered trademark)         22.96%   103.09%   314.99%

Capital Appreciation Funds Average    16.31%   88.71%    248.21%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of 189 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996       PAST 1   PAST 5   PAST 10
                                      YEAR     YEARS    YEARS

Advisor Strategic Opportunities -     1.99%    12.27%   11.96%
 Institutional Class

S&P 500                               22.96%   15.22%   15.27%

Capital Appreciation Funds Average    16.31%   13.02%   12.48%

AVERAGE ANNUAL TOTAL RETURNS take the Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970115 134115 S00000000000001
             FA Strategic Opp -CL I      SP Standard & Poor 500
             00694                       SP001
  1986/12/31      10000.00                    10000.00
  1987/01/31      10820.48                    11347.00
  1987/02/28      10931.52                    11795.21
  1987/03/31      11252.31                    12136.09
  1987/04/30      10919.19                    12028.08
  1987/05/31      11024.06                    12132.72
  1987/06/30      11369.52                    12745.42
  1987/07/31      11826.03                    13391.62
  1987/08/31      12060.46                    13891.12
  1987/09/30      11758.17                    13586.91
  1987/10/31       9599.01                    10660.29
  1987/11/30       9161.01                     9781.88
  1987/12/31       9366.62                    10526.28
  1988/01/31      10100.41                    10969.44
  1988/02/29      10431.34                    11480.61
  1988/03/31      10265.87                    11125.86
  1988/04/30      10330.62                    11249.36
  1988/05/31      10510.47                    11347.23
  1988/06/30      11229.87                    11868.07
  1988/07/31      11165.13                    11822.97
  1988/08/31      10819.81                    11420.99
  1988/09/30      11172.32                    11907.52
  1988/10/31      11366.56                    12238.55
  1988/11/30      11438.50                    12063.54
  1988/12/31      11450.54                    12274.65
  1989/01/31      12099.11                    13173.16
  1989/02/28      12046.92                    12845.14
  1989/03/31      12300.39                    13144.44
  1989/04/30      12770.04                    13826.63
  1989/05/31      13358.96                    14386.61
  1989/06/30      13463.33                    14304.61
  1989/07/31      14387.72                    15596.31
  1989/08/31      14574.09                    15902.00
  1989/09/30      14574.09                    15836.80
  1989/10/31      14335.54                    15469.39
  1989/11/30      14723.19                    15784.96
  1989/12/31      15183.17                    16163.80
  1990/01/31      14179.14                    15079.21
  1990/02/28      14255.78                    15273.73
  1990/03/31      14255.78                    15678.49
  1990/04/30      13673.29                    15286.53
  1990/05/31      14117.82                    16776.96
  1990/06/30      14255.78                    16662.88
  1990/07/31      14294.10                    16609.56
  1990/08/31      13290.07                    15108.05
  1990/09/30      13190.43                    14372.29
  1990/10/31      13182.76                    14310.49
  1990/11/30      13765.26                    15234.95
  1990/12/31      14094.50                    15660.00
  1991/01/31      14549.94                    16342.78
  1991/02/28      15420.85                    17511.29
  1991/03/31      15908.25                    17935.06
  1991/04/30      16123.98                    17978.11
  1991/05/31      16699.27                    18754.76
  1991/06/30      16171.92                    17895.79
  1991/07/31      16659.32                    18729.74
  1991/08/31      17018.87                    19173.63
  1991/09/30      17082.79                    18853.43
  1991/10/31      16739.22                    19106.07
  1991/11/30      16331.72                    18336.09
  1991/12/31      17347.41                    20433.74
  1992/01/31      17375.55                    20053.67
  1992/02/29      17713.31                    20314.37
  1992/03/31      17262.97                    19918.24
  1992/04/30      17591.34                    20503.84
  1992/05/31      18163.65                    20604.31
  1992/06/30      18163.65                    20297.30
  1992/07/31      18726.57                    21127.46
  1992/08/31      18398.20                    20694.35
  1992/09/30      18323.14                    20938.54
  1992/10/31      18473.25                    21011.83
  1992/11/30      19261.34                    21728.33
  1992/12/31      19580.46                    21995.59
  1993/01/31      19950.48                    22180.35
  1993/02/28      20515.79                    22482.00
  1993/03/31      21153.06                    22956.37
  1993/04/30      20731.64                    22400.83
  1993/05/31      21214.73                    23001.17
  1993/06/30      21389.46                    23067.88
  1993/07/31      21841.72                    22975.60
  1993/08/31      23208.75                    23846.38
  1993/09/30      23147.08                    23662.76
  1993/10/31      23876.85                    24152.58
  1993/11/30      22869.56                    23923.13
  1993/12/31      23581.95                    24212.60
  1994/01/31      23786.03                    25035.83
  1994/02/28      22935.71                    24357.36
  1994/03/31      22051.39                    23295.38
  1994/04/30      22232.79                    23593.56
  1994/05/31      22278.14                    23980.49
  1994/06/30      22278.14                    23392.97
  1994/07/31      22811.00                    24160.26
  1994/08/31      22947.05                    25150.83
  1994/09/30      22629.60                    24534.64
  1994/10/31      22391.52                    25086.67
  1994/11/30      21699.93                    24173.01
  1994/12/31      21891.19                    24531.50
  1995/01/31      22862.83                    25167.60
  1995/02/28      23448.16                    26148.38
  1995/03/31      23670.58                    26920.02
  1995/04/30      24185.67                    27712.81
  1995/05/31      24817.82                    28820.49
  1995/06/30      26117.24                    29489.99
  1995/07/31      27018.65                    30467.88
  1995/08/31      27802.98                    30544.36
  1995/09/30      28774.62                    31833.33
  1995/10/31      28669.27                    31719.68
  1995/11/30      29453.60                    33112.18
  1995/12/31      30340.99                    33749.92
  1996/01/31      30365.46                    34898.76
  1996/02/29      29771.80                    35222.28
  1996/03/31      28776.51                    35561.47
  1996/04/30      29547.86                    36085.64
  1996/05/31      30418.75                    37016.29
  1996/06/30      30393.86                    37157.32
  1996/07/31      28316.18                    35515.71
  1996/08/31      29411.01                    36264.74
  1996/09/30      30431.19                    38305.72
  1996/10/31      29896.22                    39362.19
  1996/11/30      30966.16                    42337.58
  1996/12/31      30944.32                    41498.87
IMATRL PRASUN   SHR__CHT 19961231 19970115 134122 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Institutional Class on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $30,944 - a 209.44% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,499 - a 314.99% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended December 31,
1996. The Standard & Poor's 500
Index returned 22.96% during the
period - well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller
cap stocks in an environment
where it was sometimes difficult to
discern the health of the economy.
While short-term confusion over
the direction of interest rates
created a volatile backdrop in the
summer months, stocks rallied
again when the Federal Reserve
Board left short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. Stock markets ended
the year on an up note after
experiencing some volatility
sparked by comments by Fed
Chairman Alan Greenspan in
December about the market's
exuberance.
An interview with Harris Leviton, Portfolio Manager of Fidelity Strategic Opportunities Fund
Q. HOW DID THE FUND DO IN 1996, HARRIS?
A. For the 12 months that ended December 31, 1996, Institutional Class had a total return of 1.99%. During the same period, the capital appreciation funds average posted a return of 16.31%, according to Lipper Analytical Services.
Q. WHAT LED TO THE FUND'S UNDERPERFORMANCE?
A. Before I took over the fund in March, it posted a significant negative return at a time when, by contrast, overall stock market performance was quite strong. During that period, the investments that helped the fund post strong returns in 1995 - bonds and Baby Bells, or regional Bell operating companies - detracted from the fund's performance. Rising interest rates at that time hurt both types of investments. During the rest of 1996, I continued the fund's focus on stocks of companies involved in special situations. However, I also started to look for those securities I felt were selling inexpensively. As a result, the fund emphasized more small- and mid-capitalization stocks. Unfortunately, during the second half of the year, the market favored a narrow range of stocks, mainly those of large companies that make up an index such as the Standard & Poor's 500. I didn't invest in those kinds of stocks because I found them to be too expensive given the companies' business prospects. I found many small- and mid-cap stocks to have much more compelling stories given their valuations and projected growth rates, and have faith that this stock picking method will work over time.
A. Before I took over the fund in March, the investments that helped the fund post strong returns in 1995 - bonds and Baby Bells, or regional Bell operating companies - detracted from its performance. Rising interest rates at that time hurt both types of investments. During the remainder of 1996, I continued to focus on stocks of companies involved in special situations. However, I also started to look for those securities I felt were selling inexpensively. As a result , the fund emphasized more small- and mid-capitalization stocks. Unfortunately, during the second half of the year the market favored a narrow range of stocks, mainly those of large companies that make up such indexes as the Standard & Poor's 500. I didn't invest in those kinds of stocks because I found them to be too expensive given the companies' business prospects. I found many small- and mid-cap stocks to have much more compelling stories given their valuations and projected growth rates, and have faith that this stock picking method will work over time.
A. Before I took over the fund in March, the investments that helped the fund post strong returns in 1995 - bonds and Baby Bells, or regional Bell operating companies - detracted from its performance. Rising interest rates at that time hurt both types of investments. During the remainder of 1996, I continued to focus on stocks of companies involved in special situations. However, I also started to look for those securities I felt were selling inexpensively. As a result, the fund emphasized more small- and mid-capitalization stocks. Unfortunately, during the second half of the year the market favored a narrow range of stocks, mainly those of large companies that make up such indexes as the Standard & Poor's 500. I didn't invest in those kinds of stocks because I found them to be too expensive given the companies' business prospects. I found many small- and mid-cap stocks to have much more compelling stories given their valuations and projected growth rates, and have faith that this stock picking method will work over time.
Q. YOU'VE DOUBLED THE FUND'S INVESTMENTS IN TECHNOLOGY FROM 5.9% SIX MONTHS AGO TO 11.8% AT THE END OF THE PERIOD. WHAT MADE THIS SECTOR ATTRACTIVE?
A. In 1995, the technology sector soared to peak levels and was one of the strongest performing sectors in the market. As a result of that euphoria, many technology stocks became overvalued. They then declined through 1996 until they reached a point where I felt they were generally undervalued, so I started to add some positions in the sector. Over the past two or three months, investors overcame fears that business prospects in the sector were fading, so valuations have rebounded to higher levels again. As a result, I've actually pared back the fund's technology stake over the past few months.
Q. WAS THERE A PARTICULAR TYPE OF TECHNOLOGY OR TECHNOLOGY-RELATED STOCK THAT APPEALED TO YOU?
A. I've been very interested in the strategic opportunity offered by companies involved in entertainment software, where there have been two positive developments. First, a new video game product cycle based on a higher-quality visual presentation is in its early stages. Manufacturers have created formats that use more "bits" to improve the resolution of the images on the screen. Up to now, investors have focused on the inevitable decline of the 16-bit video game cycle. Over the past 12 to 18 months, sales of games in this format have dropped off dramatically. At the same time, sales of the next generation 32- and 64-bit systems have really taken off. However, many of the companies are still reporting poor results that sprang from the decline of the 16-bit systems. I believe some time in the next six to 12 months video cartridge sales may spike upward as people start to buy software in the new format. Nintendo and WMS Industries - classified as media and leisure stocks - along with Eidos and Midway Games are among the fund's investments in the entertainment software area. The second factor driving entertainment software is that personal computers are used increasingly as game machines. With semiconductor price declines and rapidly changing technology, PCs have become a lot more powerful and functional. And, with the market for PC-based gaming expanding, companies such as Spectrum Holobyte, Maxis and Broderbund Software appeared to be well-positioned for improvements in earnings.
Q. WHAT'S YOUR OUTLOOK AS WE ENTER 1997?
A. Common sense dictates that the market will slow down at some point. While we've seen double-digit percentage increases in the prices of many stocks, historic measures of a stock's value such as earnings, cash flow and book value haven't kept pace overall. Stock market prices usually reflect these measures of value much more efficiently. As a result, it seems to me there has to be some sort of reconciliation or consolidation, where stock prices fall to become more in line with those measures of value. At the same time, I wouldn't be surprised to see some of the more neglected parts of the market, such as undervalued small- and mid-caps with strong cash flows, play catch up and outperform other areas.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "Special
Situation"
START DATE: December 31,
1983
SIZE: as of
December 31, 1996, more
than $722 million
MANAGER: Harris Leviton,
since March 1996; joined
Fidelity in 1986
(checkmark)
HARRIS LEVITON ON
OPPORTUNITIES IN THE INITIAL
PUBLIC OFFERING (IPO) MARKET:
"In the bull market we've
seen over the past few years,
the large number of IPOs has
made it more difficult to find
quality companies. I see a lot
of what I call `me too'
companies going public. That
is, one company is successful
as the first to go public in its
industry because of scarcity
or value, and then the next
thing you know, many of its
competitors go public. That
kind of dilution makes it
harder for companies in the
industry to raise capital, and
has made me more skeptical
toward companies newly
arrived in the IPO market.
"However, I'm finding many
opportunities in stocks of
small companies that went
public two or three years ago,
because they're not receiving
much coverage by analysts. A
company that goes public
gets at least a little bit of
coverage because its
underwriters write a report on
the company. But many of
these small- and mid-cap
stocks two or three years out
have few people calling or
covering them. On the other
hand, I have spent time
researching opportunities
among these companies and
have been able to find several
undervalued stocks with
attractive growth prospects.
This is just one way to play a
market that has been flooded
with a number of initial public
offerings."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1996
                                     % OF FUND'S    % OF FUND'S INVESTMENTS
                                     INVESTMENTS    IN THESE STOCKS
                                                    6 MONTHS AGO

American Bankers Insurance Group,    5.4            4.3
Inc.

Whole Foods Market, Inc.             4.7            4.8

Nintendo Co. Ltd. Ord.               4.3            4.3

Allstate Corp.                       2.9            2.5

Intel Corp.                          2.4            0.0

AFC Cable Systems, Inc.              2.3            1.5

Sepracor, Inc.                       2.3            1.5

Libbey, Inc.                         2.1            2.1

Spectrum Holobyte, Inc.              1.9            1.3

Alumax, Inc.                         1.8            1.6

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Media & Leisure      15.7           16.6

Finance              11.9           13.3

Technology           11.8           5.9

Retail & Wholesale   8.2            7.5

Health               7.7            6.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 * AS OF JUNE 30, 1996 **
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 1.4
Row: 1, Col: 3, Value: 43.2
Row: 1, Col: 4, Value: 50.0
Row: 1, Col: 1, Value: 2.1
Row: 1, Col: 2, Value: 1.6
Row: 1, Col: 3, Value: 46.3
Row: 1, Col: 4, Value: 50.0
Stocks 93.2%
Bonds 1.4%
Short-term
investments 5.4%
FOREIGN
INVESTMENTS 10.1%
Stocks 96.3%
Bonds 1.6%
Short-term
investments 2.1%
FOREIGN
INVESTMENTS 11.8%
*
**
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.1%
Boeing Co.   9,100 $ 968,003
DEFENSE ELECTRONICS - 0.3%
Herley Industries, Inc. (a)(c)  200,000  2,050,000
TOTAL AEROSPACE & DEFENSE   3,018,003
BASIC INDUSTRIES - 7.2%
IRON & STEEL - 0.4%
Cold Metal Products, Inc. (a)  179,900  1,101,888
Steel Dynamics, Inc. (a)  86,000  1,644,750
  2,746,638
METALS & MINING - 6.2%
AFC Cable Systems, Inc. (a)(c)  695,300  16,600,288
Alumax, Inc. (a)  400,000  13,350,000
Cable Design Technology Corp. (a)  281,400  8,758,575
Inco Ltd.   200,000  6,382,901
  45,091,764
PAPER & FOREST PRODUCTS - 0.6%
Mercer International, Inc. (SBI)  407,900  4,180,975
TOTAL BASIC INDUSTRIES   52,019,377
CONGLOMERATES - 0.2%
Tomkins PLC Ord.   308,333  1,426,071
CONSTRUCTION & REAL ESTATE - 3.8%
CONSTRUCTION - 2.6%
Beazer Homes USA, Inc. (a)  152,200  2,815,700
Lennar Corp.   459,200  12,513,200
Pulte Corp.   129,300  3,975,975
  19,304,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Arden Realty Group, Inc.   5,000 $ 138,750
Jameson Co.   250,000  3,312,500
Liberty Property Trust (SBI)   113,000  2,909,750
Sovran Self Storage, Inc.   72,000  2,250,000
  8,611,000
TOTAL CONSTRUCTION & REAL ESTATE   27,915,875
DURABLES - 7.3%
AUTOS, TIRES, & ACCESSORIES - 1.4%
Chrysler Corp.   45,400  1,498,200
Cummins Engine Co., Inc.   124,000  5,704,000
Modine Manufacturing Co.   56,800  1,519,400
Scania AB:
Class A  12,000  297,825
 Class B  12,000  298,701
Walbro Corp.   55,000  1,003,750
  10,321,876
CONSUMER DURABLES - 2.1%
Libbey, Inc.   541,700  15,099,888
CONSUMER ELECTRONICS - 1.1%
Fossil, Inc. (a)  140,600  1,898,100
Movado Group, Inc. (c)  220,000  5,995,000
Tag-Heuer International SA sponsored ADR (a)  11,000  177,375
  8,070,475
HOME FURNISHINGS - 1.2%
Maxim Group, Inc. (a)  480,000  8,400,000
TEXTILES & APPAREL - 1.5%
Deckers Outdoor Corp. (a)(c)  595,500  4,094,063
Galey & Lord, Inc. (a)  135,800  2,020,025
Maxwell Shoe Co., Inc. Class A (a)(c)  758,800  5,027,050
  11,141,138
TOTAL DURABLES   53,033,377
ENERGY - 4.5%
ENERGY SERVICES - 0.8%
Baker Hughes, Inc.   157,300  5,426,850
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 3.7%
Atlantic Richfield Co.   100,000 $ 13,250,000
Occidental Petroleum Corp.   318,000  7,433,250
Royal Dutch Petroleum Co. ADR  36,100  6,164,075
Tosco Corp.   2,300  181,988
  27,029,313
TOTAL ENERGY   32,456,163
FINANCE - 11.9%
INSURANCE - 11.9%
Allmerica Financial Corp.   8,000  268,000
Allstate Corp.   370,200  21,425,325
American Bankers Insurance Group, Inc.   762,300  38,972,588
Old Republic International Corp.   486,500  13,013,875
Penncorp. Financial Group, Inc.   301,600  10,857,600
Riscorp, Inc. (a)  92,600  335,675
Terra Nova Holdings Ltd.   35,000  752,500
US Facilities Corp.   52,700  1,034,238
  86,659,801
HEALTH - 6.6%
DRUGS & PHARMACEUTICALS - 2.5%
Myriad Genetics (a)  75,000  1,893,750
Sepracor, Inc. (a)  984,700  16,370,638
  18,264,388
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Cygnus, Inc. (a)  179,800  2,607,100
Heartport, Inc. (a)  111,100  2,541,413
Hemasure, Inc. (a)  359,000  2,243,750
I-Stat Corp. (a)  507,700  12,057,875
McKesson Corp.   121,500  6,804,000
Physiometrix, Inc. (a)  165,000  577,500
  26,831,638
MEDICAL FACILITIES MANAGEMENT - 0.4%
ARV Assisted Living, Inc. (a)  148,800  1,729,800
Emeritus Corp. (a)  76,800  1,036,800
  2,766,600
TOTAL HEALTH   47,862,626
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 0.0%
Ortel Corp. (a)  7,400 $ 177,600
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
Columbus McKinnon Corp.   247,600  3,868,750
Gardner Denver Machinery, Inc. (a)  12,300  421,275
Regal-Beloit Corp.   134,400  2,637,600
Sulzer Gebrueder PC  10,500  5,604,174
T B Wood's Corp.   164,000  1,763,000
Tokheim Corp. (a)  80,500  654,063
TRINOVA Corp.   44,700  1,625,963
  16,574,825
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   16,752,425
MEDIA & LEISURE - 15.5%
BROADCASTING - 2.2%
American Telecasting, Inc. (a)  510,000  2,932,500
Ascent Entertainment Group, Inc. (a)  64,500  1,040,063
CAI Wireless Systems, Inc. (a)  1,125,615  1,125,615
Heartland Wireless Communications, Inc. (a)   371,667  4,878,129
People's Choice TV Corp. (a)(c)  679,675  4,163,009
Starsight Telecast, Inc. (a)  30,800  288,750
Wireless One, Inc. (a)  227,600  1,507,850
  15,935,916
ENTERTAINMENT - 3.9%
Alliance Communications Corp. Class B (non-vtg.) (a)  1,500  13,240
Film Roman, Inc. (a)  155,000  1,181,875
Harveys Casino Resorts (c)  745,500  12,580,313
MGM Grand, Inc. (a)  169,200  5,900,850
Silicon Gaming, Inc. (a)  10,000  161,250
Viacom, Inc. Class B (non-vtg.) (a)  245,000  8,544,375
  28,381,903
LEISURE DURABLES & TOYS - 4.9%
Hasbro, Inc.   97,600  3,794,200
Just Toys, Inc. (a)(c)  253,900  333,244
Nintendo Co. Ltd. Ord.   438,900  31,379,741
  35,507,185
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 3.3%
Circus Circus Enterprises, Inc. (a)   364,300 $ 12,522,813
Mirage Resorts, Inc. (a)  180,000  3,892,500
Station Casinos, Inc. (a)  115,000  1,164,375
WMS Industries, Inc. (a)  325,900  6,518,000
  24,097,688
PUBLISHING - 0.2%
Hollinger International, Inc. Class A  145,500  1,673,250
RESTAURANTS - 1.0%
Morton's Restaurant Group, Inc. (a)(c)  414,800  6,999,750
TOTAL MEDIA & LEISURE   112,595,692
NONDURABLES - 4.1%
AGRICULTURE - 1.2%
Saskatchewan Wheat Pool:
Class B (non-vtg.) (a)  478,300  6,699,026
 Class B (a)(b)  158,000  2,212,934
  8,911,960
FOODS - 0.9%
Earthgrains Co.   118,000  6,165,500
HOUSEHOLD PRODUCTS - 0.8%
Church & Dwight Co., Inc.   251,800  5,759,925
TOBACCO - 1.2%
Philip Morris Companies, Inc.   80,000  9,010,000
TOTAL NONDURABLES   29,847,385
PRECIOUS METALS - 1.8%
Bre-X Minerals Ltd. (a)  200,000  3,165,919
Getchell Gold Corp. (a)  32,200  1,235,675
Newmont Mining Corp.   200,000  8,950,000
  13,351,594
RETAIL & WHOLESALE - 8.2%
APPAREL STORES - 0.5%
Baby Superstore, Inc. (a)  29,600  710,400
Charming Shoppes, Inc. (a)  211,400  1,070,213
Footstar, Inc. (a)  63,722  1,585,085
  3,365,698
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 1.2%
CVS Corp.   219,600 $ 9,085,950
GENERAL MERCHANDISE STORES - 1.0%
Freds, Inc. Class A (c)  590,300  5,091,338
Wal-Mart Stores, Inc.   81,100  1,855,163
  6,946,501
GROCERY STORES - 4.7%
Whole Foods Market, Inc. (a)(c)  1,530,300  34,431,750
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Staples, Inc. (a)  113,000  2,041,063
Toys "R" Us, Inc. (a)  121,600  3,648,000
  5,689,063
TOTAL RETAIL & WHOLESALE   59,518,962
SERVICES - 0.8%
Regis Corp.   372,700  6,056,375
TECHNOLOGY - 11.5%
COMPUTER SERVICES & SOFTWARE - 7.7%
BancTec, Inc. (a)  270,000  5,568,750
Broadway & Seymour, Inc. (a)  174,400  1,831,200
Broderbund Software, Inc. (a)  140,000  4,165,000
CACI International, Inc. Class A (a)  116,100  2,438,100
CompUSA, Inc. (a)  257,200  5,304,750
Eidos PLC sponsored ADR (a)  400,000  4,800,000
GT Interactive Software, Inc. (a)  80,000  570,000
Maxis, Inc. (a)   260,900  3,196,025
Midway Games, Inc. (a)  167,100  3,383,775
Restrac, Inc. (a)  90,000  438,750
Spectrum Holobyte, Inc. (a)(c)  1,860,000  13,950,000
Sybase, Inc. (a)  281,700  4,700,869
USCS International, Inc. (a)  235,200  3,969,000
Viewlogic Systems, Inc. (a)  198,300  2,255,663
  56,571,882
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Ingram Micro, Inc. Class A (a)  2,000  46,000
International Business Machines Corp.   60,000  9,060,000
Performance Technologies, Inc. (a)   110,000  1,062,188
  10,168,188
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 2.4%
Intel Corp.   130,900 $ 17,139,719
TOTAL TECHNOLOGY   83,879,789
TRANSPORTATION - 5.5%
AIR TRANSPORTATION - 1.8%
AMR Corp. (a)  68,100  6,001,313
Reno Air, Inc. (a)(c)  934,800  6,835,725
  12,837,038
TRUCKING & FREIGHT - 3.7%
Airborne Freight Corp.   243,600  5,694,150
Consolidated Freightways Corp. (a)  172,650  1,532,269
Consolidated Freightways, Inc.   345,300  7,682,925
Hunt (J.B.) Transport Services, Inc.   435,600  6,098,400
M.S. Carriers, Inc. (a)  110,300  1,764,800
USFreightways Corp.   150,000  4,115,625
  26,888,169
TOTAL TRANSPORTATION   39,725,207
UTILITIES - 1.4%
NYNEX Corp.   213,600  10,279,500
TOTAL COMMON STOCKS
(Cost $641,589,688)   676,398,222
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (b)  4,000  205,500
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945
depositary share representing 1/10 pfd.  114,080  969,680
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,426,360)   1,175,180
CONVERTIBLE BONDS - 1.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
HEALTH - 1.1%
MEDICAL FACILITIES MANAGEMENT - 1.1%
ARV Assisted Living, Inc.
6 3/4%, 4/1/06 (b)  - $ 5,000,000 $ 4,250,000
Emeritus Corp. 6 1/4%, 1/1/06 (b)  -  5,000,000  4,050,000
  8,300,000
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
Richardson Electronics, Ltd.
7 1/4%, 12/15/06   B3  2,382,000  2,048,520
TOTAL CONVERTIBLE BONDS
(Cost $12,485,430)   10,348,520
CASH EQUIVALENTS - 5.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6 3/4%, dated
12/31/96 due 1/2/97  $  39,037,634 39,023,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $694,524,478)  $ 726,944,922
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,718,434 or 1.5% of net assets.
3. Affiliated company (see Note 10 of Notes to Financial Statements). Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.9%
Japan  4.3
Canada  3.1
Others (individually less than 1%)  2.7
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $694,677,420. Net unrealized appreciation aggregated $32,267,502, of which $93,872,443 related to appreciated investment securities and $61,604,941 related to depreciated investment securities.
The fund hereby designates approximately $19,489,000 as a capital gain dividend for the purpose of the dividend paid deduction
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase          $ 726,944,922
agreements of $39,023,000) (cost $694,524,478) -
See accompanying schedule

Cash                                                               614

Receivable for investments sold                                    8,778,722

Receivable for fund shares sold                                    322,679

Dividends receivable                                               380,197

Interest receivable                                                246,015

Other receivables                                                  14,273

Prepaid expenses                                                   13,415

 TOTAL ASSETS                                                      736,700,837

LIABILITIES

Payable for investments purchased                        $ 2,285,788

Payable for fund shares redeemed                          3,782,617

Distributions payable                                     7,756,293

Accrued management fee                                    271,824

Distribution fees payable                                 318,896

Other payables and accrued expenses                       229,350

 TOTAL LIABILITIES                                                      14,644,768

NET ASSETS                                                             $ 722,056,069

Net Assets consist of:

Paid in capital                                                        $ 647,199,666

Undistributed net investment income                                     1,667,423

Accumulated undistributed net realized gain (loss) on                   40,769,911
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                           32,419,069
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                             $ 722,056,069


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 DECEMBER 31, 1996

CALCULATION OF MAXIMUM OFFERING PRICE                              $22.51
CLASS A:
NET ASSET VALUE and redemption price per share
 ($638,053 (divided by) 28,340 shares)

Maximum offering price per share (100/94.75 of $22.51)             $23.76

CLASS T:                                                           $22.69
NET ASSET VALUE and redemption price per share
 ($560,645,014 (divided by) 24,711,323 shares)

Maximum offering price per share (100/96.50 of $22.69)             $23.51

CLASS B:                                                           $22.36
NET ASSET VALUE and offering price per share
 ($98,535,214 (divided by) 4,407,076 shares) A

INITIAL CLASS:                                                     $22.90
NET ASSET VALUE and redemption price per share
 ($20,405,659 (divided by) 891,012 shares)

Maximum offering price per share (100/96.50 of $22.90)             $23.73

INSTITUTIONAL CLASS:                                               $22.57
NET ASSET VALUE, offering price and redemption price per

 share ($41,832,129 (divided by) 1,853,352 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                          $ 10,374,783
Dividends (including $178,561 received from
affiliated issuers)

Interest                                                                    4,530,101

 TOTAL INCOME                                                               14,904,884

EXPENSES

Management fee                                             $ 4,583,688
Basic fee

 Performance adjustment                                     (962,281)

Transfer agent fees                                         1,693,586

Distribution fees                                           3,997,788

Accounting fees and expenses                                380,339

Non-interested trustees' compensation                       2,962

Custodian fees and expenses                                 61,462

Registration fees                                           102,354

Audit                                                       47,031

Legal                                                       10,965

Miscellaneous                                               43,781

 Total expenses before reductions                           9,961,675

 Expense reductions                                         (121,816)       9,839,859

NET INVESTMENT INCOME                                                       5,065,025

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of          101,103,389
 $7,219,738 on sales of investments in affiliated
issuers)

 Foreign currency transactions                              (369)           101,103,020

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (96,083,040)

 Assets and liabilities in foreign currencies               (1,375)         (96,084,415)

NET GAIN (LOSS)                                                             5,018,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 10,083,630
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          DECEMBER 31,    DECEMBER 31,
                                                          1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 5,065,025     $ 10,587,747
Net investment income

 Net realized gain (loss)                                  101,103,020     36,064,014

 Change in net unrealized appreciation (depreciation)      (96,084,415)    132,499,323

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           10,083,630      179,151,084
FROM OPERATIONS

Distributions to shareholders                              (5,501,432)     (11,454,997)
From net investment income

 From net realized gain                                    (70,113,368)    (15,884,736)

 TOTAL DISTRIBUTIONS                                       (75,614,800)    (27,339,733)

Share transactions - net increase (decrease)               36,171,237      189,241,269

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (29,359,933)    341,052,620

NET ASSETS

 Beginning of period                                       751,416,002     410,363,382

 End of period (including undistributed net investment    $ 722,056,069   $ 751,416,002
 income of $1,667,423, and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      DECEMBER 31,

      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 23.48

Income from Investment Operations

 Net investment income                                               .08 E

 Net realized and unrealized gain (loss)                             1.26

 Total from investment operations                                    1.34

Less Distributions

 From net investment income                                          (.37)

 From net realized gain                                              (1.94)

 Total distributions                                                 (2.31)

Net asset value, end of period                                      $ 22.51

TOTAL RETURN B, C                                                    5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 638

Ratio of expenses to average net assets                              .99% A, D

Ratio of expenses to average net assets after expense reductions     .97% A, G

Ratio of net investment income to average net assets                 1.00% A

Portfolio turnover                                                   151%

Average commission rate H                                           $ .0409

A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

      YEARS ENDED           THREE          YEARS ENDED SEPTEMBER 30,
      DECEMBER 31,          MONTHS
                            ENDED
                            DECEMBER 31,

      1996           1995   1994           1994 F                      1993   1992



SELECTED PER-SHARE DATA

Net asset value,               $ 24.88     $ 18.70     $ 19.96     $ 22.52     $ 19.53     $ 21.38
beginning of period

Income from
Investment
Operations

 Net investment                 .17 E       .39         .10 E       .39 E       .33         .61
income

 Net realized                   .18         6.73        (.75)       (.81)       4.44        .58
 and unrealized
 gain (loss)

 Total from                     .35         7.12        (.65)       (.42)       4.77        1.19
investment
 operations

Less Distributions

 From net                       (.19)       (.39)       (.35)       (.43)       (.57)       (.62)
 investment
income

 From net                       (2.35)      (.55)       (.26)       (1.71)      (1.21)      (2.42)
 realized gain

 Total distributions            (2.54)      (.94)       (.61)       (2.14)      (1.78)      (3.04)

Net asset value,               $ 22.69     $ 24.88     $ 18.70     $ 19.96     $ 22.52     $ 19.53
 end of period

TOTAL RETURN B, C               1.53%       38.16%      (3.26)%     (2.24)%     26.33%      7.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 560,645   $ 619,993   $ 375,691   $ 385,349   $ 269,883   $ 194,710
period (000 omitted)

Ratio of expenses to            1.28%       1.61%       1.73% A,    1.85%       1.57%       1.46%
average net assets                                      G                      D

Ratio of expenses to            1.27%       1.61%       1.73% A     1.84%       1.57%       1.46%
average net assets             H                                   H
after expense
reductions

Ratio of net                    .70%        1.90%       2.03% A     1.89%       2.06%       3.22%
investment income
to average net
assets

Portfolio turnover              151%        142%        228% A      159%        183%        211%

Average commission             $ .0409
rate I


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FMR FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED           THREE       YEAR ENDED
      DECEMBER 31,          MONTHS      SEPTEMBER
                            ENDED       30,
                            DECEMBER
                            31,

      1996           1995   1994        1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 24.56    $ 18.57    $ 19.98     $ 19.65

Income from Investment Operations

 Net investment income                       .04 D      .38        .06 D       .05 D

 Net realized and unrealized gain (loss)     .18        6.54       (.74)       .28

 Total from investment operations            .22        6.92       (.68)       .33

Less Distributions

 From net investment income                  (.07)      (.38)      (.47)       -

 From net realized gain                      (2.35)     (.55)      (.26)       -

 Total distributions                         (2.42)     (.93)      (.73)       -

Net asset value, end of period              $ 22.36    $ 24.56    $ 18.57     $ 19.98

TOTAL RETURN B, C                            1.00%      37.35%     (3.41)%     1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 98,535   $ 87,566   $ 17,090    $ 8,824

Ratio of expenses to average net assets      1.80%      2.11%      2.58% A     2.63% A,
                                                                               F

Ratio of expenses to average net assets      1.79%      2.10%      2.53% A,    2.63% A
after expense reductions                    G          G           G

Ratio of net investment income to            .18%       1.40%      1.22% A     1.11% A
average net assets

Portfolio turnover                           151%       142%       228% A      159%

Average commission rate H                   $ .0409


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INITIAL CLASS

      YEARS ENDED           THREE          YEARS ENDED SEPTEMBER 30,
      DECEMBER 31,          MONTHS
                            ENDED
                            DECEMBER 31,

      1996           1995   1994           1994 F                      1993   1992



SELECTED PER-SHARE DATA

Net asset value,               $ 25.10    $ 18.86    $ 20.23     $ 22.72    $ 19.72    $ 21.55
beginning of period

Income from
Investment
Operations

 Net investment                 .28 E      .50        .13 E       .54 E      .45        .73
 income

 Net realized                   .19        6.79       (.74)       (.81)      4.46       .58
 and unrealized
 gain (loss)

 Total from                     .47        7.29       (.61)       (.27)      4.91       1.31
 investment
 operations

Less Distributions

 From net                       (.32)      (.50)      (.50)       (.51)      (.70)      (.72)
 investment
income

 From net                       (2.35)     (.55)      (.26)       (1.71)     (1.21)     (2.42)
 realized gain

 Total distributions            (2.67)     (1.05)     (.76)       (2.22)     (1.91)     (3.14)

Net asset value, end           $ 22.90    $ 25.10    $ 18.86     $ 20.23    $ 22.72    $ 19.72
of period

TOTAL RETURN B, C               2.00%      38.75%     (3.02)%     (1.51)%    26.98%     7.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 20,406   $ 23,428   $ 17,583    $ 18,850   $ 20,707   $ 17,933
period (000 omitted)

Ratio of expenses to            .82%       1.04%      1.14% A     1.15%      .89%       .87%
average net assets                                                          D

Ratio of expenses to            .81%       1.03%      1.11% A,    1.14%      .89%       .87%
average net assets             G          G           G          G
after expense
reductions

Ratio of net                    1.16%      2.47%      2.65% A     2.60%      2.74%      3.78%
investment income
to average net
assets

Portfolio turnover              151%       142%       228% A      159%       183%       211%

Average commission             $ .0409
rate  H


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FMR FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED DECEMBER
      31,

      1996                    1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 24.80    $ 22.35

Income from Investment Operations

 Net investment income                                               .29 D      .55

 Net realized and unrealized gain (loss)                             .17        3.00

 Total from investment operations                                    .46        3.55

Less Distributions

 From net investment income                                          (.34)      (.55)

 From net realized gain                                              (2.35)     (.55)

 Total distributions                                                 (2.69)     (1.10)

Net asset value, end of period                                      $ 22.57    $ 24.80

TOTAL RETURN B, C                                                    1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 41,832   $ 20,429

Ratio of expenses to average net assets                              .78%       .97% A

Ratio of expenses to average net assets after expense reductions     .76% F     .96% A,
                                                                                F

Ratio of net investment income to average net assets                 1.21%      2.55% A

Portfolio turnover                                                   151%       142%

Average commission rate G                                           $ .0409


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,088,221,573 and $1,119,905,206, respectively, of which U.S. government and government agency obligations aggregated $4,397,300 and $178,149,415, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of .20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .48% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 317         $ 317

CLASS T     3,004,411     3,004,411

CLASS B     993,060       248,724

           $ 3,997,788   $ 3,253,452

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
Class T and Initial Class shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
                 PAID TO       DEALERS'
                 FDC           PORTION

CLASS A          $ 15,662      $ 12,704

CLASS T           909,434       763,508

CLASS B           243,510       -*

INITIAL CLASS     725           -

                 $ 1,169,331   $ 776,212

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER         AMOUNT        % OF
                       AGENT                          AVERAGE
                                                      NET ASSETS

CLASS A                FIIOC*           $ 446          .35%

CLASS T                State Street**    1,345,676     .22%

CLASS B                FIIOC*            253,070       .25%

INITIAL CLASS          FSC*              43,627        .20%

INSTITUTIONAL CLASS    FIIOC*            50,767        .16%

                                        $ 1,693,586

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY (FIIOC) AND FIDELITY SERVICE CO. (FSC), AFFILIATES OF FMR.
** STATE STREET BANK AND TRUST COMPANY (STATE STREET).
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $257,886 for the period.
5. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a lender. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $4,468,000. The weighted average interest rate was 5.74%. Interest earned from the interfund lending program amounted to $713 and is included in interest income on the Statement of Operations.
6. EXPENSE REDUCTIONS.
FMR agreed to reimburse expenses in accordance with a state expense limitation. FMR retains the ability to be repaid by the fund, or any class for these expense reductions in the event that expenses fall below the state limitation prior to the end of the fiscal year. For the period, the reimbursement reduced the expenses of Class A by $11,605.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $98,580 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $10,212 under the custodian arrangement and Institutional Class expenses were reduced by $1,419 under the transfer agent arrangement.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED
                              DECEMBER 31,

                              1996 A         1995 B

CLASS A

From net investment income    $ 9,050        $ -

From net realized gain         47,453         -

CLASS T

From net investment income     4,356,302      9,290,408

From net realized gain         54,934,732     13,102,251

CLASS B

From net investment income     291,486        1,281,036

From net realized gain         9,460,141      1,854,130

INITIAL CLASS

From net investment income     263,298        449,705

From net realized gain         1,978,165      494,507

INSTITUTIONAL CLASS

From net investment income     581,296        433,848

From net realized gain         3,692,877      433,848

                              $ 75,614,800   $ 27,339,733

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B DISTRIBUTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 11,444

CLASS T                 42,093

CLASS B                 19,305

INITIAL CLASS           8,766

INSTITUTIONAL CLASS     20,746

                       $ 102,354

9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,

                                 1996 A         1995 B         1996 A           1995 B



CLASS A                           26,335         -             $ 633,035        $ -
Shares sold

Reinvestment of distributions     2,536          -              56,498           -

Shares redeemed                   (531)          -              (12,990)         -

Net increase (decrease)           28,340         -             $ 676,543        $ -

CLASS T                           7,239,477      9,172,492     $ 173,637,131    $ 204,159,266
Shares sold

Reinvestment of distributions     2,215,089      758,477        50,421,264       18,559,827

Shares redeemed                   (9,664,112)    (5,097,863)    (231,598,779)    (111,903,939)

Net increase (decrease)           (209,546)      4,833,106     $ (7,540,384)    $ 110,815,154

CLASS B                           1,826,263      2,741,552     $ 43,251,259     $ 61,331,975
Shares sold

Reinvestment of distributions     422,830        119,876        9,473,517        2,896,199

Shares redeemed                   (1,407,472)    (216,251)      (33,157,193)     (4,921,449)

Net increase (decrease)           841,621        2,645,177     $ 19,567,583     $ 59,306,725

INITIAL CLASS                     7,958          13,543        $ 193,575        $ 326,042
Shares sold

Reinvestment of distributions     86,899         33,960         1,996,834        838,428

Shares redeemed                   (137,073)      (46,783)       (3,325,386)      (1,049,626)

Net increase (decrease)           (42,216)       720           $ (1,134,977)    $ 114,844

INSTITUTIONAL CLASS               1,132,115      804,353       $ 27,291,041     $ 18,524,159
Shares sold

Reinvestment of distributions     182,073        33,876         4,097,341        826,550

Shares redeemed                   (284,588)      (14,477)       (6,785,910)      (346,163)

Net increase (decrease)           1,029,600      823,752       $ 24,602,472     $ 19,004,546


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
10. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ 8,992,575 $ 127,500 $ - $ 16,600,288
Deckers Outdoor Corp.   933,495  -  -  4,094,063
Freds, Inc. Class A   4,796,188  -  88,545  5,091,338
Harveys Casino Resorts   4,464,977  -  70,216  12,580,313
Herley Industries, Inc.   1,750,000  -  -  2,050,000
I-Stat Corp.   -  6,879,750  -  -
Image Industries, Inc.   576,000  -  -  -
Just Toys, Inc.   478,350  97,500  -  333,244
Maxwell Shoe Co., Inc. Class A   3,983,700  -  -  5,027,050
Morton's Restaurant Group, Inc.   6,325,700  -  -  6,999,750
Movado Group, Inc.   3,987,500  -  19,800  5,995,000
People's Choice TV Corp.   11,724,394  -  -  4,163,009
Reno Air, Inc.   3,503,316  -  -  6,835,725
Spectrum Holobyte, Inc.   4,570,022  -  -  13,950,000
Whole Foods Market, Inc.   27,641,106  -  -  34,431,750
TOTALS  $ 83,727,323 $ 7,104,750 $ 178,561 $ 118,151,530
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Opportunities Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Opportunities - Institutional Class voted to pay on February 10, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $.87 per share derived from capital gains realized from sales of portfolio securities.
A total of 8.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund notified shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Harris Leviton, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - CLASS A, CLASS T (FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on stock market
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                12   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       15   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              16   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    33   Notes to the financial statements.

REPORT OF INDEPENDENT    42   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between August 20, 1986 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5    PAST 10
                                            YEAR     YEARS     YEARS

Advisor Strategic Opportunities - Class A   1.53%    77.02%    207.09%

Advisor Strategic Opportunities - Class A   -3.80%   67.73%    190.97%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)               22.96%   103.09%   314.99%

Capital Appreciation Funds Average          16.31%   88.71%    248.21%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of 189 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Class A   1.53%    12.10%   11.87%

Advisor Strategic Opportunities - Class A   -3.80%   10.90%   11.27%
 (incl. max. 5.25% sales charge)

S&P 500                                     22.96%   15.22%   15.27%

Capital Appreciation Funds Average          16.31%   13.02%   12.48%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970115 133902 S00000000000001
             FA Strategic Opp -CL A      SP Standard & Poor 500
             00266                       SP001
  1986/12/31       9475.00                    10000.00
  1987/01/31      10252.41                    11347.00
  1987/02/28      10357.62                    11795.21
  1987/03/31      10661.57                    12136.09
  1987/04/30      10345.93                    12028.08
  1987/05/31      10445.30                    12132.72
  1987/06/30      10772.62                    12745.42
  1987/07/31      11205.17                    13391.62
  1987/08/31      11427.28                    13891.12
  1987/09/30      11140.87                    13586.91
  1987/10/31       9095.06                    10660.29
  1987/11/30       8680.06                     9781.88
  1987/12/31       8874.87                    10526.28
  1988/01/31       9570.14                    10969.44
  1988/02/29       9883.69                    11480.61
  1988/03/31       9726.92                    11125.86
  1988/04/30       9788.26                    11249.36
  1988/05/31       9958.67                    11347.23
  1988/06/30      10640.30                    11868.07
  1988/07/31      10578.96                    11822.97
  1988/08/31      10251.77                    11420.99
  1988/09/30      10585.77                    11907.52
  1988/10/31      10769.82                    12238.55
  1988/11/30      10837.98                    12063.54
  1988/12/31      10849.39                    12274.65
  1989/01/31      11463.90                    13173.16
  1989/02/28      11414.46                    12845.14
  1989/03/31      11654.62                    13144.44
  1989/04/30      12099.61                    13826.63
  1989/05/31      12657.62                    14386.61
  1989/06/30      12756.51                    14304.61
  1989/07/31      13632.37                    15596.31
  1989/08/31      13808.95                    15902.00
  1989/09/30      13808.95                    15836.80
  1989/10/31      13582.92                    15469.39
  1989/11/30      13950.22                    15784.96
  1989/12/31      14386.05                    16163.80
  1990/01/31      13434.73                    15079.21
  1990/02/28      13507.35                    15273.73
  1990/03/31      13507.35                    15678.49
  1990/04/30      12955.44                    15286.53
  1990/05/31      13376.63                    16776.96
  1990/06/30      13507.35                    16662.88
  1990/07/31      13543.66                    16609.56
  1990/08/31      12592.34                    15108.05
  1990/09/30      12497.93                    14372.29
  1990/10/31      12490.67                    14310.49
  1990/11/30      13042.58                    15234.95
  1990/12/31      13354.54                    15660.00
  1991/01/31      13786.06                    16342.78
  1991/02/28      14611.26                    17511.29
  1991/03/31      15073.07                    17935.06
  1991/04/30      15277.47                    17978.11
  1991/05/31      15822.56                    18754.76
  1991/06/30      15322.90                    17895.79
  1991/07/31      15784.70                    18729.74
  1991/08/31      16125.38                    19173.63
  1991/09/30      16185.94                    18853.43
  1991/10/31      15860.41                    19106.07
  1991/11/30      15474.31                    18336.09
  1991/12/31      16436.67                    20433.74
  1992/01/31      16463.34                    20053.67
  1992/02/29      16783.36                    20314.37
  1992/03/31      16356.66                    19918.24
  1992/04/30      16667.79                    20503.84
  1992/05/31      17210.05                    20604.31
  1992/06/30      17210.05                    20297.30
  1992/07/31      17743.42                    21127.46
  1992/08/31      17432.29                    20694.35
  1992/09/30      17361.18                    20938.54
  1992/10/31      17503.41                    21011.83
  1992/11/30      18250.12                    21728.33
  1992/12/31      18552.48                    21995.59
  1993/01/31      18903.08                    22180.35
  1993/02/28      19438.72                    22482.00
  1993/03/31      20042.52                    22956.37
  1993/04/30      19643.23                    22400.83
  1993/05/31      20100.96                    23001.17
  1993/06/30      20266.52                    23067.88
  1993/07/31      20695.03                    22975.60
  1993/08/31      21990.29                    23846.38
  1993/09/30      21931.86                    23662.76
  1993/10/31      22623.31                    24152.58
  1993/11/30      21668.91                    23923.13
  1993/12/31      22343.90                    24212.60
  1994/01/31      22537.26                    25035.83
  1994/02/28      21731.59                    24357.36
  1994/03/31      20893.69                    23295.38
  1994/04/30      21065.57                    23593.56
  1994/05/31      21108.54                    23980.49
  1994/06/30      21108.54                    23392.97
  1994/07/31      21613.43                    24160.26
  1994/08/31      21742.33                    25150.83
  1994/09/30      21441.55                    24534.64
  1994/10/31      21215.96                    25086.67
  1994/11/30      20560.68                    24173.01
  1994/12/31      20741.90                    24531.50
  1995/01/31      21662.53                    25167.60
  1995/02/28      22217.13                    26148.38
  1995/03/31      22427.88                    26920.02
  1995/04/30      22915.92                    27712.81
  1995/05/31      23514.89                    28820.49
  1995/06/30      24746.09                    29489.99
  1995/07/31      25577.98                    30467.88
  1995/08/31      26310.05                    30544.36
  1995/09/30      27208.50                    31833.33
  1995/10/31      27108.67                    31719.68
  1995/11/30      27829.64                    33112.18
  1995/12/31      28656.83                    33749.92
  1996/01/31      28668.34                    34898.76
  1996/02/29      28097.74                    35222.28
  1996/03/31      27160.76                    35561.47
  1996/04/30      27875.21                    36085.64
  1996/05/31      28695.07                    37016.29
  1996/06/30      28659.93                    37157.32
  1996/07/31      26692.27                    35515.71
  1996/08/31      27699.53                    36264.74
  1996/09/30      28659.93                    38305.72
  1996/10/31      28132.88                    39362.19
  1996/11/30      29116.71                    42337.58
  1996/12/31      29096.57                    41498.87
IMATRL PRASUN   SHR__CHT 19961231 19970115 133907 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class A on December 31, 1986, and the current maximum 5.25% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $29,097 - a 190.97% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,499 - a 314.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on August 20, 1986. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5    PAST 10
                                            YEAR     YEARS     YEARS

Advisor Strategic Opportunities - Class T   1.53%    77.01%    207.06%

Advisor Strategic Opportunities - Class T   -2.03%   70.81%    196.32%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)               22.96%   103.09%   314.99%

Capital Appreciation Funds Average          16.31%   88.71%    248.21%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of 189 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Class T   1.53%    12.10%   11.87%

Advisor Strategic Opportunities - Class T   -2.03%   11.30%   11.47%
 (incl. max. 3.50% sales charge)

S&P 500                                     22.96%   15.22%   15.27%

Capital Appreciation Funds Average          16.31%   13.02%   12.48%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970115 134143 S00000000000001
             FA Strategic Opp -CL T      SP Standard & Poor 500
             00174                       SP001
  1986/12/31       9650.00                    10000.00
  1987/01/31      10441.76                    11347.00
  1987/02/28      10548.92                    11795.21
  1987/03/31      10858.48                    12136.09
  1987/04/30      10537.01                    12028.08
  1987/05/31      10638.22                    12132.72
  1987/06/30      10971.59                    12745.42
  1987/07/31      11412.12                    13391.62
  1987/08/31      11638.34                    13891.12
  1987/09/30      11346.64                    13586.91
  1987/10/31       9263.05                    10660.29
  1987/11/30       8840.38                     9781.88
  1987/12/31       9038.79                    10526.28
  1988/01/31       9746.90                    10969.44
  1988/02/29      10066.24                    11480.61
  1988/03/31       9906.57                    11125.86
  1988/04/30       9969.05                    11249.36
  1988/05/31      10142.60                    11347.23
  1988/06/30      10836.83                    11868.07
  1988/07/31      10774.35                    11822.97
  1988/08/31      10441.12                    11420.99
  1988/09/30      10781.29                    11907.52
  1988/10/31      10968.73                    12238.55
  1988/11/30      11038.15                    12063.54
  1988/12/31      11049.77                    12274.65
  1989/01/31      11675.64                    13173.16
  1989/02/28      11625.28                    12845.14
  1989/03/31      11869.87                    13144.44
  1989/04/30      12323.09                    13826.63
  1989/05/31      12891.40                    14386.61
  1989/06/30      12992.11                    14304.61
  1989/07/31      13884.15                    15596.31
  1989/08/31      14064.00                    15902.00
  1989/09/30      14064.00                    15836.80
  1989/10/31      13833.80                    15469.39
  1989/11/30      14207.88                    15784.96
  1989/12/31      14651.76                    16163.80
  1990/01/31      13682.87                    15079.21
  1990/02/28      13756.83                    15273.73
  1990/03/31      13756.83                    15678.49
  1990/04/30      13194.72                    15286.53
  1990/05/31      13623.70                    16776.96
  1990/06/30      13756.83                    16662.88
  1990/07/31      13793.81                    16609.56
  1990/08/31      12824.91                    15108.05
  1990/09/30      12728.76                    14372.29
  1990/10/31      12721.37                    14310.49
  1990/11/30      13283.47                    15234.95
  1990/12/31      13601.19                    15660.00
  1991/01/31      14040.69                    16342.78
  1991/02/28      14881.12                    17511.29
  1991/03/31      15351.46                    17935.06
  1991/04/30      15559.64                    17978.11
  1991/05/31      16114.79                    18754.76
  1991/06/30      15605.90                    17895.79
  1991/07/31      16076.24                    18729.74
  1991/08/31      16423.21                    19173.63
  1991/09/30      16484.89                    18853.43
  1991/10/31      16153.35                    19106.07
  1991/11/30      15760.11                    18336.09
  1991/12/31      16740.25                    20433.74
  1992/01/31      16767.41                    20053.67
  1992/02/29      17093.34                    20314.37
  1992/03/31      16658.76                    19918.24
  1992/04/30      16975.64                    20503.84
  1992/05/31      17527.92                    20604.31
  1992/06/30      17527.92                    20297.30
  1992/07/31      18071.14                    21127.46
  1992/08/31      17754.26                    20694.35
  1992/09/30      17681.83                    20938.54
  1992/10/31      17826.69                    21011.83
  1992/11/30      18587.20                    21728.33
  1992/12/31      18895.14                    21995.59
  1993/01/31      19252.21                    22180.35
  1993/02/28      19797.74                    22482.00
  1993/03/31      20412.70                    22956.37
  1993/04/30      20006.03                    22400.83
  1993/05/31      20472.21                    23001.17
  1993/06/30      20640.83                    23067.88
  1993/07/31      21077.26                    22975.60
  1993/08/31      22396.44                    23846.38
  1993/09/30      22336.93                    23662.76
  1993/10/31      23041.16                    24152.58
  1993/11/30      22069.13                    23923.13
  1993/12/31      22756.58                    24212.60
  1994/01/31      22953.51                    25035.83
  1994/02/28      22132.96                    24357.36
  1994/03/31      21279.59                    23295.38
  1994/04/30      21454.64                    23593.56
  1994/05/31      21498.41                    23980.49
  1994/06/30      21498.41                    23392.97
  1994/07/31      22012.62                    24160.26
  1994/08/31      22143.91                    25150.83
  1994/09/30      21837.57                    24534.64
  1994/10/31      21607.81                    25086.67
  1994/11/30      20940.43                    24173.01
  1994/12/31      21125.00                    24531.50
  1995/01/31      22062.63                    25167.60
  1995/02/28      22627.47                    26148.38
  1995/03/31      22842.11                    26920.02
  1995/04/30      23339.17                    27712.81
  1995/05/31      23949.20                    28820.49
  1995/06/30      25203.14                    29489.99
  1995/07/31      26050.40                    30467.88
  1995/08/31      26795.99                    30544.36
  1995/09/30      27711.03                    31833.33
  1995/10/31      27609.36                    31719.68
  1995/11/30      28343.65                    33112.18
  1995/12/31      29186.11                    33749.92
  1996/01/31      29197.84                    34898.76
  1996/02/29      28616.70                    35222.28
  1996/03/31      27662.41                    35561.47
  1996/04/30      28390.06                    36085.64
  1996/05/31      29225.06                    37016.29
  1996/06/30      29189.27                    37157.32
  1996/07/31      27185.27                    35515.71
  1996/08/31      28211.13                    36264.74
  1996/09/30      29177.34                    38305.72
  1996/10/31      28652.49                    39362.19
  1996/11/30      29666.42                    42337.58
  1996/12/31      29631.65                    41498.87
IMATRL PRASUN   SHR__CHT 19961231 19970115 134147 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class T on December 31, 1986, and the current maximum 3.50% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $29,632 - a 196.32% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,499 - a 314.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after June 30, 1994. Returns between August 20, 1986 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, and reflect Class T's prior 0.65% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1996                     PAST 1   PAST 5    PAST 10
                                                    YEAR     YEARS     YEARS

Advisor Strategic Opportunities - Class B           1.00%    74.97%    203.53%

Advisor Strategic Opportunities - Class B           -3.55%   72.97%    203.53%
 (incl. contingent deferred sales charge) 1

S&P 500(registered trademark)                       22.96%   103.09%   314.99%

Capital Appreciation Funds Average                  16.31%   88.71%    248.21%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of 189 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Class B     1.00%    11.84%   11.74%

Advisor Strategic Opportunities - Class B     -3.55%   11.58%   11.74%
 (incl. contingent deferred sales charge) 1

S&P 500 (registered trademark)                22.96%   15.22%   15.27%

Capital Appreciation Funds Average            16.31%   13.02%   12.48%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

1 HAD CLASS B'S CONTINGENT DEFERRED SALES CHARGE SCALE PRIOR TO JANUARY 2, 1997 BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE, FIVE AND 10 YEARS WOULD HAVE BEEN -2.64% AND -2.64%, 73.97% AND 11.71%, AND 203.53% AND 11.74%, RESPECTIVELY.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970115 133921 S00000000000001
             FA Strategic Opp -CL B      SP Standard & Poor 500
             00608                       SP001
  1986/12/31      10000.00                    10000.00
  1987/01/31      10820.48                    11347.00
  1987/02/28      10931.52                    11795.21
  1987/03/31      11252.31                    12136.09
  1987/04/30      10919.19                    12028.08
  1987/05/31      11024.06                    12132.72
  1987/06/30      11369.52                    12745.42
  1987/07/31      11826.03                    13391.62
  1987/08/31      12060.46                    13891.12
  1987/09/30      11758.17                    13586.91
  1987/10/31       9599.01                    10660.29
  1987/11/30       9161.01                     9781.88
  1987/12/31       9366.62                    10526.28
  1988/01/31      10100.41                    10969.44
  1988/02/29      10431.34                    11480.61
  1988/03/31      10265.87                    11125.86
  1988/04/30      10330.62                    11249.36
  1988/05/31      10510.47                    11347.23
  1988/06/30      11229.87                    11868.07
  1988/07/31      11165.13                    11822.97
  1988/08/31      10819.81                    11420.99
  1988/09/30      11172.32                    11907.52
  1988/10/31      11366.56                    12238.55
  1988/11/30      11438.50                    12063.54
  1988/12/31      11450.54                    12274.65
  1989/01/31      12099.11                    13173.16
  1989/02/28      12046.92                    12845.14
  1989/03/31      12300.39                    13144.44
  1989/04/30      12770.04                    13826.63
  1989/05/31      13358.96                    14386.61
  1989/06/30      13463.33                    14304.61
  1989/07/31      14387.72                    15596.31
  1989/08/31      14574.09                    15902.00
  1989/09/30      14574.09                    15836.80
  1989/10/31      14335.54                    15469.39
  1989/11/30      14723.19                    15784.96
  1989/12/31      15183.17                    16163.80
  1990/01/31      14179.14                    15079.21
  1990/02/28      14255.78                    15273.73
  1990/03/31      14255.78                    15678.49
  1990/04/30      13673.29                    15286.53
  1990/05/31      14117.82                    16776.96
  1990/06/30      14255.78                    16662.88
  1990/07/31      14294.10                    16609.56
  1990/08/31      13290.07                    15108.05
  1990/09/30      13190.43                    14372.29
  1990/10/31      13182.76                    14310.49
  1990/11/30      13765.26                    15234.95
  1990/12/31      14094.50                    15660.00
  1991/01/31      14549.94                    16342.78
  1991/02/28      15420.85                    17511.29
  1991/03/31      15908.25                    17935.06
  1991/04/30      16123.98                    17978.11
  1991/05/31      16699.27                    18754.76
  1991/06/30      16171.92                    17895.79
  1991/07/31      16659.32                    18729.74
  1991/08/31      17018.87                    19173.63
  1991/09/30      17082.79                    18853.43
  1991/10/31      16739.22                    19106.07
  1991/11/30      16331.72                    18336.09
  1991/12/31      17347.41                    20433.74
  1992/01/31      17375.55                    20053.67
  1992/02/29      17713.31                    20314.37
  1992/03/31      17262.97                    19918.24
  1992/04/30      17591.34                    20503.84
  1992/05/31      18163.65                    20604.31
  1992/06/30      18163.65                    20297.30
  1992/07/31      18726.57                    21127.46
  1992/08/31      18398.20                    20694.35
  1992/09/30      18323.14                    20938.54
  1992/10/31      18473.25                    21011.83
  1992/11/30      19261.34                    21728.33
  1992/12/31      19580.46                    21995.59
  1993/01/31      19950.48                    22180.35
  1993/02/28      20515.79                    22482.00
  1993/03/31      21153.06                    22956.37
  1993/04/30      20731.64                    22400.83
  1993/05/31      21214.73                    23001.17
  1993/06/30      21389.46                    23067.88
  1993/07/31      21841.72                    22975.60
  1993/08/31      23208.75                    23846.38
  1993/09/30      23147.08                    23662.76
  1993/10/31      23876.85                    24152.58
  1993/11/30      22869.56                    23923.13
  1993/12/31      23581.95                    24212.60
  1994/01/31      23786.03                    25035.83
  1994/02/28      22935.71                    24357.36
  1994/03/31      22051.39                    23295.38
  1994/04/30      22232.79                    23593.56
  1994/05/31      22278.14                    23980.49
  1994/06/30      22278.14                    23392.97
  1994/07/31      22833.68                    24160.26
  1994/08/31      22958.39                    25150.83
  1994/09/30      22652.28                    24534.64
  1994/10/31      22391.52                    25086.67
  1994/11/30      21677.26                    24173.01
  1994/12/31      21880.44                    24531.50
  1995/01/31      22811.27                    25167.60
  1995/02/28      23388.62                    26148.38
  1995/03/31      23600.71                    26920.02
  1995/04/30      24107.37                    27712.81
  1995/05/31      24731.85                    28820.49
  1995/06/30      26027.94                    29489.99
  1995/07/31      26888.08                    30467.88
  1995/08/31      27630.39                    30544.36
  1995/09/30      28561.22                    31833.33
  1995/10/31      28455.18                    31719.68
  1995/11/30      29197.48                    33112.18
  1995/12/31      30052.20                    33749.92
  1996/01/31      30052.20                    34898.76
  1996/02/29      29445.93                    35222.28
  1996/03/31      28437.85                    35561.47
  1996/04/30      29184.57                    36085.64
  1996/05/31      30030.86                    37016.29
  1996/06/30      29968.64                    37157.32
  1996/07/31      27902.69                    35515.71
  1996/08/31      28948.11                    36264.74
  1996/09/30      29931.30                    38305.72
  1996/10/31      29383.70                    39362.19
  1996/11/30      30404.23                    42337.58
  1996/12/31      30353.27                    41498.87
IMATRL PRASUN   SHR__CHT 19961231 19970115 133925 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class B on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $30,353 - a 203.53% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,499 - a 314.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended December 31,
1996. The Standard & Poor's 500
Index returned 22.96% during the
period - well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller
cap stocks in an environment
where it was sometimes difficult to
discern the health of the economy.
While short-term confusion over
the direction of interest rates
created a volatile backdrop in the
summer months, stocks rallied
again when the Federal Reserve
Board left short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. Stock markets ended
the year on an up note after
experiencing some volatility
sparked by comments by Fed
Chairman Alan Greenspan in
December about the market's
exuberance.
An interview with Harris Leviton, Portfolio Manager of Fidelity Strategic Opportunities Fund
Q. HOW DID THE FUND DO IN 1996, HARRIS?
A. For the 12 months that ended December 31, 1996, the fund's Class A, Class T and Class B shares had total returns of 1.53%, 1.53% and 1.00%, respectively. During the same period, the capital appreciation funds average posted a return of 16.31%, according to Lipper Analytical Services.
Q. WHAT LED TO THE FUND'S UNDERPERFORMANCE?
A. Before I took over the fund in March, it posted a significant negative return at a time when, by contrast, overall stock market performance was quite strong. During that period, the investments that helped the fund post strong returns in 1995 - bonds and Baby Bells, or regional Bell operating companies - detracted from the fund's performance. Rising interest rates at that time hurt both types of investments. During the rest of 1996, I continued the fund's focus on stocks of companies involved in special situations. However, I also started to look for those securities I felt were selling inexpensively. As a result, the fund emphasized more small- and mid-capitalization stocks. Unfortunately, during the second half of the year, the market favored a narrow range of stocks, mainly those of large companies that make up an index such as the Standard & Poor's 500. I didn't invest in those kinds of stocks because I found them to be too expensive given the companies' business prospects. I found many small- and mid-cap stocks to have much more compelling stories given their valuations and projected growth rates, and have faith that this stock picking method will work over time.
A. Before I took over the fund in March, the investments that helped the fund post strong returns in 1995 - bonds and Baby Bells, or regional Bell operating companies - detracted from its performance. Rising interest rates at that time hurt both types of investments. During the remainder of 1996, I continued to focus on stocks of companies involved in special situations. However, I also started to look for those securities I felt were selling inexpensively. As a result , the fund emphasized more small- and mid-capitalization stocks. Unfortunately, during the second half of the year the market favored a narrow range of stocks, mainly those of large companies that make up such indexes as the Standard & Poor's 500. I didn't invest in those kinds of stocks because I found them to be too expensive given the companies' business prospects. I found many small- and mid-cap stocks to have much more compelling stories given their valuations and projected growth rates, and have faith that this stock picking method will work over time.
A. Before I took over the fund in March, the investments that helped the fund post strong returns in 1995 - bonds and Baby Bells, or regional Bell operating companies - detracted from its performance. Rising interest rates at that time hurt both types of investments. During the remainder of 1996, I continued to focus on stocks of companies involved in special situations. However, I also started to look for those securities I felt were selling inexpensively. As a result, the fund emphasized more small- and mid-capitalization stocks. Unfortunately, during the second half of the year the market favored a narrow range of stocks, mainly those of large companies that make up such indexes as the Standard & Poor's 500. I didn't invest in those kinds of stocks because I found them to be too expensive given the companies' business prospects. I found many small- and mid-cap stocks to have much more compelling stories given their valuations and projected growth rates, and have faith that this stock picking method will work over time.
Q. YOU'VE DOUBLED THE FUND'S INVESTMENTS IN TECHNOLOGY FROM 5.9% SIX MONTHS AGO TO 11.8% AT THE END OF THE PERIOD. WHAT MADE THIS SECTOR ATTRACTIVE?
A. In 1995, the technology sector soared to peak levels and was one of the strongest performing sectors in the market. As a result of that euphoria, many technology stocks became overvalued. They then declined through 1996 until they reached a point where I felt they were generally undervalued, so I started to add some positions in the sector. Over the past two or three months, investors overcame fears that business prospects in the sector were fading, so valuations have rebounded to higher levels again. As a result, I've actually pared back the fund's technology stake over the past few months.
Q. WAS THERE A PARTICULAR TYPE OF TECHNOLOGY OR TECHNOLOGY-RELATED STOCK THAT APPEALED TO YOU?
A. I've been very interested in the strategic opportunity offered by companies involved in entertainment software, where there have been two positive developments. First, a new video game product cycle based on a higher-quality visual presentation is in its early stages. Manufacturers have created formats that use more "bits" to improve the resolution of the images on the screen. Up to now, investors have focused on the inevitable decline of the 16-bit video game cycle. Over the past 12 to 18 months, sales of games in this format have dropped off dramatically. At the same time, sales of the next generation 32- and 64-bit systems have really taken off. However, many of the companies are still reporting poor results that sprang from the decline of the 16-bit systems. I believe some time in the next six to 12 months video cartridge sales may spike upward as people start to buy software in the new format. Nintendo and WMS Industries - classified as media and leisure stocks - along with Eidos and Midway Games are among the fund's investments in the entertainment software area. The second factor driving entertainment software is that personal computers are used increasingly as game machines. With semiconductor price declines and rapidly changing technology, PCs have become a lot more powerful and functional. And, with the market for PC-based gaming expanding, companies such as Spectrum Holobyte, Maxis and Broderbund Software appeared to be well-positioned for improvements in earnings.
Q. WHAT'S YOUR OUTLOOK AS WE ENTER 1997?
A. Common sense dictates that the market will slow down at some point. While we've seen double-digit percentage increases in the prices of many stocks, historic measures of a stock's value such as earnings, cash flow and book value haven't kept pace overall. Stock market prices usually reflect these measures of value much more efficiently. As a result, it seems to me there has to be some sort of reconciliation or consolidation, where stock prices fall to become more in line with those measures of value. At the same time, I wouldn't be surprised to see some of the more neglected parts of the market, such as undervalued small- and mid-caps with strong cash flows, play catch up and outperform other areas.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "Special
Situation"
START DATE: December 31,
1983
SIZE: as of
December 31, 1996, more
than $722 million
MANAGER: Harris Leviton,
since March 1996; joined
Fidelity in 1986
(checkmark)
HARRIS LEVITON ON
OPPORTUNITIES IN THE INITIAL
PUBLIC OFFERING (IPO) MARKET:
"In the bull market we've
seen over the past few years,
the large number of IPOs has
made it more difficult to find
quality companies. I see a lot
of what I call `me too'
companies going public. That
is, one company is successful
as the first to go public in its
industry because of scarcity
or value, and then the next
thing you know, many of its
competitors go public. That
kind of dilution makes it
harder for companies in the
industry to raise capital, and
has made me more skeptical
toward companies newly
arrived in the IPO market.
"However, I'm finding many
opportunities in stocks of
small companies that went
public two or three years ago,
because they're not receiving
much coverage by analysts. A
company that goes public
gets at least a little bit of
coverage because its
underwriters write a report on
the company. But many of
these small- and mid-cap
stocks two or three years out
have few people calling or
covering them. On the other
hand, I have spent time
researching opportunities
among these companies and
have been able to find several
undervalued stocks with
attractive growth prospects.
This is just one way to play a
market that has been flooded
with a number of initial public
offerings."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1996
                                     % OF FUND'S    % OF FUND'S INVESTMENTS
                                     INVESTMENTS    IN THESE STOCKS
                                                    6 MONTHS AGO

American Bankers Insurance Group,    5.4            4.3
Inc.

Whole Foods Market, Inc.             4.7            4.8

Nintendo Co. Ltd. Ord.               4.3            4.3

Allstate Corp.                       2.9            2.5

Intel Corp.                          2.4            0.0

AFC Cable Systems, Inc.              2.3            1.5

Sepracor, Inc.                       2.3            1.5

Libbey, Inc.                         2.1            2.1

Spectrum Holobyte, Inc.              1.9            1.3

Alumax, Inc.                         1.8            1.6

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Media & Leisure      15.7           16.6

Finance              11.9           13.3

Technology           11.8           5.9

Retail & Wholesale   8.2            7.5

Health               7.7            6.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 * AS OF JUNE 30, 1996 **
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 1.4
Row: 1, Col: 3, Value: 43.2
Row: 1, Col: 4, Value: 50.0
Row: 1, Col: 1, Value: 2.1
Row: 1, Col: 2, Value: 1.6
Row: 1, Col: 3, Value: 46.3
Row: 1, Col: 4, Value: 50.0
Stocks 93.2%
Bonds 1.4%
Short-term
investments 5.4%
FOREIGN
INVESTMENTS 10.1%
Stocks 96.3%
Bonds 1.6%
Short-term
investments 2.1%
FOREIGN
INVESTMENTS 11.8%
*
**
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.1%
Boeing Co.   9,100 $ 968,003
DEFENSE ELECTRONICS - 0.3%
Herley Industries, Inc. (a)(c)  200,000  2,050,000
TOTAL AEROSPACE & DEFENSE   3,018,003
BASIC INDUSTRIES - 7.2%
IRON & STEEL - 0.4%
Cold Metal Products, Inc. (a)  179,900  1,101,888
Steel Dynamics, Inc. (a)  86,000  1,644,750
  2,746,638
METALS & MINING - 6.2%
AFC Cable Systems, Inc. (a)(c)  695,300  16,600,288
Alumax, Inc. (a)  400,000  13,350,000
Cable Design Technology Corp. (a)  281,400  8,758,575
Inco Ltd.   200,000  6,382,901
  45,091,764
PAPER & FOREST PRODUCTS - 0.6%
Mercer International, Inc. (SBI)  407,900  4,180,975
TOTAL BASIC INDUSTRIES   52,019,377
CONGLOMERATES - 0.2%
Tomkins PLC Ord.   308,333  1,426,071
CONSTRUCTION & REAL ESTATE - 3.8%
CONSTRUCTION - 2.6%
Beazer Homes USA, Inc. (a)  152,200  2,815,700
Lennar Corp.   459,200  12,513,200
Pulte Corp.   129,300  3,975,975
  19,304,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Arden Realty Group, Inc.   5,000 $ 138,750
Jameson Co.   250,000  3,312,500
Liberty Property Trust (SBI)   113,000  2,909,750
Sovran Self Storage, Inc.   72,000  2,250,000
  8,611,000
TOTAL CONSTRUCTION & REAL ESTATE   27,915,875
DURABLES - 7.3%
AUTOS, TIRES, & ACCESSORIES - 1.4%
Chrysler Corp.   45,400  1,498,200
Cummins Engine Co., Inc.   124,000  5,704,000
Modine Manufacturing Co.   56,800  1,519,400
Scania AB:
Class A  12,000  297,825
 Class B  12,000  298,701
Walbro Corp.   55,000  1,003,750
  10,321,876
CONSUMER DURABLES - 2.1%
Libbey, Inc.   541,700  15,099,888
CONSUMER ELECTRONICS - 1.1%
Fossil, Inc. (a)  140,600  1,898,100
Movado Group, Inc. (c)  220,000  5,995,000
Tag-Heuer International SA sponsored ADR (a)  11,000  177,375
  8,070,475
HOME FURNISHINGS - 1.2%
Maxim Group, Inc. (a)  480,000  8,400,000
TEXTILES & APPAREL - 1.5%
Deckers Outdoor Corp. (a)(c)  595,500  4,094,063
Galey & Lord, Inc. (a)  135,800  2,020,025
Maxwell Shoe Co., Inc. Class A (a)(c)  758,800  5,027,050
  11,141,138
TOTAL DURABLES   53,033,377
ENERGY - 4.5%
ENERGY SERVICES - 0.8%
Baker Hughes, Inc.   157,300  5,426,850
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 3.7%
Atlantic Richfield Co.   100,000 $ 13,250,000
Occidental Petroleum Corp.   318,000  7,433,250
Royal Dutch Petroleum Co. ADR  36,100  6,164,075
Tosco Corp.   2,300  181,988
  27,029,313
TOTAL ENERGY   32,456,163
FINANCE - 11.9%
INSURANCE - 11.9%
Allmerica Financial Corp.   8,000  268,000
Allstate Corp.   370,200  21,425,325
American Bankers Insurance Group, Inc.   762,300  38,972,588
Old Republic International Corp.   486,500  13,013,875
Penncorp. Financial Group, Inc.   301,600  10,857,600
Riscorp, Inc. (a)  92,600  335,675
Terra Nova Holdings Ltd.   35,000  752,500
US Facilities Corp.   52,700  1,034,238
  86,659,801
HEALTH - 6.6%
DRUGS & PHARMACEUTICALS - 2.5%
Myriad Genetics (a)  75,000  1,893,750
Sepracor, Inc. (a)  984,700  16,370,638
  18,264,388
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Cygnus, Inc. (a)  179,800  2,607,100
Heartport, Inc. (a)  111,100  2,541,413
Hemasure, Inc. (a)  359,000  2,243,750
I-Stat Corp. (a)  507,700  12,057,875
McKesson Corp.   121,500  6,804,000
Physiometrix, Inc. (a)  165,000  577,500
  26,831,638
MEDICAL FACILITIES MANAGEMENT - 0.4%
ARV Assisted Living, Inc. (a)  148,800  1,729,800
Emeritus Corp. (a)  76,800  1,036,800
  2,766,600
TOTAL HEALTH   47,862,626
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 0.0%
Ortel Corp. (a)  7,400 $ 177,600
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
Columbus McKinnon Corp.   247,600  3,868,750
Gardner Denver Machinery, Inc. (a)  12,300  421,275
Regal-Beloit Corp.   134,400  2,637,600
Sulzer Gebrueder PC  10,500  5,604,174
T B Wood's Corp.   164,000  1,763,000
Tokheim Corp. (a)  80,500  654,063
TRINOVA Corp.   44,700  1,625,963
  16,574,825
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   16,752,425
MEDIA & LEISURE - 15.5%
BROADCASTING - 2.2%
American Telecasting, Inc. (a)  510,000  2,932,500
Ascent Entertainment Group, Inc. (a)  64,500  1,040,063
CAI Wireless Systems, Inc. (a)  1,125,615  1,125,615
Heartland Wireless Communications, Inc. (a)   371,667  4,878,129
People's Choice TV Corp. (a)(c)  679,675  4,163,009
Starsight Telecast, Inc. (a)  30,800  288,750
Wireless One, Inc. (a)  227,600  1,507,850
  15,935,916
ENTERTAINMENT - 3.9%
Alliance Communications Corp. Class B (non-vtg.) (a)  1,500  13,240
Film Roman, Inc. (a)  155,000  1,181,875
Harveys Casino Resorts (c)  745,500  12,580,313
MGM Grand, Inc. (a)  169,200  5,900,850
Silicon Gaming, Inc. (a)  10,000  161,250
Viacom, Inc. Class B (non-vtg.) (a)  245,000  8,544,375
  28,381,903
LEISURE DURABLES & TOYS - 4.9%
Hasbro, Inc.   97,600  3,794,200
Just Toys, Inc. (a)(c)  253,900  333,244
Nintendo Co. Ltd. Ord.   438,900  31,379,741
  35,507,185
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 3.3%
Circus Circus Enterprises, Inc. (a)   364,300 $ 12,522,813
Mirage Resorts, Inc. (a)  180,000  3,892,500
Station Casinos, Inc. (a)  115,000  1,164,375
WMS Industries, Inc. (a)  325,900  6,518,000
  24,097,688
PUBLISHING - 0.2%
Hollinger International, Inc. Class A  145,500  1,673,250
RESTAURANTS - 1.0%
Morton's Restaurant Group, Inc. (a)(c)  414,800  6,999,750
TOTAL MEDIA & LEISURE   112,595,692
NONDURABLES - 4.1%
AGRICULTURE - 1.2%
Saskatchewan Wheat Pool:
Class B (non-vtg.) (a)  478,300  6,699,026
 Class B (a)(b)  158,000  2,212,934
  8,911,960
FOODS - 0.9%
Earthgrains Co.   118,000  6,165,500
HOUSEHOLD PRODUCTS - 0.8%
Church & Dwight Co., Inc.   251,800  5,759,925
TOBACCO - 1.2%
Philip Morris Companies, Inc.   80,000  9,010,000
TOTAL NONDURABLES   29,847,385
PRECIOUS METALS - 1.8%
Bre-X Minerals Ltd. (a)  200,000  3,165,919
Getchell Gold Corp. (a)  32,200  1,235,675
Newmont Mining Corp.   200,000  8,950,000
  13,351,594
RETAIL & WHOLESALE - 8.2%
APPAREL STORES - 0.5%
Baby Superstore, Inc. (a)  29,600  710,400
Charming Shoppes, Inc. (a)  211,400  1,070,213
Footstar, Inc. (a)  63,722  1,585,085
  3,365,698
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 1.2%
CVS Corp.   219,600 $ 9,085,950
GENERAL MERCHANDISE STORES - 1.0%
Freds, Inc. Class A (c)  590,300  5,091,338
Wal-Mart Stores, Inc.   81,100  1,855,163
  6,946,501
GROCERY STORES - 4.7%
Whole Foods Market, Inc. (a)(c)  1,530,300  34,431,750
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Staples, Inc. (a)  113,000  2,041,063
Toys "R" Us, Inc. (a)  121,600  3,648,000
  5,689,063
TOTAL RETAIL & WHOLESALE   59,518,962
SERVICES - 0.8%
Regis Corp.   372,700  6,056,375
TECHNOLOGY - 11.5%
COMPUTER SERVICES & SOFTWARE - 7.7%
BancTec, Inc. (a)  270,000  5,568,750
Broadway & Seymour, Inc. (a)  174,400  1,831,200
Broderbund Software, Inc. (a)  140,000  4,165,000
CACI International, Inc. Class A (a)  116,100  2,438,100
CompUSA, Inc. (a)  257,200  5,304,750
Eidos PLC sponsored ADR (a)  400,000  4,800,000
GT Interactive Software, Inc. (a)  80,000  570,000
Maxis, Inc. (a)   260,900  3,196,025
Midway Games, Inc. (a)  167,100  3,383,775
Restrac, Inc. (a)  90,000  438,750
Spectrum Holobyte, Inc. (a)(c)  1,860,000  13,950,000
Sybase, Inc. (a)  281,700  4,700,869
USCS International, Inc. (a)  235,200  3,969,000
Viewlogic Systems, Inc. (a)  198,300  2,255,663
  56,571,882
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Ingram Micro, Inc. Class A (a)  2,000  46,000
International Business Machines Corp.   60,000  9,060,000
Performance Technologies, Inc. (a)   110,000  1,062,188
  10,168,188
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 2.4%
Intel Corp.   130,900 $ 17,139,719
TOTAL TECHNOLOGY   83,879,789
TRANSPORTATION - 5.5%
AIR TRANSPORTATION - 1.8%
AMR Corp. (a)  68,100  6,001,313
Reno Air, Inc. (a)(c)  934,800  6,835,725
  12,837,038
TRUCKING & FREIGHT - 3.7%
Airborne Freight Corp.   243,600  5,694,150
Consolidated Freightways Corp. (a)  172,650  1,532,269
Consolidated Freightways, Inc.   345,300  7,682,925
Hunt (J.B.) Transport Services, Inc.   435,600  6,098,400
M.S. Carriers, Inc. (a)  110,300  1,764,800
USFreightways Corp.   150,000  4,115,625
  26,888,169
TOTAL TRANSPORTATION   39,725,207
UTILITIES - 1.4%
NYNEX Corp.   213,600  10,279,500
TOTAL COMMON STOCKS
(Cost $641,589,688)   676,398,222
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (b)  4,000  205,500
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945
depositary share representing 1/10 pfd.  114,080  969,680
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,426,360)   1,175,180
CONVERTIBLE BONDS - 1.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
HEALTH - 1.1%
MEDICAL FACILITIES MANAGEMENT - 1.1%
ARV Assisted Living, Inc.
6 3/4%, 4/1/06 (b)  - $ 5,000,000 $ 4,250,000
Emeritus Corp. 6 1/4%, 1/1/06 (b)  -  5,000,000  4,050,000
  8,300,000
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
Richardson Electronics, Ltd.
7 1/4%, 12/15/06   B3  2,382,000  2,048,520
TOTAL CONVERTIBLE BONDS
(Cost $12,485,430)   10,348,520
CASH EQUIVALENTS - 5.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6 3/4%, dated
12/31/96 due 1/2/97  $  39,037,634 39,023,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $694,524,478)  $ 726,944,922
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,718,434 or 1.5% of net assets.
3. Affiliated company (see Note 10 of Notes to Financial Statements). Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.9%
Japan  4.3
Canada  3.1
Others (individually less than 1%)  2.7
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $694,677,420. Net unrealized appreciation aggregated $32,267,502, of which $93,872,443 related to appreciated investment securities and $61,604,941 related to depreciated investment securities.
The fund hereby designates approximately $19,489,000 as a capital gain dividend for the purpose of the dividend paid deduction
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase          $ 726,944,922
agreements of $39,023,000) (cost $694,524,478) -
See accompanying schedule

Cash                                                               614

Receivable for investments sold                                    8,778,722

Receivable for fund shares sold                                    322,679

Dividends receivable                                               380,197

Interest receivable                                                246,015

Other receivables                                                  14,273

Prepaid expenses                                                   13,415

 TOTAL ASSETS                                                      736,700,837

LIABILITIES

Payable for investments purchased                        $ 2,285,788

Payable for fund shares redeemed                          3,782,617

Distributions payable                                     7,756,293

Accrued management fee                                    271,824

Distribution fees payable                                 318,896

Other payables and accrued expenses                       229,350

 TOTAL LIABILITIES                                                      14,644,768

NET ASSETS                                                             $ 722,056,069

Net Assets consist of:

Paid in capital                                                        $ 647,199,666

Undistributed net investment income                                     1,667,423

Accumulated undistributed net realized gain (loss) on                   40,769,911
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                           32,419,069
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                             $ 722,056,069


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 DECEMBER 31, 1996

CALCULATION OF MAXIMUM OFFERING PRICE                              $22.51
CLASS A:
NET ASSET VALUE and redemption price per share
 ($638,053 (divided by) 28,340 shares)

Maximum offering price per share (100/94.75 of $22.51)             $23.76

CLASS T:                                                           $22.69
NET ASSET VALUE and redemption price per share
 ($560,645,014 (divided by) 24,711,323 shares)

Maximum offering price per share (100/96.50 of $22.69)             $23.51

CLASS B:                                                           $22.36
NET ASSET VALUE and offering price per share
 ($98,535,214 (divided by) 4,407,076 shares) A

INITIAL CLASS:                                                     $22.90
NET ASSET VALUE and redemption price per share
 ($20,405,659 (divided by) 891,012 shares)

Maximum offering price per share (100/96.50 of $22.90)             $23.73

INSTITUTIONAL CLASS:                                               $22.57
NET ASSET VALUE, offering price and redemption price per

 share ($41,832,129 (divided by) 1,853,352 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                          $ 10,374,783
Dividends (including $178,561 received from
affiliated issuers)

Interest                                                                    4,530,101

 TOTAL INCOME                                                               14,904,884

EXPENSES

Management fee                                             $ 4,583,688
Basic fee

 Performance adjustment                                     (962,281)

Transfer agent fees                                         1,693,586

Distribution fees                                           3,997,788

Accounting fees and expenses                                380,339

Non-interested trustees' compensation                       2,962

Custodian fees and expenses                                 61,462

Registration fees                                           102,354

Audit                                                       47,031

Legal                                                       10,965

Miscellaneous                                               43,781

 Total expenses before reductions                           9,961,675

 Expense reductions                                         (121,816)       9,839,859

NET INVESTMENT INCOME                                                       5,065,025

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of          101,103,389
 $7,219,738 on sales of investments in affiliated
issuers)

 Foreign currency transactions                              (369)           101,103,020

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (96,083,040)

 Assets and liabilities in foreign currencies               (1,375)         (96,084,415)

NET GAIN (LOSS)                                                             5,018,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 10,083,630
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          DECEMBER 31,    DECEMBER 31,
                                                          1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 5,065,025     $ 10,587,747
Net investment income

 Net realized gain (loss)                                  101,103,020     36,064,014

 Change in net unrealized appreciation (depreciation)      (96,084,415)    132,499,323

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           10,083,630      179,151,084
FROM OPERATIONS

Distributions to shareholders                              (5,501,432)     (11,454,997)
From net investment income

 From net realized gain                                    (70,113,368)    (15,884,736)

 TOTAL DISTRIBUTIONS                                       (75,614,800)    (27,339,733)

Share transactions - net increase (decrease)               36,171,237      189,241,269

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (29,359,933)    341,052,620

NET ASSETS

 Beginning of period                                       751,416,002     410,363,382

 End of period (including undistributed net investment    $ 722,056,069   $ 751,416,002
 income of $1,667,423, and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      DECEMBER 31,

      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 23.48

Income from Investment Operations

 Net investment income                                               .08 E

 Net realized and unrealized gain (loss)                             1.26

 Total from investment operations                                    1.34

Less Distributions

 From net investment income                                          (.37)

 From net realized gain                                              (1.94)

 Total distributions                                                 (2.31)

Net asset value, end of period                                      $ 22.51

TOTAL RETURN B, C                                                    5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 638

Ratio of expenses to average net assets                              .99% A, D

Ratio of expenses to average net assets after expense reductions     .97% A, G

Ratio of net investment income to average net assets                 1.00% A

Portfolio turnover                                                   151%

Average commission rate H                                           $ .0409

A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

      YEARS ENDED           THREE          YEARS ENDED SEPTEMBER 30,
      DECEMBER 31,          MONTHS
                            ENDED
                            DECEMBER 31,

      1996           1995   1994           1994 F                      1993   1992



SELECTED PER-SHARE DATA

Net asset value,               $ 24.88     $ 18.70     $ 19.96     $ 22.52     $ 19.53     $ 21.38
beginning of period

Income from
Investment
Operations

 Net investment                 .17 E       .39         .10 E       .39 E       .33         .61
income

 Net realized                   .18         6.73        (.75)       (.81)       4.44        .58
 and unrealized
 gain (loss)

 Total from                     .35         7.12        (.65)       (.42)       4.77        1.19
investment
 operations

Less Distributions

 From net                       (.19)       (.39)       (.35)       (.43)       (.57)       (.62)
 investment
income

 From net                       (2.35)      (.55)       (.26)       (1.71)      (1.21)      (2.42)
 realized gain

 Total distributions            (2.54)      (.94)       (.61)       (2.14)      (1.78)      (3.04)

Net asset value,               $ 22.69     $ 24.88     $ 18.70     $ 19.96     $ 22.52     $ 19.53
 end of period

TOTAL RETURN B, C               1.53%       38.16%      (3.26)%     (2.24)%     26.33%      7.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 560,645   $ 619,993   $ 375,691   $ 385,349   $ 269,883   $ 194,710
period (000 omitted)

Ratio of expenses to            1.28%       1.61%       1.73% A,    1.85%       1.57%       1.46%
average net assets                                      G                      D

Ratio of expenses to            1.27%       1.61%       1.73% A     1.84%       1.57%       1.46%
average net assets             H                                   H
after expense
reductions

Ratio of net                    .70%        1.90%       2.03% A     1.89%       2.06%       3.22%
investment income
to average net
assets

Portfolio turnover              151%        142%        228% A      159%        183%        211%

Average commission             $ .0409
rate I


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FMR FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED           THREE       YEAR ENDED
      DECEMBER 31,          MONTHS      SEPTEMBER
                            ENDED       30,
                            DECEMBER
                            31,

      1996           1995   1994        1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 24.56    $ 18.57    $ 19.98     $ 19.65

Income from Investment Operations

 Net investment income                       .04 D      .38        .06 D       .05 D

 Net realized and unrealized gain (loss)     .18        6.54       (.74)       .28

 Total from investment operations            .22        6.92       (.68)       .33

Less Distributions

 From net investment income                  (.07)      (.38)      (.47)       -

 From net realized gain                      (2.35)     (.55)      (.26)       -

 Total distributions                         (2.42)     (.93)      (.73)       -

Net asset value, end of period              $ 22.36    $ 24.56    $ 18.57     $ 19.98

TOTAL RETURN B, C                            1.00%      37.35%     (3.41)%     1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 98,535   $ 87,566   $ 17,090    $ 8,824

Ratio of expenses to average net assets      1.80%      2.11%      2.58% A     2.63% A,
                                                                               F

Ratio of expenses to average net assets      1.79%      2.10%      2.53% A,    2.63% A
after expense reductions                    G          G           G

Ratio of net investment income to            .18%       1.40%      1.22% A     1.11% A
average net assets

Portfolio turnover                           151%       142%       228% A      159%

Average commission rate H                   $ .0409


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INITIAL CLASS

      YEARS ENDED           THREE          YEARS ENDED SEPTEMBER 30,
      DECEMBER 31,          MONTHS
                            ENDED
                            DECEMBER 31,

      1996           1995   1994           1994 F                      1993   1992



SELECTED PER-SHARE DATA

Net asset value,               $ 25.10    $ 18.86    $ 20.23     $ 22.72    $ 19.72    $ 21.55
beginning of period

Income from
Investment
Operations

 Net investment                 .28 E      .50        .13 E       .54 E      .45        .73
 income

 Net realized                   .19        6.79       (.74)       (.81)      4.46       .58
 and unrealized
 gain (loss)

 Total from                     .47        7.29       (.61)       (.27)      4.91       1.31
 investment
 operations

Less Distributions

 From net                       (.32)      (.50)      (.50)       (.51)      (.70)      (.72)
 investment
income

 From net                       (2.35)     (.55)      (.26)       (1.71)     (1.21)     (2.42)
 realized gain

 Total distributions            (2.67)     (1.05)     (.76)       (2.22)     (1.91)     (3.14)

Net asset value, end           $ 22.90    $ 25.10    $ 18.86     $ 20.23    $ 22.72    $ 19.72
of period

TOTAL RETURN B, C               2.00%      38.75%     (3.02)%     (1.51)%    26.98%     7.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 20,406   $ 23,428   $ 17,583    $ 18,850   $ 20,707   $ 17,933
period (000 omitted)

Ratio of expenses to            .82%       1.04%      1.14% A     1.15%      .89%       .87%
average net assets                                                          D

Ratio of expenses to            .81%       1.03%      1.11% A,    1.14%      .89%       .87%
average net assets             G          G           G          G
after expense
reductions

Ratio of net                    1.16%      2.47%      2.65% A     2.60%      2.74%      3.78%
investment income
to average net
assets

Portfolio turnover              151%       142%       228% A      159%       183%       211%

Average commission             $ .0409
rate  H


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FMR FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED DECEMBER
      31,

      1996                    1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 24.80    $ 22.35

Income from Investment Operations

 Net investment income                                               .29 D      .55

 Net realized and unrealized gain (loss)                             .17        3.00

 Total from investment operations                                    .46        3.55

Less Distributions

 From net investment income                                          (.34)      (.55)

 From net realized gain                                              (2.35)     (.55)

 Total distributions                                                 (2.69)     (1.10)

Net asset value, end of period                                      $ 22.57    $ 24.80

TOTAL RETURN B, C                                                    1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 41,832   $ 20,429

Ratio of expenses to average net assets                              .78%       .97% A

Ratio of expenses to average net assets after expense reductions     .76% F     .96% A,
                                                                                F

Ratio of net investment income to average net assets                 1.21%      2.55% A

Portfolio turnover                                                   151%       142%

Average commission rate G                                           $ .0409


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,088,221,573 and $1,119,905,206, respectively, of which U.S. government and government agency obligations aggregated $4,397,300 and $178,149,415, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of .20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .48% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 317         $ 317

CLASS T     3,004,411     3,004,411

CLASS B     993,060       248,724

           $ 3,997,788   $ 3,253,452

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
Class T and Initial Class shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
                 PAID TO       DEALERS'
                 FDC           PORTION

CLASS A          $ 15,662      $ 12,704

CLASS T           909,434       763,508

CLASS B           243,510       -*

INITIAL CLASS     725           -

                 $ 1,169,331   $ 776,212

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER         AMOUNT        % OF
                       AGENT                          AVERAGE
                                                      NET ASSETS

CLASS A                FIIOC*           $ 446          .35%

CLASS T                State Street**    1,345,676     .22%

CLASS B                FIIOC*            253,070       .25%

INITIAL CLASS          FSC*              43,627        .20%

INSTITUTIONAL CLASS    FIIOC*            50,767        .16%

                                        $ 1,693,586

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY (FIIOC) AND FIDELITY SERVICE CO. (FSC), AFFILIATES OF FMR.
** STATE STREET BANK AND TRUST COMPANY (STATE STREET).
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $257,886 for the period.
5. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a lender. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $4,468,000. The weighted average interest rate was 5.74%. Interest earned from the interfund lending program amounted to $713 and is included in interest income on the Statement of Operations.
6. EXPENSE REDUCTIONS.
FMR agreed to reimburse expenses in accordance with a state expense limitation. FMR retains the ability to be repaid by the fund, or any class for these expense reductions in the event that expenses fall below the state limitation prior to the end of the fiscal year. For the period, the reimbursement reduced the expenses of Class A by $11,605.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $98,580 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $10,212 under the custodian arrangement and Institutional Class expenses were reduced by $1,419 under the transfer agent arrangement.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED
                              DECEMBER 31,

                              1996 A         1995 B

CLASS A

From net investment income    $ 9,050        $ -

From net realized gain         47,453         -

CLASS T

From net investment income     4,356,302      9,290,408

From net realized gain         54,934,732     13,102,251

CLASS B

From net investment income     291,486        1,281,036

From net realized gain         9,460,141      1,854,130

INITIAL CLASS

From net investment income     263,298        449,705

From net realized gain         1,978,165      494,507

INSTITUTIONAL CLASS

From net investment income     581,296        433,848

From net realized gain         3,692,877      433,848

                              $ 75,614,800   $ 27,339,733

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B DISTRIBUTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 11,444

CLASS T                 42,093

CLASS B                 19,305

INITIAL CLASS           8,766

INSTITUTIONAL CLASS     20,746

                       $ 102,354

9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,

                                 1996 A         1995 B         1996 A           1995 B



CLASS A                           26,335         -             $ 633,035        $ -
Shares sold

Reinvestment of distributions     2,536          -              56,498           -

Shares redeemed                   (531)          -              (12,990)         -

Net increase (decrease)           28,340         -             $ 676,543        $ -

CLASS T                           7,239,477      9,172,492     $ 173,637,131    $ 204,159,266
Shares sold

Reinvestment of distributions     2,215,089      758,477        50,421,264       18,559,827

Shares redeemed                   (9,664,112)    (5,097,863)    (231,598,779)    (111,903,939)

Net increase (decrease)           (209,546)      4,833,106     $ (7,540,384)    $ 110,815,154

CLASS B                           1,826,263      2,741,552     $ 43,251,259     $ 61,331,975
Shares sold

Reinvestment of distributions     422,830        119,876        9,473,517        2,896,199

Shares redeemed                   (1,407,472)    (216,251)      (33,157,193)     (4,921,449)

Net increase (decrease)           841,621        2,645,177     $ 19,567,583     $ 59,306,725

INITIAL CLASS                     7,958          13,543        $ 193,575        $ 326,042
Shares sold

Reinvestment of distributions     86,899         33,960         1,996,834        838,428

Shares redeemed                   (137,073)      (46,783)       (3,325,386)      (1,049,626)

Net increase (decrease)           (42,216)       720           $ (1,134,977)    $ 114,844

INSTITUTIONAL CLASS               1,132,115      804,353       $ 27,291,041     $ 18,524,159
Shares sold

Reinvestment of distributions     182,073        33,876         4,097,341        826,550

Shares redeemed                   (284,588)      (14,477)       (6,785,910)      (346,163)

Net increase (decrease)           1,029,600      823,752       $ 24,602,472     $ 19,004,546


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
10. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ 8,992,575 $ 127,500 $ - $ 16,600,288
Deckers Outdoor Corp.   933,495  -  -  4,094,063
Freds, Inc. Class A   4,796,188  -  88,545  5,091,338
Harveys Casino Resorts   4,464,977  -  70,216  12,580,313
Herley Industries, Inc.   1,750,000  -  -  2,050,000
I-Stat Corp.   -  6,879,750  -  -
Image Industries, Inc.   576,000  -  -  -
Just Toys, Inc.   478,350  97,500  -  333,244
Maxwell Shoe Co., Inc. Class A   3,983,700  -  -  5,027,050
Morton's Restaurant Group, Inc.   6,325,700  -  -  6,999,750
Movado Group, Inc.   3,987,500  -  19,800  5,995,000
People's Choice TV Corp.   11,724,394  -  -  4,163,009
Reno Air, Inc.   3,503,316  -  -  6,835,725
Spectrum Holobyte, Inc.   4,570,022  -  -  13,950,000
Whole Foods Market, Inc.   27,641,106  -  -  34,431,750
TOTALS  $ 83,727,323 $ 7,104,750 $ 178,561 $ 118,151,530
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Opportunities Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 2/10/97 2/7/97 $.87
Class T 2/10/97 2/7/97 $.87
Class B 2/10/97 2/7/97 $.87
A total of 8.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund notified shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Harris Leviton, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional Operations Company
Boston, MA - Class A & Class B
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - INITIAL CLASS
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on stock market
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     18   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    27   Notes to the financial statements.

REPORT OF INDEPENDENT    36   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the changes in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

Advisor Strategic Opportunities - Initial Class   2.00%    82.08%    223.65%

Advisor Strategic Opportunities - Initial Class   -1.57%   75.71%    212.32%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)                     22.96%   103.09%   314.99%

Capital Appreciation Funds Average                16.31%   88.71%    248.21%

CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Initial Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of 189 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Initial Class    2.00%    12.73%   12.46%

Advisor Strategic Opportunities - Initial Class    -1.57%   11.93%   12.06%
 (incl. max. 3.50% sales charge)

S&P 500                                            22.96%   15.22%   15.27%

Capital Appreciation Funds Average                 16.31%   13.02%   12.48%

AVERAGE ANNUAL TOTAL RETURNS take the Initial Class shares' cumulative return and show you what would have happened if Initial Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970206 095649 S00000000000001
             FA Strategic Opp -Initial   SP Standard & Poor 500
             00014                       SP001
  1986/12/31       9650.00                    10000.00
  1987/01/31      10447.72                    11347.00
  1987/02/28      10554.87                    11795.21
  1987/03/31      10876.34                    12136.09
  1987/04/30      10560.83                    12028.08
  1987/05/31      10667.98                    12132.72
  1987/06/30      11007.31                    12745.42
  1987/07/31      11459.75                    13391.62
  1987/08/31      11685.97                    13891.12
  1987/09/30      11388.31                    13586.91
  1987/10/31       9316.63                    10660.29
  1987/11/30       8893.95                     9781.88
  1987/12/31       9098.30                    10526.28
  1988/01/31       9820.06                    10969.44
  1988/02/29      10146.24                    11480.61
  1988/03/31       9965.80                    11125.86
  1988/04/30      10028.26                    11249.36
  1988/05/31      10201.76                    11347.23
  1988/06/30      10902.69                    11868.07
  1988/07/31      10840.23                    11822.97
  1988/08/31      10514.06                    11420.99
  1988/09/30      10861.05                    11907.52
  1988/10/31      11055.37                    12238.55
  1988/11/30      11117.83                    12063.54
  1988/12/31      11164.27                    12274.65
  1989/01/31      11834.56                    13173.16
  1989/02/28      11784.11                    12845.14
  1989/03/31      12029.16                    13144.44
  1989/04/30      12483.23                    13826.63
  1989/05/31      13052.61                    14386.61
  1989/06/30      13160.73                    14304.61
  1989/07/31      14061.65                    15596.31
  1989/08/31      14234.63                    15902.00
  1989/09/30      14249.04                    15836.80
  1989/10/31      14018.41                    15469.39
  1989/11/30      14407.61                    15784.96
  1989/12/31      14846.30                    16163.80
  1990/01/31      13882.94                    15079.21
  1990/02/28      13965.09                    15273.73
  1990/03/31      13980.02                    15678.49
  1990/04/30      13412.46                    15286.53
  1990/05/31      13853.07                    16776.96
  1990/06/30      13987.49                    16662.88
  1990/07/31      14039.77                    16609.56
  1990/08/31      13068.93                    15108.05
  1990/09/30      12971.85                    14372.29
  1990/10/31      12971.85                    14310.49
  1990/11/30      13546.88                    15234.95
  1990/12/31      13867.29                    15660.00
  1991/01/31      14329.01                    16342.78
  1991/02/28      15182.02                    17511.29
  1991/03/31      15667.22                    17935.06
  1991/04/30      15886.34                    17978.11
  1991/05/31      16457.62                    18754.76
  1991/06/30      15948.94                    17895.79
  1991/07/31      16434.14                    18729.74
  1991/08/31      16794.13                    19173.63
  1991/09/30      16864.56                    18853.43
  1991/10/31      16535.88                    19106.07
  1991/11/30      16144.59                    18336.09
  1991/12/31      17152.53                    20433.74
  1992/01/31      17189.43                    20053.67
  1992/02/29      17530.82                    20314.37
  1992/03/31      17097.17                    19918.24
  1992/04/30      17429.33                    20503.84
  1992/05/31      18001.39                    20604.31
  1992/06/30      18010.61                    20297.30
  1992/07/31      18564.22                    21127.46
  1992/08/31      18259.74                    20694.35
  1992/09/30      18195.15                    20938.54
  1992/10/31      18342.78                    21011.83
  1992/11/30      19127.05                    21728.33
  1992/12/31      19463.77                    21995.59
  1993/01/31      19829.86                    22180.35
  1993/02/28      20399.34                    22482.00
  1993/03/31      21050.16                    22956.37
  1993/04/30      20643.40                    22400.83
  1993/05/31      21141.68                    23001.17
  1993/06/30      21334.90                    23067.88
  1993/07/31      21802.68                    22975.60
  1993/08/31      23175.52                    23846.38
  1993/09/30      23104.33                    23662.76
  1993/10/31      23846.68                    24152.58
  1993/11/30      22850.10                    23923.13
  1993/12/31      23565.18                    24212.60
  1994/01/31      23790.15                    25035.83
  1994/02/28      22969.02                    24357.36
  1994/03/31      22102.90                    23295.38
  1994/04/30      22282.88                    23593.56
  1994/05/31      22350.37                    23980.49
  1994/06/30      22350.37                    23392.97
  1994/07/31      22912.78                    24160.26
  1994/08/31      23059.01                    25150.83
  1994/09/30      22755.30                    24534.64
  1994/10/31      22530.34                    25086.67
  1994/11/30      21844.19                    24173.01
  1994/12/31      22068.25                    24531.50
  1995/01/31      23027.74                    25167.60
  1995/02/28      23636.20                    26148.38
  1995/03/31      23858.52                    26920.02
  1995/04/30      24385.07                    27712.81
  1995/05/31      25040.33                    28820.49
  1995/06/30      26362.55                    29489.99
  1995/07/31      27275.24                    30467.88
  1995/08/31      28059.21                    30544.36
  1995/09/30      29042.10                    31833.33
  1995/10/31      28936.79                    31719.68
  1995/11/30      29732.47                    33112.18
  1995/12/31      30618.75                    33749.92
  1996/01/31      30655.35                    34898.76
  1996/02/29      30051.29                    35222.28
  1996/03/31      29059.09                    35561.47
  1996/04/30      29828.05                    36085.64
  1996/05/31      30721.03                    37016.29
  1996/06/30      30696.22                    37157.32
  1996/07/31      28600.20                    35515.71
  1996/08/31      29691.62                    36264.74
  1996/09/30      30721.03                    38305.72
  1996/10/31      30187.72                    39362.19
  1996/11/30      31266.74                    42337.58
  1996/12/31      31231.91                    41498.87
IMATRL PRASUN   SHR__CHT 19961231 19970206 095652 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Initial Class on December 31, 1986, and the current maximum 3.50% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $31,232 - a 212.32% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,499 - a 314.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended December 31,
1996. The Standard & Poor's 500
Index returned 22.96% during the
period - well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller
cap stocks in an environment
where it was sometimes difficult to
discern the health of the economy.
While short-term confusion over
the direction of interest rates
created a volatile backdrop in the
summer months, stocks rallied
again when the Federal Reserve
Board left short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. Stock markets ended
the year on an up note after
experiencing some volatility
sparked by comments by Fed
Chairman Alan Greenspan in
December about the market's
exuberance.
An interview with Harris Leviton, Portfolio Manager of Fidelity Strategic Opportunities Fund
Q. HOW DID THE FUND DO IN 1996, HARRIS?
A. For the 12 months that ended December 31, 1996, Initial Class had a total return of 2.00%. During the same period, the capital appreciation funds average posted a return of 16.31%, according to Lipper Analytical Services.
Q. WHAT LED TO THE FUND'S UNDERPERFORMANCE?
A. Before I took over the fund in March, the investments that helped the fund post strong returns in 1995 - bonds and Baby Bells, or regional Bell operating companies - detracted from its performance. Rising interest rates at that time hurt both types of investments. During the remainder of 1996, I continued to focus on stocks of companies involved in special situations. However, I also started to look for those securities I felt were selling inexpensively. As a result, the fund emphasized more small- and mid-capitalization stocks. Unfortunately, during the second half of the year the market favored a narrow range of stocks, mainly those of large companies that make up such indexes as the Standard & Poor's 500. I didn't invest in those kinds of stocks because I found them to be too expensive given the companies' business prospects. I found many small- and mid-cap stocks to have much more compelling stories given their valuations and projected growth rates, and have faith that this stock picking method will work over time.
Q. YOU'VE DOUBLED THE FUND'S INVESTMENTS IN TECHNOLOGY FROM 5.9% SIX MONTHS AGO TO 11.8% AT THE END OF THE PERIOD. WHAT MADE THIS SECTOR ATTRACTIVE?
A. In 1995, the technology sector soared to peak levels and was one of the strongest performing sectors in the market. As a result of that euphoria, many technology stocks became overvalued. They then declined through 1996 until they reached a point where I felt they were generally undervalued, so I started to add some positions in the sector. Over the past two or three months, investors overcame fears that business prospects in the sector were fading, so valuations have rebounded to higher levels again. As a result, I've actually pared back the fund's technology stake over the past few months.
Q. WAS THERE A PARTICULAR TYPE OF TECHNOLOGY OR TECHNOLOGY-RELATED STOCK THAT APPEALED TO YOU?
A. I've been very interested in the strategic opportunity offered by companies involved in entertainment software, where there have been two positive developments. First, a new video game product cycle based on a higher-quality visual presentation is in its early stages. Manufacturers have created formats that use more "bits" to improve the resolution of the images on the screen. Up to now, investors have focused on the inevitable decline of the 16-bit video game cycle. Over the past 12 to 18 months, sales of games in this format have dropped off dramatically. At the same time, sales of the next generation 32- and 64-bit systems have really taken off. However, many of the companies are still reporting poor results that sprang from the decline of the 16-bit systems. I believe some time in the next six to 12 months video cartridge sales may spike upward as people start to buy software in the new format. Nintendo and WMS Industries - classified as media and leisure stocks - along with Eidos and Midway Games are among the fund's investments in the entertainment software area. The second factor driving entertainment software is that personal computers are used increasingly as game machines. With semiconductor price declines and rapidly changing technology, PCs have become a lot more powerful and functional. And, with the market for PC-based gaming expanding, companies such as Spectrum Holobyte, Maxis and Broderbund Software appeared to be well-positioned for improvements in earnings.
Q. WHAT'S YOUR OUTLOOK AS WE ENTER 1997?
A. Common sense dictates that the market will slow down at some point. While we've seen double-digit percentage increases in the prices of many stocks, historic measures of a stock's value such as earnings, cash flow and book value haven't kept pace overall. Stock market prices usually reflect these measures of value much more efficiently. As a result, it seems to me there has to be some sort of reconciliation or consolidation, where stock prices fall to become more in line with those measures of value. At the same time, I wouldn't be surprised to see some of the more neglected parts of the market, such as undervalued small- and mid-caps with strong cash flows, play catch up and outperform other areas.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "Special
Situation"
START DATE: December 31,
1983
SIZE: as of
December 31, 1996, more
than $722 million
MANAGER: Harris Leviton,
since March 1996; joined
Fidelity in 1986
(checkmark)
HARRIS LEVITON ON
OPPORTUNITIES IN THE INITIAL
PUBLIC OFFERING (IPO) MARKET:
"In the bull market we've
seen over the past few years,
the large number of IPOs has
made it more difficult to find
quality companies. I see a lot
of what I call `me too'
companies going public. That
is, one company is successful
as the first to go public in its
industry because of scarcity
or value, and then the next
thing you know, many of its
competitors go public. That
kind of dilution makes it
harder for companies in the
industry to raise capital, and
has made me more skeptical
toward companies newly
arrived in the IPO market.
"However, I'm finding many
opportunities in stocks of
small companies that went
public two or three years ago,
because they're not receiving
much coverage by analysts. A
company that goes public
gets at least a little bit of
coverage because its
underwriters write a report on
the company. But many of
these small- and mid-cap
stocks two or three years out
have few people calling or
covering them. On the other
hand, I have spent time
researching opportunities
among these companies and
have been able to find several
undervalued stocks with
attractive growth prospects.
This is just one way to play a
market that has been flooded
with a number of initial public
offerings."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1996
                                     % OF FUND'S    % OF FUND'S INVESTMENTS
                                     INVESTMENTS    IN THESE STOCKS
                                                    6 MONTHS AGO

American Bankers Insurance Group,    5.4            4.3
Inc.

Whole Foods Market, Inc.             4.7            4.8

Nintendo Co. Ltd. Ord.               4.3            4.3

Allstate Corp.                       2.9            2.5

Intel Corp.                          2.4            0.0

AFC Cable Systems, Inc.              2.3            1.5

Sepracor, Inc.                       2.3            1.5

Libbey, Inc.                         2.1            2.1

Spectrum Holobyte, Inc.              1.9            1.3

Alumax, Inc.                         1.8            1.6

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Media & Leisure      15.7           16.6

Finance              11.9           13.3

Technology           11.8           5.9

Retail & Wholesale   8.2            7.5

Health               7.7            6.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 * AS OF JUNE 30, 1996 **
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 1.4
Row: 1, Col: 3, Value: 43.2
Row: 1, Col: 4, Value: 50.0
Row: 1, Col: 1, Value: 2.1
Row: 1, Col: 2, Value: 1.6
Row: 1, Col: 3, Value: 46.3
Row: 1, Col: 4, Value: 50.0
Stocks 93.2%
Bonds 1.4%
Short-term
investments 5.4%
FOREIGN
INVESTMENTS 10.1%
Stocks 96.3%
Bonds 1.6%
Short-term
investments 2.1%
FOREIGN
INVESTMENTS 11.8%
*
**
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.1%
Boeing Co.   9,100 $ 968,003
DEFENSE ELECTRONICS - 0.3%
Herley Industries, Inc. (a)(c)  200,000  2,050,000
TOTAL AEROSPACE & DEFENSE   3,018,003
BASIC INDUSTRIES - 7.2%
IRON & STEEL - 0.4%
Cold Metal Products, Inc. (a)  179,900  1,101,888
Steel Dynamics, Inc. (a)  86,000  1,644,750
  2,746,638
METALS & MINING - 6.2%
AFC Cable Systems, Inc. (a)(c)  695,300  16,600,288
Alumax, Inc. (a)  400,000  13,350,000
Cable Design Technology Corp. (a)  281,400  8,758,575
Inco Ltd.   200,000  6,382,901
  45,091,764
PAPER & FOREST PRODUCTS - 0.6%
Mercer International, Inc. (SBI)  407,900  4,180,975
TOTAL BASIC INDUSTRIES   52,019,377
CONGLOMERATES - 0.2%
Tomkins PLC Ord.   308,333  1,426,071
CONSTRUCTION & REAL ESTATE - 3.8%
CONSTRUCTION - 2.6%
Beazer Homes USA, Inc. (a)  152,200  2,815,700
Lennar Corp.   459,200  12,513,200
Pulte Corp.   129,300  3,975,975
  19,304,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Arden Realty Group, Inc.   5,000 $ 138,750
Jameson Co.   250,000  3,312,500
Liberty Property Trust (SBI)   113,000  2,909,750
Sovran Self Storage, Inc.   72,000  2,250,000
  8,611,000
TOTAL CONSTRUCTION & REAL ESTATE   27,915,875
DURABLES - 7.3%
AUTOS, TIRES, & ACCESSORIES - 1.4%
Chrysler Corp.   45,400  1,498,200
Cummins Engine Co., Inc.   124,000  5,704,000
Modine Manufacturing Co.   56,800  1,519,400
Scania AB:
Class A  12,000  297,825
 Class B  12,000  298,701
Walbro Corp.   55,000  1,003,750
  10,321,876
CONSUMER DURABLES - 2.1%
Libbey, Inc.   541,700  15,099,888
CONSUMER ELECTRONICS - 1.1%
Fossil, Inc. (a)  140,600  1,898,100
Movado Group, Inc. (c)  220,000  5,995,000
Tag-Heuer International SA sponsored ADR (a)  11,000  177,375
  8,070,475
HOME FURNISHINGS - 1.2%
Maxim Group, Inc. (a)  480,000  8,400,000
TEXTILES & APPAREL - 1.5%
Deckers Outdoor Corp. (a)(c)  595,500  4,094,063
Galey & Lord, Inc. (a)  135,800  2,020,025
Maxwell Shoe Co., Inc. Class A (a)(c)  758,800  5,027,050
  11,141,138
TOTAL DURABLES   53,033,377
ENERGY - 4.5%
ENERGY SERVICES - 0.8%
Baker Hughes, Inc.   157,300  5,426,850
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 3.7%
Atlantic Richfield Co.   100,000 $ 13,250,000
Occidental Petroleum Corp.   318,000  7,433,250
Royal Dutch Petroleum Co. ADR  36,100  6,164,075
Tosco Corp.   2,300  181,988
  27,029,313
TOTAL ENERGY   32,456,163
FINANCE - 11.9%
INSURANCE - 11.9%
Allmerica Financial Corp.   8,000  268,000
Allstate Corp.   370,200  21,425,325
American Bankers Insurance Group, Inc.   762,300  38,972,588
Old Republic International Corp.   486,500  13,013,875
Penncorp. Financial Group, Inc.   301,600  10,857,600
Riscorp, Inc. (a)  92,600  335,675
Terra Nova Holdings Ltd.   35,000  752,500
US Facilities Corp.   52,700  1,034,238
  86,659,801
HEALTH - 6.6%
DRUGS & PHARMACEUTICALS - 2.5%
Myriad Genetics (a)  75,000  1,893,750
Sepracor, Inc. (a)  984,700  16,370,638
  18,264,388
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Cygnus, Inc. (a)  179,800  2,607,100
Heartport, Inc. (a)  111,100  2,541,413
Hemasure, Inc. (a)  359,000  2,243,750
I-Stat Corp. (a)  507,700  12,057,875
McKesson Corp.   121,500  6,804,000
Physiometrix, Inc. (a)  165,000  577,500
  26,831,638
MEDICAL FACILITIES MANAGEMENT - 0.4%
ARV Assisted Living, Inc. (a)  148,800  1,729,800
Emeritus Corp. (a)  76,800  1,036,800
  2,766,600
TOTAL HEALTH   47,862,626
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 0.0%
Ortel Corp. (a)  7,400 $ 177,600
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
Columbus McKinnon Corp.   247,600  3,868,750
Gardner Denver Machinery, Inc. (a)  12,300  421,275
Regal-Beloit Corp.   134,400  2,637,600
Sulzer Gebrueder PC  10,500  5,604,174
T B Wood's Corp.   164,000  1,763,000
Tokheim Corp. (a)  80,500  654,063
TRINOVA Corp.   44,700  1,625,963
  16,574,825
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   16,752,425
MEDIA & LEISURE - 15.5%
BROADCASTING - 2.2%
American Telecasting, Inc. (a)  510,000  2,932,500
Ascent Entertainment Group, Inc. (a)  64,500  1,040,063
CAI Wireless Systems, Inc. (a)  1,125,615  1,125,615
Heartland Wireless Communications, Inc. (a)   371,667  4,878,129
People's Choice TV Corp. (a)(c)  679,675  4,163,009
Starsight Telecast, Inc. (a)  30,800  288,750
Wireless One, Inc. (a)  227,600  1,507,850
  15,935,916
ENTERTAINMENT - 3.9%
Alliance Communications Corp. Class B (non-vtg.) (a)  1,500  13,240
Film Roman, Inc. (a)  155,000  1,181,875
Harveys Casino Resorts (c)  745,500  12,580,313
MGM Grand, Inc. (a)  169,200  5,900,850
Silicon Gaming, Inc. (a)  10,000  161,250
Viacom, Inc. Class B (non-vtg.) (a)  245,000  8,544,375
  28,381,903
LEISURE DURABLES & TOYS - 4.9%
Hasbro, Inc.   97,600  3,794,200
Just Toys, Inc. (a)(c)  253,900  333,244
Nintendo Co. Ltd. Ord.   438,900  31,379,741
  35,507,185
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 3.3%
Circus Circus Enterprises, Inc. (a)   364,300 $ 12,522,813
Mirage Resorts, Inc. (a)  180,000  3,892,500
Station Casinos, Inc. (a)  115,000  1,164,375
WMS Industries, Inc. (a)  325,900  6,518,000
  24,097,688
PUBLISHING - 0.2%
Hollinger International, Inc. Class A  145,500  1,673,250
RESTAURANTS - 1.0%
Morton's Restaurant Group, Inc. (a)(c)  414,800  6,999,750
TOTAL MEDIA & LEISURE   112,595,692
NONDURABLES - 4.1%
AGRICULTURE - 1.2%
Saskatchewan Wheat Pool:
Class B (non-vtg.) (a)  478,300  6,699,026
 Class B (a)(b)  158,000  2,212,934
  8,911,960
FOODS - 0.9%
Earthgrains Co.   118,000  6,165,500
HOUSEHOLD PRODUCTS - 0.8%
Church & Dwight Co., Inc.   251,800  5,759,925
TOBACCO - 1.2%
Philip Morris Companies, Inc.   80,000  9,010,000
TOTAL NONDURABLES   29,847,385
PRECIOUS METALS - 1.8%
Bre-X Minerals Ltd. (a)  200,000  3,165,919
Getchell Gold Corp. (a)  32,200  1,235,675
Newmont Mining Corp.   200,000  8,950,000
  13,351,594
RETAIL & WHOLESALE - 8.2%
APPAREL STORES - 0.5%
Baby Superstore, Inc. (a)  29,600  710,400
Charming Shoppes, Inc. (a)  211,400  1,070,213
Footstar, Inc. (a)  63,722  1,585,085
  3,365,698
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 1.2%
CVS Corp.   219,600 $ 9,085,950
GENERAL MERCHANDISE STORES - 1.0%
Freds, Inc. Class A (c)  590,300  5,091,338
Wal-Mart Stores, Inc.   81,100  1,855,163
  6,946,501
GROCERY STORES - 4.7%
Whole Foods Market, Inc. (a)(c)  1,530,300  34,431,750
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Staples, Inc. (a)  113,000  2,041,063
Toys "R" Us, Inc. (a)  121,600  3,648,000
  5,689,063
TOTAL RETAIL & WHOLESALE   59,518,962
SERVICES - 0.8%
Regis Corp.   372,700  6,056,375
TECHNOLOGY - 11.5%
COMPUTER SERVICES & SOFTWARE - 7.7%
BancTec, Inc. (a)  270,000  5,568,750
Broadway & Seymour, Inc. (a)  174,400  1,831,200
Broderbund Software, Inc. (a)  140,000  4,165,000
CACI International, Inc. Class A (a)  116,100  2,438,100
CompUSA, Inc. (a)  257,200  5,304,750
Eidos PLC sponsored ADR (a)  400,000  4,800,000
GT Interactive Software, Inc. (a)  80,000  570,000
Maxis, Inc. (a)   260,900  3,196,025
Midway Games, Inc. (a)  167,100  3,383,775
Restrac, Inc. (a)  90,000  438,750
Spectrum Holobyte, Inc. (a)(c)  1,860,000  13,950,000
Sybase, Inc. (a)  281,700  4,700,869
USCS International, Inc. (a)  235,200  3,969,000
Viewlogic Systems, Inc. (a)  198,300  2,255,663
  56,571,882
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Ingram Micro, Inc. Class A (a)  2,000  46,000
International Business Machines Corp.   60,000  9,060,000
Performance Technologies, Inc. (a)   110,000  1,062,188
  10,168,188
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 2.4%
Intel Corp.   130,900 $ 17,139,719
TOTAL TECHNOLOGY   83,879,789
TRANSPORTATION - 5.5%
AIR TRANSPORTATION - 1.8%
AMR Corp. (a)  68,100  6,001,313
Reno Air, Inc. (a)(c)  934,800  6,835,725
  12,837,038
TRUCKING & FREIGHT - 3.7%
Airborne Freight Corp.   243,600  5,694,150
Consolidated Freightways Corp. (a)  172,650  1,532,269
Consolidated Freightways, Inc.   345,300  7,682,925
Hunt (J.B.) Transport Services, Inc.   435,600  6,098,400
M.S. Carriers, Inc. (a)  110,300  1,764,800
USFreightways Corp.   150,000  4,115,625
  26,888,169
TOTAL TRANSPORTATION   39,725,207
UTILITIES - 1.4%
NYNEX Corp.   213,600  10,279,500
TOTAL COMMON STOCKS
(Cost $641,589,688)   676,398,222
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (b)  4,000  205,500
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945
depositary share representing 1/10 pfd.  114,080  969,680
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,426,360)   1,175,180
CONVERTIBLE BONDS - 1.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
HEALTH - 1.1%
MEDICAL FACILITIES MANAGEMENT - 1.1%
ARV Assisted Living, Inc.
6 3/4%, 4/1/06 (b)  - $ 5,000,000 $ 4,250,000
Emeritus Corp. 6 1/4%, 1/1/06 (b)  -  5,000,000  4,050,000
  8,300,000
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
Richardson Electronics, Ltd.
7 1/4%, 12/15/06   B3  2,382,000  2,048,520
TOTAL CONVERTIBLE BONDS
(Cost $12,485,430)   10,348,520
CASH EQUIVALENTS - 5.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 6 3/4%, dated
12/31/96 due 1/2/97  $  39,037,634 39,023,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $694,524,478)  $ 726,944,922
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,718,434 or 1.5% of net assets.
3. Affiliated company (see Note 10 of Notes to Financial Statements). Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.9%
Japan  4.3
Canada  3.1
Others (individually less than 1%)  2.7
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $694,677,420. Net unrealized appreciation aggregated $32,267,502, of which $93,872,443 related to appreciated investment securities and $61,604,941 related to depreciated investment securities.
The fund hereby designates approximately $19,489,000 as a capital gain dividend for the purpose of the dividend paid deduction
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase          $ 726,944,922
agreements of $39,023,000) (cost $694,524,478) -
See accompanying schedule

Cash                                                               614

Receivable for investments sold                                    8,778,722

Receivable for fund shares sold                                    322,679

Dividends receivable                                               380,197

Interest receivable                                                246,015

Other receivables                                                  14,273

Prepaid expenses                                                   13,415

 TOTAL ASSETS                                                      736,700,837

LIABILITIES

Payable for investments purchased                        $ 2,285,788

Payable for fund shares redeemed                          3,782,617

Distributions payable                                     7,756,293

Accrued management fee                                    271,824

Distribution fees payable                                 318,896

Other payables and accrued expenses                       229,350

 TOTAL LIABILITIES                                                      14,644,768

NET ASSETS                                                             $ 722,056,069

Net Assets consist of:

Paid in capital                                                        $ 647,199,666

Undistributed net investment income                                     1,667,423

Accumulated undistributed net realized gain (loss) on                   40,769,911
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                           32,419,069
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                             $ 722,056,069


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 DECEMBER 31, 1996

CALCULATION OF MAXIMUM OFFERING PRICE                              $22.51
CLASS A:
NET ASSET VALUE and redemption price per share
 ($638,053 (divided by) 28,340 shares)

Maximum offering price per share (100/94.75 of $22.51)             $23.76

CLASS T:                                                           $22.69
NET ASSET VALUE and redemption price per share
 ($560,645,014 (divided by) 24,711,323 shares)

Maximum offering price per share (100/96.50 of $22.69)             $23.51

CLASS B:                                                           $22.36
NET ASSET VALUE and offering price per share
 ($98,535,214 (divided by) 4,407,076 shares) A

INITIAL CLASS:                                                     $22.90
NET ASSET VALUE and redemption price per share
 ($20,405,659 (divided by) 891,012 shares)

Maximum offering price per share (100/96.50 of $22.90)             $23.73

INSTITUTIONAL CLASS:                                               $22.57
NET ASSET VALUE, offering price and redemption price per

 share ($41,832,129 (divided by) 1,853,352 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                          $ 10,374,783
Dividends (including $178,561 received from
affiliated issuers)

Interest                                                                    4,530,101

 TOTAL INCOME                                                               14,904,884

EXPENSES

Management fee                                             $ 4,583,688
Basic fee

 Performance adjustment                                     (962,281)

Transfer agent fees                                         1,693,586

Distribution fees                                           3,997,788

Accounting fees and expenses                                380,339

Non-interested trustees' compensation                       2,962

Custodian fees and expenses                                 61,462

Registration fees                                           102,354

Audit                                                       47,031

Legal                                                       10,965

Miscellaneous                                               43,781

 Total expenses before reductions                           9,961,675

 Expense reductions                                         (121,816)       9,839,859

NET INVESTMENT INCOME                                                       5,065,025

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of          101,103,389
 $7,219,738 on sales of investments in affiliated
issuers)

 Foreign currency transactions                              (369)           101,103,020

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (96,083,040)

 Assets and liabilities in foreign currencies               (1,375)         (96,084,415)

NET GAIN (LOSS)                                                             5,018,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 10,083,630
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          DECEMBER 31,    DECEMBER 31,
                                                          1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 5,065,025     $ 10,587,747
Net investment income

 Net realized gain (loss)                                  101,103,020     36,064,014

 Change in net unrealized appreciation (depreciation)      (96,084,415)    132,499,323

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           10,083,630      179,151,084
FROM OPERATIONS

Distributions to shareholders                              (5,501,432)     (11,454,997)
From net investment income

 From net realized gain                                    (70,113,368)    (15,884,736)

 TOTAL DISTRIBUTIONS                                       (75,614,800)    (27,339,733)

Share transactions - net increase (decrease)               36,171,237      189,241,269

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (29,359,933)    341,052,620

NET ASSETS

 Beginning of period                                       751,416,002     410,363,382

 End of period (including undistributed net investment    $ 722,056,069   $ 751,416,002
 income of $1,667,423, and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      DECEMBER 31,

      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 23.48

Income from Investment Operations

 Net investment income                                               .08 E

 Net realized and unrealized gain (loss)                             1.26

 Total from investment operations                                    1.34

Less Distributions

 From net investment income                                          (.37)

 From net realized gain                                              (1.94)

 Total distributions                                                 (2.31)

Net asset value, end of period                                      $ 22.51

TOTAL RETURN B, C                                                    5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 638

Ratio of expenses to average net assets                              .99% A, D

Ratio of expenses to average net assets after expense reductions     .97% A, G

Ratio of net investment income to average net assets                 1.00% A

Portfolio turnover                                                   151%

Average commission rate H                                           $ .0409

A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

      YEARS ENDED           THREE          YEARS ENDED SEPTEMBER 30,
      DECEMBER 31,          MONTHS
                            ENDED
                            DECEMBER 31,

      1996           1995   1994           1994 F                      1993   1992



SELECTED PER-SHARE DATA

Net asset value,               $ 24.88     $ 18.70     $ 19.96     $ 22.52     $ 19.53     $ 21.38
beginning of period

Income from
Investment
Operations

 Net investment                 .17 E       .39         .10 E       .39 E       .33         .61
income

 Net realized                   .18         6.73        (.75)       (.81)       4.44        .58
 and unrealized
 gain (loss)

 Total from                     .35         7.12        (.65)       (.42)       4.77        1.19
investment
 operations

Less Distributions

 From net                       (.19)       (.39)       (.35)       (.43)       (.57)       (.62)
 investment
income

 From net                       (2.35)      (.55)       (.26)       (1.71)      (1.21)      (2.42)
 realized gain

 Total distributions            (2.54)      (.94)       (.61)       (2.14)      (1.78)      (3.04)

Net asset value,               $ 22.69     $ 24.88     $ 18.70     $ 19.96     $ 22.52     $ 19.53
 end of period

TOTAL RETURN B, C               1.53%       38.16%      (3.26)%     (2.24)%     26.33%      7.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 560,645   $ 619,993   $ 375,691   $ 385,349   $ 269,883   $ 194,710
period (000 omitted)

Ratio of expenses to            1.28%       1.61%       1.73% A,    1.85%       1.57%       1.46%
average net assets                                      G                      D

Ratio of expenses to            1.27%       1.61%       1.73% A     1.84%       1.57%       1.46%
average net assets             H                                   H
after expense
reductions

Ratio of net                    .70%        1.90%       2.03% A     1.89%       2.06%       3.22%
investment income
to average net
assets

Portfolio turnover              151%        142%        228% A      159%        183%        211%

Average commission             $ .0409
rate I


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FMR FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER. H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED           THREE       YEAR ENDED
      DECEMBER 31,          MONTHS      SEPTEMBER
                            ENDED       30,
                            DECEMBER
                            31,

      1996           1995   1994        1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 24.56    $ 18.57    $ 19.98     $ 19.65

Income from Investment Operations

 Net investment income                       .04 D      .38        .06 D       .05 D

 Net realized and unrealized gain (loss)     .18        6.54       (.74)       .28

 Total from investment operations            .22        6.92       (.68)       .33

Less Distributions

 From net investment income                  (.07)      (.38)      (.47)       -

 From net realized gain                      (2.35)     (.55)      (.26)       -

 Total distributions                         (2.42)     (.93)      (.73)       -

Net asset value, end of period              $ 22.36    $ 24.56    $ 18.57     $ 19.98

TOTAL RETURN B, C                            1.00%      37.35%     (3.41)%     1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 98,535   $ 87,566   $ 17,090    $ 8,824

Ratio of expenses to average net assets      1.80%      2.11%      2.58% A     2.63% A,
                                                                               F

Ratio of expenses to average net assets      1.79%      2.10%      2.53% A,    2.63% A
after expense reductions                    G          G           G

Ratio of net investment income to            .18%       1.40%      1.22% A     1.11% A
average net assets

Portfolio turnover                           151%       142%       228% A      159%

Average commission rate H                   $ .0409


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
A FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INITIAL CLASS

      YEARS ENDED           THREE          YEARS ENDED SEPTEMBER 30,
      DECEMBER 31,          MONTHS
                            ENDED
                            DECEMBER 31,

      1996           1995   1994           1994 F                      1993   1992



SELECTED PER-SHARE DATA

Net asset value,               $ 25.10    $ 18.86    $ 20.23     $ 22.72    $ 19.72    $ 21.55
beginning of period

Income from
Investment
Operations

 Net investment                 .28 E      .50        .13 E       .54 E      .45        .73
 income

 Net realized                   .19        6.79       (.74)       (.81)      4.46       .58
 and unrealized
 gain (loss)

 Total from                     .47        7.29       (.61)       (.27)      4.91       1.31
 investment
 operations

Less Distributions

 From net                       (.32)      (.50)      (.50)       (.51)      (.70)      (.72)
 investment
income

 From net                       (2.35)     (.55)      (.26)       (1.71)     (1.21)     (2.42)
 realized gain

 Total distributions            (2.67)     (1.05)     (.76)       (2.22)     (1.91)     (3.14)

Net asset value, end           $ 22.90    $ 25.10    $ 18.86     $ 20.23    $ 22.72    $ 19.72
of period

TOTAL RETURN B, C               2.00%      38.75%     (3.02)%     (1.51)%    26.98%     7.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 20,406   $ 23,428   $ 17,583    $ 18,850   $ 20,707   $ 17,933
period (000 omitted)

Ratio of expenses to            .82%       1.04%      1.14% A     1.15%      .89%       .87%
average net assets                                                          D

Ratio of expenses to            .81%       1.03%      1.11% A,    1.14%      .89%       .87%
average net assets             G          G           G          G
after expense
reductions

Ratio of net                    1.16%      2.47%      2.65% A     2.60%      2.74%      3.78%
investment income
to average net
assets

Portfolio turnover              151%       142%       228% A      159%       183%       211%

Average commission             $ .0409
rate  H


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FMR FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED DECEMBER
      31,

      1996                    1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 24.80    $ 22.35

Income from Investment Operations

 Net investment income                                               .29 D      .55

 Net realized and unrealized gain (loss)                             .17        3.00

 Total from investment operations                                    .46        3.55

Less Distributions

 From net investment income                                          (.34)      (.55)

 From net realized gain                                              (2.35)     (.55)

 Total distributions                                                 (2.69)     (1.10)

Net asset value, end of period                                      $ 22.57    $ 24.80

TOTAL RETURN B, C                                                    1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 41,832   $ 20,429

Ratio of expenses to average net assets                              .78%       .97% A

Ratio of expenses to average net assets after expense reductions     .76% F     .96% A,
                                                                                F

Ratio of net investment income to average net assets                 1.21%      2.55% A

Portfolio turnover                                                   151%       142%

Average commission rate G                                           $ .0409


A ANNUALIZED
A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
A FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
A FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares outstanding for each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,088,221,573 and $1,119,905,206, respectively, of which U.S. government and government agency obligations aggregated $4,397,300 and $178,149,415, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of .20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .48% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 317         $ 317

CLASS T     3,004,411     3,004,411

CLASS B     993,060       248,724

           $ 3,997,788   $ 3,253,452

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
Class T and Initial Class shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charged levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
                 PAID TO       DEALERS'
                 FDC           PORTION

CLASS A          $ 15,662      $ 12,704

CLASS T           909,434       763,508

CLASS B           243,510       -*

INITIAL CLASS     725           -

                 $ 1,169,331   $ 776,212

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER         AMOUNT        % OF
                       AGENT                          AVERAGE
                                                      NET ASSETS

CLASS A                FIIOC*           $ 446          .35%

CLASS T                State Street**    1,345,676     .22%

CLASS B                FIIOC*            253,070       .25%

INITIAL CLASS          FSC*              43,627        .20%

INSTITUTIONAL CLASS    FIIOC*            50,767        .16%

                                        $ 1,693,586

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY (FIIOC) AND FIDELITY SERVICE CO. (FSC), AFFILIATES OF FMR.
** STATE STREET BANK AND TRUST COMPANY (STATE STREET).
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $257,886 for the period.
5. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a lender. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $4,468,000. The weighted average interest rate was 5.74%. Interest earned from the interfund lending program amounted to $713 and is included in interest income on the Statement of Operations.
6. EXPENSE REDUCTIONS.
FMR agreed to reimburse expenses in accordance with a state expense limitation. FMR retains the ability to be repaid by the fund, or any class for these expense reductions in the event that expenses fall below the state limitation prior to the end of the fiscal year. For the period, the reimbursement reduced the expenses of Class A by $11,605.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $98,580 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $10,212 under the custodian arrangement and Institutional Class expenses were reduced by $1,419 under the transfer agent arrangement.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED
                              DECEMBER 31,

                              1996 A         1995 B

CLASS A

From net investment income    $ 9,050        $ -

From net realized gain         47,453         -

CLASS T

From net investment income     4,356,302      9,290,408

From net realized gain         54,934,732     13,102,251

CLASS B

From net investment income     291,486        1,281,036

From net realized gain         9,460,141      1,854,130

INITIAL CLASS

From net investment income     263,298        449,705

From net realized gain         1,978,165      494,507

INSTITUTIONAL CLASS

From net investment income     581,296        433,848

From net realized gain         3,692,877      433,848

                              $ 75,614,800   $ 27,339,733

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B DISTRIBUTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 11,444

CLASS T                 42,093

CLASS B                 19,305

INITIAL CLASS           8,766

INSTITUTIONAL CLASS     20,746

                       $ 102,354

9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,

                                 1996 A         1995 B         1996 A           1995 B



CLASS A                           26,335         -             $ 633,035        $ -
Shares sold

Reinvestment of distributions     2,536          -              56,498           -

Shares redeemed                   (531)          -              (12,990)         -

Net increase (decrease)           28,340         -             $ 676,543        $ -

CLASS T                           7,239,477      9,172,492     $ 173,637,131    $ 204,159,266
Shares sold

Reinvestment of distributions     2,215,089      758,477        50,421,264       18,559,827

Shares redeemed                   (9,664,112)    (5,097,863)    (231,598,779)    (111,903,939)

Net increase (decrease)           (209,546)      4,833,106     $ (7,540,384)    $ 110,815,154

CLASS B                           1,826,263      2,741,552     $ 43,251,259     $ 61,331,975
Shares sold

Reinvestment of distributions     422,830        119,876        9,473,517        2,896,199

Shares redeemed                   (1,407,472)    (216,251)      (33,157,193)     (4,921,449)

Net increase (decrease)           841,621        2,645,177     $ 19,567,583     $ 59,306,725

INITIAL CLASS                     7,958          13,543        $ 193,575        $ 326,042
Shares sold

Reinvestment of distributions     86,899         33,960         1,996,834        838,428

Shares redeemed                   (137,073)      (46,783)       (3,325,386)      (1,049,626)

Net increase (decrease)           (42,216)       720           $ (1,134,977)    $ 114,844

INSTITUTIONAL CLASS               1,132,115      804,353       $ 27,291,041     $ 18,524,159
Shares sold

Reinvestment of distributions     182,073        33,876         4,097,341        826,550

Shares redeemed                   (284,588)      (14,477)       (6,785,910)      (346,163)

Net increase (decrease)           1,029,600      823,752       $ 24,602,472     $ 19,004,546


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
10. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ 8,992,575 $ 127,500 $ - $ 16,600,288
Deckers Outdoor Corp.   933,495  -  -  4,094,063
Freds, Inc. Class A   4,796,188  -  88,545  5,091,338
Harveys Casino Resorts   4,464,977  -  70,216  12,580,313
Herley Industries, Inc.   1,750,000  -  -  2,050,000
I-Stat Corp.   -  6,879,750  -  -
Image Industries, Inc.   576,000  -  -  -
Just Toys, Inc.   478,350  97,500  -  333,244
Maxwell Shoe Co., Inc. Class A   3,983,700  -  -  5,027,050
Morton's Restaurant Group, Inc.   6,325,700  -  -  6,999,750
Movado Group, Inc.   3,987,500  -  19,800  5,995,000
People's Choice TV Corp.   11,724,394  -  -  4,163,009
Reno Air, Inc.   3,503,316  -  -  6,835,725
Spectrum Holobyte, Inc.   4,570,022  -  -  13,950,000
Whole Foods Market, Inc.   27,641,106  -  -  34,431,750
TOTALS  $ 83,727,323 $ 7,104,750 $ 178,561 $ 118,151,530
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Opportunities Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Opportunities Fund - Initial Class voted to pay on February 10, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $.87 per share derived from capital gains realized from sales of portfolio securities.
A total of 8.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund notified shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Harris Leviton, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)